Securities Act File No. 33-73140
                                        Investment Company Act File No. 811-8220
================================================================================

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-lA

             Registration Statement Under The Securities Act of 1933
                         Pre-Effective Amendment No. __
                         Post-Effective Amendment No. 19                     [X]

                                     and/or

         Registration Statement Under The Investment Company Act of 1940
                                Amendment No. 20                             [X]

                        (Check appropriate box or boxes)


                         PILGRIM VARIABLE PRODUCTS TRUST
                     (formerly named NorthStar Galaxy Trust)
                 (Exact Name of Registrant Specified in Charter)


                          7337 E. Doubletree Ranch Road
                            Scottsdale, Arizona 85258
                    (Address of Principal Executive Offices)


                                 (800) 992-0180
              (Registrant's Telephone Number, Including Area Code)


       James M. Hennessy, Esq.                          With Copies To:
    ING Pilgrim Investments, Inc.                   Jeffrey S. Puretz, Esq.
    7337 E. Doubletree Ranch Road                           Dechert
      Scottsdale, Arizona 85258                      1775 Eye Street, N.W.
(Name and Address of Agent for Service)              Washington, D.C. 20006

                                   ----------

It is proposed that this filing will become effective (check appropriate box):

             [ ] Immediately upon filing pursuant to paragraph (b)
             [ ] 60 days after filing pursuant to paragraph (a)(1)
             [ ] 75 days after filing pursuant to paragraph (a)(2)
             [X] On May 1, 2001, pursuant to paragraph (b)
             [ ] on (date) pursuant to paragraph (a)(1)
             [ ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

             [ ] This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

================================================================================

[LOGO]                                                                Prospectus


                 May 1, 2001

                 Pilgrim Variable Products Trust

                 Class S

                              U.S. Equity Portfolios

                              Pilgrim VP MagnaCap Portfolio
                              Pilgrim VP Research Enhanced Index Portfolio
                              Pilgrim VP Growth Opportunities Portfolio
                              Pilgrim VP MidCap Opportunities Portfolio
                              Pilgrim VP Growth + Value Portfolio
                              Pilgrim VP SmallCap Opportunities Portfolio
                              Pilgrim VP Growth and Income Portfolio
                              Pilgrim VP LargeCap Growth Portfolio
                              Pilgrim VP Financial Services Portfolio
                              Pilgrim VP Convertible Portfolio

                              International Equity Portfolios

                              Pilgrim VP International Value Portfolio
                              Pilgrim VP Worldwide Growth Portfolio
                              Pilgrim VP International Portfolio
                              Pilgrim VP International SmallCap Growth Portfolio Pilgrim VP Emerging Countries Portfolio

                              Income Portfolio

                              Pilgrim VP High Yield Bond Portfolio


This prospectus contains important information about investing in the Pilgrim Variable Products Trust Portfolios. You should read it carefully before you invest, and keep it for future reference. Please note that your investment: is not a bank deposit, is not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency; and is affected by market fluctuations there is no guarantee that the portfolios will achieve their objectives. As with all mutual funds, the U.S. Securities and Exchange Commission (SEC) has not approved or disapproved these securities nor has the SEC judged whether the information in this prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

                                                                   WHAT'S INSIDE
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[GRAPHIC] OBJECTIVE


These pages contain a description of our portfolios, including each portfolio's objective, investment strategy, risks and portfolio manager.


[GRAPHIC] INVESTMENT STRATEGY

You'll also find:

[GRAPHIC] RISKS


What you pay to invest. Information about the portfolios' management fees and expenses the portfolios pay. You'll find further details about the fees associated with your annuity contract or life insurance policy in the accompanying product prospectus or offering memorandum. Please read these documents carefully, and keep them for future reference.


[GRAPHIC] HOW THE FUND HAS PERFORMED

How the portfolio has performed. A chart that shows the portfolio's financial performance since inception.


U.S. EQUITY PORTFOLIOS
MagnaCap Portfolio                                                             2
Research Enhanced Index Portfolio                                              4
Growth Opportunities Portfolio                                                 6
MidCap Opportunities Portfolio                                                 8
Growth + Value Portfolio                                                      10
SmallCap Opportunities Portfolio                                              12
Growth and Income Portfolio                                                   14
LargeCap Growth Portfolio                                                     16
Financial Services Portfolio                                                  18
Convertible Portfolio                                                         20

INTERNATIONAL EQUITY PORTFOLIOS
International Value Portfolio                                                 22
Worldwide Growth Portfolio                                                    24
International Portfolio                                                       26
International SmallCap Growth Portfolio                                       28
Emerging Countries Portfolio                                                  30

PILGRIM INCOME PORTFOLIO
High Yield Bond Portfolio                                                     32

What You Pay to Invest                                                        34
Management of the Portfolios                                                  36
Information for Investors                                                     40
Dividends, Distributions and Taxes                                            41
More Information About Risks                                                  42
Financial Highlights                                                          45
Where To Go For More Information                                      Back cover

Risk is the potential that your investment will lose money or not earn as much as you hope. The Pilgrim Variable Products Trust's ("Trust") Portfolios have varying degrees of risk, depending on the securities they invest in. Please read this prospectus carefully to be sure you understand the principal risks and strategies associated with each of our portfolios. You should consult the Statement of Additional Information ("SAI") for a complete list of the risks and strategies.

-----------
U.S. Equity
Portfolios
-----------

                                                    Adviser
PILGRIM VP MAGNACAP PORTFOLIO                       ING Pilgrim Investments, LLC
--------------------------------------------------------------------------------

OBJECTIVE [GRAPHIC]

The Portfolio seeks growth of capital, with dividend income as a secondary consideration.

INVESTMENT STRATEGY [GRAPHIC]

The Portfolio is managed with the philosophy that companies that can best meet the Portfolio's objectives have paid increasing dividends or have had the capability to pay rising dividends from their operations. The Portfolio normally invests at least 65% of its assets in equity securities of companies that meet the following disciplined criteria:

Consistent Dividends -- A company must have paid or had the financial capability from its operations to pay a dividend in 8 out of the last 10 years.


Substantial Dividend Increases -- A company must have increased its dividends or had the financial capability from its operations to have increased its dividends at least 100% over the past 10 years.


Reinvested Earnings -- Dividend payout must be less than 65% of current earnings.

Strong Balance Sheet -- Long term debt should be no more than 25% of the company's total capitalization or a company's bonds must be rated at least A- or A-3.


Attractive Price -- A company's current share price should be in the lower half of the stock's price/earnings ratio range for the past ten years, or the ratio of the share price to its anticipated future earnings must be an attractive value in relation to the average for its industry peer group or that of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index").

The equity securities in which the Portfolio may invest include common stocks, convertible securities, and rights or warrants. Normally, the Portfolio's investments are primarily in larger companies that are included in the largest 500 U.S. companies. The remainder of the Portfolio's assets may be invested in equity securities that the Adviser believes have growth potential because they represent an attractive value.


In selecting securities for the Portfolio, preservation of capital is also an important consideration. Although the Portfolio normally will be invested as fully as practicable in equity securities, assets that are not invested in equity securities may be invested in high quality debt securities. The Portfolio may invest up to 5% of its assets, measured at the time of investment, in foreign securities.

--------------------------------------------------------------------------------

RISKS [GRAPHIC]

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others:

Price Volatility -- the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

Market Trends -- from time to time, the stock market may not favor the value securities that meet the Portfolio's disciplined investment criteria. Rather, the market could favor growth-oriented stocks or small company stocks, or may not favor equities at all.

Debt securities -- the value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities.

Credit Risk -- the Portfolio could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns.

Risks of Foreign Investing -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

2    Pilgrim VP MagnaCap Portfolio

                                                   PILGRIM VP MAGNACAP PORTFOLIO
--------------------------------------------------------------------------------

HOW THE PORTFOLIO HAS PERFORMED [GRAPHIC]


The Portfolio does not have performance history because it did not commence operations until May 8, 2000.


                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                              Pilgrim VP MagnaCap Portfolio    3

-----------
U.S. Equity
Portfolios
-----------

                                               Adviser
                                               ING Pilgrim Investments, LLC
                                               Sub-Adviser
PILGRIM VP RESEARCH ENHANCED INDEX PORTFOLIO   J.P. Morgan Investment Management
--------------------------------------------------------------------------------

OBJECTIVE [GRAPHIC]

The Portfolio seeks capital appreciation.

INVESTMENT STRATEGY [GRAPHIC]


The Portfolio invests primarily in large companies that make up the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"). Based on extensive research regarding projected company earnings and dividends, a valuation model ranks companies in each industry group according to their relative value. Using this valuation model, the portfolio managers select stocks for the Portfolio. Within each industry, the Portfolio modestly overweights stocks that are ranked as undervalued or fairly valued while modestly underweighting or not holding stocks that appear overvalued. Industry by industry, the Portfolio's assets are invested so that the Portfolio's industry sector allocations and market cap weightings closely parallel those of the S&P 500 Index.


By owning a large number of stocks within the S&P 500 Index, with an emphasis on those that appear undervalued or fairly valued, and by tracking the industry weightings and other characteristics of that index, the Portfolio seeks returns that modestly exceed those of the S&P 500 Index over the long term with virtually the same level of volatility.


Under normal market conditions, the Portfolio invests at least 80% of its total assets in common stocks included in the S&P 500 Index. It may also invest in other common stocks not included in the S&P 500 Index. The Portfolio may also invest in certain higher-risk investments, including derivatives (generally these investments will be limited to S&P 500 Index options).


--------------------------------------------------------------------------------

RISKS [GRAPHIC]

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others:


Price Volatility -- the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Portfolio invests primarily in equity securities of larger companies, which sometimes have more stable prices than smaller companies. The portfolio managers try to remain fully invested in companies included in the S&P 500 Index, and generally do not change this strategy even temporarily, which could make the Portfolio more susceptible to poor market conditions.


Market Trends -- from time to time, the stock market may not favor the large company securities that are ranked as undervalued or fairly valued in which the Portfolio invests. Rather, the market could favor small company stocks, growth-oriented stocks, or may not favor equities at all.


Risks of Using Derivatives -- derivatives are subject to the risk of changes in the market price of the security, and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Portfolio. The use of derivatives may reduce returns for the Portfolio.


4    Pilgrim VP Research Enhanced Index Portfolio

                                    PILGRIM VP RESEARCH ENHANCED INDEX PORTFOLIO
--------------------------------------------------------------------------------

HOW THE PORTFOLIO HAS PERFORMED [GRAPHIC]

The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year to year.

Year by Year Total Return (%)(1)(2)(3)


             1995      1996      1997      1998      1999      2000
             ----      ----      ----      ----      ----      ----
            14.97     12.53      6.15      1.02      5.79     -11.23

Best and worst quarterly performance during this period:


4th quarter 1999: up 12.76%

4th quarter 2000: down 8.16%

The Portfolio's year-to-date total return as of March 31, 2001 was down 12.07%.

The table below compares the portfolio's long-term performance with the combined performance of the Lehman Brothers Government/Corporate Bond Index (selected in light of the Portfolio's previous investment objective and strategies) and the S&P 500 Index.

Average Annual Total Return

                                                Index
                               Class R(4)     Return(1)(5)
                               ----------     ------------
One year, ended
December 31, 2000      %         -11.63          -9.11

Five years, ended
December 31, 2000      %           2.44           4.67

Since inception(6)     %           4.20           7.23

----------
(1) The Portfolio commenced operations on May 6, 1994 as the Northstar Multi-Sector Bond Fund with the investment objective of maximizing current income consistent with the preservation of capital. From inception through April 29, 1999, the Portfolio operated under this investment objective and related investment strategies. Effective April 30, 1999, the Portfolio changed its name to the Research Enhanced Index Portfolio and changed its investment objective and strategies to invest primarily in equity securities of larger companies that make up the S&P 500 Index. Accordingly, beginning April 30, 1999, the benchmark index for the Portfolio has been changed from the Lehman Brothers Government/ Corporate Bond Index to the S&P 500 Index.
(2) These figures are for the year ended December 31 of each year. They do not reflect expenses or charges which are, or may be imposed under your annuity contract or life insurance policy, and would be lower if they did.
(3) Because Class S shares first were offered in 2001, the returns in the bar chart are based upon the performance of Class R shares of the Portfolio. Class R shares are not offered in this prospectus. Class R shares would have substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class R shares have different expenses.
(4) This table shows performance of the Class R shares of the Portfolio because Class S shares were not offered during the year ended December 31, 2000. See footnote (3) to the bar chart above.
(5) The Index Return showing the one year, five year and since inception average annual total returns is a calculation that reflects the Lehman Brothers Government/Corporate Bond Index for the period May 6, 1994 (inception of the Portfolio) to April 30, 1999, and the S&P 500 Index for the period May 1, 1999 to December 31, 2000. The Lehman Brothers Government/Corporate Bond Index is an unmanaged index that measures the performance of U.S. government bonds, U.S. corporate bonds and Yankee bonds. The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.
(6)  Class R commenced operations on May 6, 1994.


                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                               Pilgrim VP Research Enhanced Index Portfolio    5

-----------
U.S. Equity
Portfolios
-----------

                                                    Adviser
PILGRIM VP GROWTH OPPORTUNITIES PORTFOLIO           ING Pilgrim Investments, LLC
--------------------------------------------------------------------------------

OBJECTIVE [GRAPHIC]

This Portfolio seeks long-term growth of capital.

INVESTMENT STRATEGY [GRAPHIC]


The Portfolio invests primarily in common stock of U.S. companies that the portfolio manager feels have above average prospects for growth.


Under normal market conditions, the Portfolio invests at least 65% of its total assets in securities purchased on the basis of the potential for capital appreciation. These securities may be from large-cap, mid-cap or small-cap companies.


The portfolio managers use a "top-down" disciplined investment process, which includes extensive database screening, frequent fundamental research, identification and implementation of a trend-oriented approach in structuring the portfolio and a sell discipline. The portfolio managers seek to invest in companies expected to benefit most from major social, economic and technological trends that are likely to shape the future of business and commerce over the next three to five years, and attempt to provide a framework for identifying the industries and companies expected to benefit most. This top down approach is combined with rigorous fundamental research (a bottom-up approach) to guide stock selection and portfolio structure.


--------------------------------------------------------------------------------

RISKS [GRAPHIC]

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others:

Price Volatility -- the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. This Portfolio invests in companies that the portfolio manager feels have the potential for rapid growth, which may give the Portfolio a higher risk of price volatility than a fund that emphasizes other styles, such as a value-oriented style. The Portfolio may invest in small and medium-sized companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, limited product and market diversification and many are dependent on a few key managers.

Market Trends -- from time to time, the stock market may not favor the growth securities in which the Portfolio invests. Rather, the market could favor value-oriented stocks, or may not favor equities at all.

Inability to Sell Securities -- securities of smaller companies trade in lower volume and may be less liquid than securities of larger, more established companies. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

6    Pilgrim VP Growth Opportunities Portfolio

                                       PILGRIM VP GROWTH OPPORTUNITIES PORTFOLIO
--------------------------------------------------------------------------------

HOW THE PORTFOLIO HAS PERFORMED [GRAPHIC]


The Portfolio does not have performance history because it did not commence operations until May 3, 2000.


                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                  Pilgrim VP Growth Opportunities Portfolio    7

-----------
U.S. Equity
Portfolios
-----------

                                                    Adviser
PILGRIM VP MIDCAP OPPORTUNITIES PORTFOLIO           ING Pilgrim Investments, LLC
--------------------------------------------------------------------------------

OBJECTIVE [GRAPHIC]

The Portfolio seeks long-term capital appreciation.

INVESTMENT STRATEGY [GRAPHIC]


The Portfolio invests primarily in the common stocks of mid-sized U.S. companies that the portfolio managers feel have above average prospects for growth. For this Portfolio, mid-sized companies are companies with market capitalizations that fall within the range of companies in the Standard & Poor's MidCap 400 Index ("S&P MidCap 400 Index"). As of March 31, 2001, the market capitalizations that fall within the range of companies in the S&P MidCap 400 Index ranged from $200 million to $8.6 billion. The market capitalization range will change as the range of the companies included in the S&P MidCap 400 Index changes.


The portfolio managers use a "top-down" disciplined investment process, which includes extensive database screening, frequent fundamental research, identification and implementation of a trend-oriented approach in structuring the portfolio and a sell discipline. The portfolio managers seek to invest in companies expected to benefit most from the major social, economic and technological trends that are likely to shape the future of business and commerce over the next three to five years, and attempt to provide a framework for identifying the industries and companies expected to benefit most. This top-down approach is combined with rigorous fundamental research (a "bottom-up" approach) to guide stock selection and portfolio structure.


The Portfolio may invest in initial public offerings.


--------------------------------------------------------------------------------

RISKS [GRAPHIC]

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others:

Price Volatility -- the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. This Portfolio invests in companies that the portfolio managers feel have the potential for growth, which may give the Portfolio a higher risk of price volatility than a fund that emphasizes other styles, such as a value-oriented style. The Portfolio invests in medium-sized companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification, and may be dependent on a few key managers.

Market Trends -- from time to time, the stock market may not favor the mid-cap growth securities in which the Portfolio invests. Rather, the market could favor value-oriented stocks or large or small company stocks, or may not favor equities at all.

Inability to Sell Securities -- securities of mid-size companies usually trade in lower volume and may be less liquid than securities of larger, more established companies. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

8    Pilgrim VP MidCap Opportunities Portfolio

                                       PILGRIM VP MIDCAP OPPORTUNITIES PORTFOLIO
--------------------------------------------------------------------------------

HOW THE PORTFOLIO HAS PERFORMED [GRAPHIC]


This Portfolio does not have performance history because it did not commence operations until May 5, 2000.


                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                  Pilgrim VP MidCap Opportunities Portfolio    9

-----------
U.S. Equity
Portfolios
-----------

                                                 Adviser
                                                 ING Pilgrim Investments, LLC
                                                 Sub-Adviser
PILGRIM VP GROWTH + VALUE PORTFOLIO              Navellier Fund Management, Inc.
--------------------------------------------------------------------------------

OBJECTIVE [GRAPHIC]

The Portfolio seeks capital appreciation.

INVESTMENT STRATEGY [GRAPHIC]

The Portfolio invests primarily in a diversified portfolio of equity securities, including common and preferred stock, warrants and convertible securities. The Portfolio invests in common stock of companies the portfolio manager believes are poised to rise in price. The Sub-Adviser uses a "bottom-up" quantitative screening process designed to identify and select inefficiently priced stocks that achieved superior returns compared to their risk characteristics. The Sub-Adviser first uses a proprietary computer model to calculate and analyze a "reward/risk" ratio. The reward/risk ratio is designed to identify stocks with above average market returns and risk levels which are reasonable for higher return rates. The Sub-Adviser then applies a quantitative analysis which focuses on growth and value fundamental characteristics, such as earnings growth, earnings momentum, price to earnings (P/E) ratios, and internal reinvestment rates. The Sub-Adviser then allocates stocks according to how they complement other portfolio holdings.

Under normal market conditions, the Portfolio invests at least 65% of its total assets in securities purchased on the basis of the potential for capital appreciation. These securities may be from large-cap, mid-cap, or small-cap companies.

--------------------------------------------------------------------------------

RISKS [GRAPHIC]

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others:

Price Volatility -- the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Portfolio's performance will be affected if the Sub-Adviser makes an inaccurate assessment of economic conditions and investment opportunities, and chooses growth companies that do not grow as quickly as hoped, or value companies that continue to be undervalued by the market. Although the Sub-Adviser invests in value companies to decrease volatility, these investments may also lower the Portfolio's performance. The Portfolio's investments in smaller and mid-sized companies may be more susceptible to price swings than investments in larger companies because they have fewer financial resources, limited product and market diversification and many are dependent on a few key managers.


Market Trends -- from time to time, the stock market may not favor the mix of growth securities and value securities in which the Portfolio invests. Rather, the market could favor growth stocks to the exclusion of value stocks, or favor value stocks to the exclusion of growth stocks, or may not favor equities at all. The Portfolio's investment in growth stocks and in initial public offerings had a significant impact on performance in 1999 and other periods. There can be no assurance that these factors will continue to have a positive effect on the Portfolio.


Inability to Sell Securities -- securities of smaller and mid-sized companies usually trade in lower volume and may be less liquid than securities of larger, more established companies. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Changes in Interest Rates -- the value of the Portfolio's convertible securities may fall when interest rates rise. Convertibles with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations.

Credit Risk -- the Portfolio could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

10   Pilgrim VP Growth + Value Portfolio

                                             PILGRIM VP GROWTH + VALUE PORTFOLIO
--------------------------------------------------------------------------------

HOW THE PORTFOLIO HAS PERFORMED [GRAPHIC]

The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year to year.


Year by Year Total Return (%)(1)(2)


             1995      1996      1997      1998      1999      2000
             ----      ----      ----      ----      ----      ----
            24.78     22.99     14.66     19.32     94.98     -9.78

Best and worst quarterly performance during this period:


4th quarter 1999: up 45.73%

4th quarter 2000: down 27.38%

The Portfolio's year-to-date total return as of March 31, 2001 was down 30.87%.


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of two broad measures of market performance -- The Russell 2000 Index and the Russell 3000 Index.

Average Annual Total Return


                                                 Russell          Russell
                                                  2000             3000
                               Class R (3)       Index(4)         Index(5)
                               -----------       --------         --------
One year, ended
December 31, 2000      %          -9.78            -3.02            -7.46

Five years ended
December 31, 2000      %          24.24            10.31            17.39

Since inception(6)     %          22.30            11.80(7)         18.73(7)

----------
(1) These figures are as of December 31 of each year. They do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if they did.
(2) Because Class S shares first were offered in 2001, the returns in the bar chart are based upon the performance of Class R shares of the Portfolio. Class R shares are not offered in this prospectus. Class R shares would have substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class R shares have different expenses.
(3) This table shows performance of the Class R shares of the Portfolio because Class S shares of the Portfolio were not offered during the year ended December 31, 2000. See footnote (2) to the bar chart above.
(4) The Russell 2000 Index is an unmanaged index that measures the performance of securities of smaller U.S. companies.
(5) The Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization.
(6)  Class R commenced operations on May 6, 1994.
(7)  Index return is for the period beginning May 1, 1994.


                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                       Pilgrim VP Growth + Value Portfolio    11

-----------
U.S. Equity
Portfolios
-----------

                                                    Adviser
PILGRIM VP SMALLCAP OPPORTUNITIES PORTFOLIO         ING Pilgrim Investments, LLC
--------------------------------------------------------------------------------

OBJECTIVE [GRAPHIC]

The Portfolio seeks long-term capital appreciation.

INVESTMENT STRATEGY [GRAPHIC]


The Portfolio invests at least 65% of its total assets in the common stock of smaller, lesser-known U.S. companies that the portfolio manager believes have above average prospects for growth. For this Portfolio, smaller companies are those with market capitalizations that fall within the range of companies in the Russell 2000 Index, which is an index that measures the performance of small companies. The market capitalization range will change as the range of the companies included in the Russell 2000 Index changes. The market capitalization of companies held by the Portfolio as of March 31, 2001 ranged from $82 million to $76.7 billion.

The portfolio manager uses a "top-down" disciplined investment process, which includes extensive database screening, frequent fundamental research, identification and implementation of a brand-oriented approach in structuring the portfolio and a sell discipline. The portfolio manager seeks to invest in companies expected to benefit most from the major social, economic and technological trends that are likely to shape the future of business and commerce over the next three to five years, and attempts to provide a framework for identifying the industries and companies expected to benefit most. This top-down approach is combined with rigorous fundamental research (a bottom-up approach) to guide stock selection and portfolio structure.

The Portfolio may invest in initial public offerings.


--------------------------------------------------------------------------------

RISKS [GRAPHIC]

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others:

Price Volatility -- the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. This Portfolio invests in companies that the portfolio manager feels have above average prospects for growth, which may give the Portfolio a higher risk of price volatility than a Portfolio that emphasizes other styles, such as a value-oriented style. The Portfolio invests in smaller companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.


Market Trends -- from time to time, the stock market may not favor the small sized growth securities in which the Portfolio invests. Rather, the market could favor value-oriented stocks or large company stocks, or may not favor equities at all. The Portfolio's investment in technology sectors of the stock market and in initial public offerings had a significant impact on performance in 1999 and other periods. There can be no assurance that these factors will continue to have a positive effect on the Portfolio.


Inability to Sell Securities -- securities of smaller companies usually trade in lower volume and may be less liquid than securities of larger, more established companies. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

12   Pilgrim VP SmallCap Opportunities Portfolio

                                     PILGRIM VP SMALLCAP OPPORTUNITIES PORTFOLIO
--------------------------------------------------------------------------------

HOW THE PORTFOLIO HAS PERFORMED [GRAPHIC]

The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year to year.


Year by Year Total Return (%)(1)(2)


             1995      1996      1997      1998      1999      2000
             ----      ----      ----      ----      ----      ----
            21.39     13.80     15.81     17.30     141.03     1.09

Best and worst quarterly performance during this period:


4th quarter 1999: up 57.71%

4th quarter 2000: down 14.37%

The Portfolio's year-to-date total return as of March 31, 2001 was down 27.27%.

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of a broad measure of market performance -- the Russell 2000 Index.

Average Annual Total Return

                                                 Russell
                                                  2000
                               Class R (3)       Index(4)
                               -----------       --------
One year, ended
December 31, 2000      %          1.09            -3.02

Five years ended
December 31, 2000      %         30.33            10.31

Since inception(5)     %         25.97            11.80(6)


----------
(1) These figures are as of December 31 of each year. They do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if they did.

(2) Because Class S shares first were offered in 2001, the returns in the bar chart are based upon the performance of Class R shares of the Portfolio. Class R shares are not offered in this prospectus. Class R shares would have substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class R shares have different expenses.
(3) This table shows performance of the Class R shares of the Portfolio because Class S shares of the Portfolio were not offered during the year ended December 31, 2000. See footnote (2) to the bar chart above.
(4) The Russell 2000 Index is an unmanaged index that measures the performance of securities of smaller U.S. companies.
(5)  Class R commenced operations on May 6, 1994.
(6)  Index return is for the period beginning May 1, 1994.


                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                               Pilgrim VP SmallCap Opportunities Portfolio    13

-----------
U.S. Equity
Portfolios
-----------

                                                    Adviser
PILGRIM VP GROWTH AND INCOME PORTFOLIO              ING Pilgrim Investments, LLC
--------------------------------------------------------------------------------

OBJECTIVE [GRAPHIC]

The Portfolio's principal investment objective is long-term capital appreciation. Income is a secondary objective.

INVESTMENT STRATEGY [GRAPHIC]

The Portfolio will invest at least 65% of its total assets in common stocks of U.S. companies, which may include dividend paying securities and securities convertible into shares of common stock. The Portfolio seeks to invest in large, ably managed and well financed companies. The investment approach is to identify high quality companies with good earnings and price momentum which sell at attractive valuations.

The Portfolio may invest the remaining 35% of its assets in foreign securities and smaller capitalization companies.

--------------------------------------------------------------------------------

RISKS [GRAPHIC]

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others:


Price Volatility -- the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. Moreover, while convertible securities enable you to benefit from increases in the market price of the underlying common stock, their value, flucuates in relation to changes in interest rates and, in addition, flucuates in relation to the underlying common stock. The Portfolio invests primarily in equity securities of larger companies, which sometimes have more stable prices than smaller companies. The Portfolio also may invest in small and medium-sized companies, which may be more susceptible to price swings because they have fewer financial resources, more limited product and market diversification, and many are dependent on a few key managers.


Market Trends -- from time to time, the stock market may not favor the large company value securities in which the Portfolio invests. Rather, the market could favor growth-oriented stocks or small company stocks, or may not favor equities at all.

Inability to Sell Securities -- securities of smaller companies trade in lower volume and may be less liquid than securities of larger, more established companies. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Risks of Foreign Investing -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

14   Pilgrim VP Growth and Income Portfolio

                                          PILGRIM VP GROWTH AND INCOME PORTFOLIO
--------------------------------------------------------------------------------

HOW THE PORTFOLIO HAS PERFORMED [GRAPHIC]


This Portfolio does not have performance history because it has not yet commenced operations.


                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                    Pilgrim VP Growth and Income Portfolio    15

-----------
U.S. Equity
Portfolios
-----------

                                                    Adviser
PILGRIM VP LARGECAP GROWTH PORTFOLIO                ING Pilgrim Investments, LLC
--------------------------------------------------------------------------------

OBJECTIVE [GRAPHIC]

The Portfolio seeks long-term capital appreciation.

INVESTMENT STRATEGY [GRAPHIC]


The Portfolio normally invests at least 65% of its net assets in equity securities of large U.S. companies that the portfolio managers believe have above-average prospects for growth. The equity securities in which the Portfolio may invest include common and preferred stocks, warrants, and convertible securities. The Portfolio considers a company to be large if its market capitalization corresponds at the time of purchase to the upper 90% of the S&P 500 Index. As of March 31, 2001, this meant market capitalizations in the range of $8.0 billion to $415 billion. Capitalization of companies in the S&P 500 Index will change with market conditions.

The portfolio managers emphasize a growth approach by searching for companies that they believe are managing change advantageously and may be poised to exceed growth expectation. The portfolio managers focus on both a "bottom-up" analysis that evaluates the financial condition and competitiveness of individual companies and a "top-down" thematic approach and a sell discipline. The portfolio managers seek to identify themes that reflect the major social, economic and technological trends that they believe are likely to shape the future of business and commerce over the next three to five years, and seek to provide a framework for identifying the industries and companies they believe may benefit most. This "top-down" approach is combined with rigorous fundamental research (a "bottom-up" approach) to guide stock selection and portfolio structure.


--------------------------------------------------------------------------------

RISKS [GRAPHIC]

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others:


Price Volatility -- the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. Moreover, while convertible securities enable you to benefit from increases in the market price of the underlying common stock, their value, flucuates in relation to changes in interest rates and, in addition, flucuates in relation to the underlying common stock. This Portfolio invests in companies that the Adviser believes have the potential for rapid growth, which may give the Portfolio a higher risk of price volatility than a Portfolio that emphasizes other styles, such as a value-oriented style. The Portfolio invests primarily in equity securities of larger companies, which sometimes have more stable prices than smaller companies.

Market Trends -- from time to time, the stock market may not favor the large-company, growth-oriented securities in which the Portfolio invests. Rather, the market could favor value stocks or small company stocks, or may not favor equities at all.


16   Pilgrim VP LargeCap Growth Portfolio

                                            PILGRIM VP LARGECAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

HOW THE PORTFOLIO HAS PERFORMED [GRAPHIC]


This Portfolio does not have performance history because it has not yet commenced operations.


                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                      Pilgrim VP LargeCap Growth Portfolio    17

-----------
U.S. Equity
Portfolios
-----------

Adviser
PILGRIM VP FINANCIAL SERVICES PORTFOLIO             ING Pilgrim Investments, LLC
--------------------------------------------------------------------------------

OBJECTIVE [GRAPHIC]


The Portfolio seeks long-term capital appreciation.


INVESTMENT STRATEGY [GRAPHIC]


The Portfolio invests, under normal market conditions, at least 65% of its total assets in equity securities of companies engaged in financial services. The equity securities in which the Portfolio invests are normally common stocks, but may also include preferred stock, warrants and convertible securities. Financial services companies may include the following: banks; bank holding companies; investment banks; trust companies; insurance companies; finance companies; securities broker-dealers; electronic-trading networks; investment management firms; custodians of financial assets; companies engaged in trading, dealing, or managing commodities; companies that invest significantly or deal in financial instruments; government-sponsored financial enterprises; thrift and savings banks; conglomerates with significant interest in financial services companies; fund financial services companies; companies that process financial transactions; administrators of financial products or services; companies that render services primarily to other financial services companies; companies that produce, sell, or market software or hardware related to financial services or products directed to financial services companies; and other companies whose assets or earnings can be significantly affected by financial instruments or services.

The Portfolio may invest the remaining 35% of its assets in equity or debt securities of financial services companies or companies that are not financial service companies, and in money market instruments. The Portfolio may also invest in savings accounts of mutual thrifts that may allow the Portfolio to participate in potential future stock conversions of the thrift.

The portfolio managers use a "top-down" disciplined investment process, which includes extensive database screening, fundamental research, identification and implementation of a trend-oriented approach in structuring the portfolio, and a sell discipline. The portfolio managers seek to invest in financial services companies expected to benefit most from major social, economic and technological trends that are likely to shape the future of business and commerce over the next three to five years, and attempt to provide a framework for identifying the industries and companies expected to benefit most. This top-down approach is combined with rigorous fundamental research (a "bottom-up" approach) to guide stock selection and portfolio structure.


--------------------------------------------------------------------------------

RISKS [GRAPHIC]

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others:


Price Volatility -- the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Portfolio may invest in small to medium-sized companies, which may be more susceptible to price swings than larger companies, because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

Risks of Concentration -- because the Portfolio's investments are concentrated in the financial services industries, the value of the Portfolio may be subject to greater volatility than a fund with a portfolio that is less concentrated. If securities of financial services companies as a group fall out of favor, the Portfolio could underperform funds that focus on other types of companies.

Changes in Interest Rates -- the value of the Portfolio's securities may fall when interest rates rise because the profitability of financial services companies may be largely dependent on the availability and cost of capital, which in turn fluctuates significantly in responses to changes in interest rates and general economic conditions.

Illiquid Securities -- if a security is illiquid, the Portfolio might be unable to sell the security at a time when the Adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition.

Debt Securities -- the value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities.


18   Pilgrim VP Financial Services Portfolio

                                         PILGRIM VP FINANCIAL SERVICES PORTFOLIO
--------------------------------------------------------------------------------

HOW THE PORTFOLIO HAS PERFORMED [GRAPHIC]


This Portfolio does not have performance history because it has not yet commenced operations.


                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                   Pilgrim VP Financial Services Portfolio    19

-----------
U.S. Equity
Portfolios
-----------

                                                    Adviser
PILGRIM VP CONVERTIBLE PORTFOLIO                    ING Pilgrim Investments, LLC
--------------------------------------------------------------------------------

OBJECTIVE [GRAPHIC]

The Portfolio seeks maximum total return, consisting of capital appreciation and current income.

INVESTMENT STRATEGY [GRAPHIC]

Under normal conditions, the Portfolio invests at least 65% of its total assets in convertible securities. Convertible securities are generally preferred stock or other securities, including debt securities, that are convertible into common stock. The Portfolio emphasizes companies with market capitalizations above $500 million. Through investments in convertible securities, the Portfolio seeks to capture the upside potential of the underlying equities with less downside exposure.

The Portfolio normally invests a minimum of 25% of its total assets in common and preferred stocks, and 25% in other income producing convertible and debt securities. The Portfolio may also invest up to 35% of its net assets in high yield debt or convertible securities (commonly known as "junk bonds") rated below investment grade by a nationally recognized statistical rating agency, or of comparable quality if unrated. There is no minimum credit rating for high yield securities in which the Portfolio may invest. The Portfolio may also invest in securities issued by the U.S. government and its agencies and instrumentalities.

In evaluating convertibles, the Portfolio's Adviser evaluates each security's investment characteristics as a fixed income instrument as well as its potential for capital appreciation.

In analyzing specific companies for possible investment, the Adviser ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The Adviser usually considers whether to sell a particular security when any of those factors materially changes.

The Portfolio may also lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.

--------------------------------------------------------------------------------

RISKS [GRAPHIC]

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others:

Price Volatility -- the value of the Portfolio changes as the prices of its investments go up or down. Convertible securities have investment characteristics of both equity and debt securities. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Portfolio may invest in small and medium-sized companies, which may be more susceptible to greater price swings than larger companies because they may have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

Changes in Interest Rates -- the value of the convertible and debt securities held by the Portfolio may fall when interest rates rise. The Portfolio may be sensitive to changes in interest rates because it may invest in securities with intermediate and long terms to maturity. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Zero coupon securities are particularly sensitive to changes in interest rates.

Credit Risk -- the Portfolio could lose money if the issuer of a security is unable to meet its financial obligations or goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns. This Portfolio may be subject to more credit risk than many bond funds, because the convertible securities and debt securities in which it invests may be lower-rated securities.


Inability to Sell Securities -- convertible securities and lower- rated debt and covertible securities may be less liquid than other investments. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Securities Lending -- there is the risk that when lending portfolio securities, the securities may not be available to the Portfolio on a timely basis and the Portfolio may, therefore, lose the opportunity to sell the securities at a desirable price.


20   Pilgrim VP Convertible Portfolio

                                                PILGRIM VP CONVERTIBLE PORTFOLIO
--------------------------------------------------------------------------------

HOW THE PORTFOLIO HAS PERFORMED [GRAPHIC]


This Portfolio does not have performance history because it has not yet commenced operations.


                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                          Pilgrim VP Convertible Portfolio    21

-----------------
International
Equity Portfolios
-----------------

                                               Adviser
                                               ING Pilgrim Investments, LLC
                                               Sub-Adviser
PILGRIM VP INTERNATIONAL VALUE PORTFOLIO       Brandes Investment Partners, L.P.
--------------------------------------------------------------------------------

OBJECTIVE [GRAPHIC]

The Portfolio seeks long-term capital appreciation.

INVESTMENT STRATEGY [GRAPHIC]

The Portfolio invests primarily in foreign companies with market capitalizations greater than $1 billion, but it may hold up to 25% of its assets in companies with smaller market capitalizations.

The portfolio managers apply the technique of "value investing" by seeking stocks that their research indicates are priced below their long-term value.


The Portfolio holds common stocks, preferred stocks, American, European and global depository receipts, as well as convertible securities.

Under normal circumstances, the Portfolio will invest at least 65% of its total assets in securities of companies located in at least three countries other than the U.S., which may include emerging market countries. The Portfolio may invest up to the greater of:


*    20% of its assets in any one country or industry, or,


* 150% of the weighting of the country or industry in the Morgan Stanley Capital International Europe Australia Far East ("MSCI EAFE") Index, as long as the Portfolio meets any industry concentration or diversification requirements under the Investment Company Act of 1940.


--------------------------------------------------------------------------------

RISKS [GRAPHIC]


You could lose money on an investment in the Portfolio. The Portfolio's investments may be affected by the following risks, among others:

Risks of Foreign Investing -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less-secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. To the extent the Portfolio invests in emerging market countries, the risks may be greater, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.


Price Volatility -- the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Portfolio invests primarily in equity securities of larger companies, which sometimes have more stable prices than smaller companies. However, the Portfolio may also invest in small and medium-sized companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, limited product and market diversification and many are dependent on a few key managers.

Market Trends -- from time to time, the stock market may not favor the value-oriented stocks in which the Portfolio invests. Rather, the market could favor growth-oriented stocks, or may not favor equities at all.


Inability to Sell Securities -- securities of smaller companies and some foreign companies may trade in lower volume and may be less liquid than securities of larger, more- established companies or U.S. companies. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.


22   Pilgrim VP International Value Portfolio

                                        PILGRIM VP INTERNATIONAL VALUE PORTFOLIO
--------------------------------------------------------------------------------

HOW THE PORTFOLIO HAS PERFORMED [GRAPHIC]

The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year to year.


Year by Year Total Return (%)(1)(2)


                        1998          1999          2000
                        ----          ----          ----
                       16.93         50.18          3.18

Best and worst quarterly performance during this period:


4th quarter 1999: up 23.74%

3rd quarter 1998: down 14.03%

The Portfolio's year-to-date total return as of March 31, 2001 was down 7.71%.

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of a broad measure of market performance -- the MSCI EAFE Index.

Average Annual Total Return

                                                      MSCI
                                                      EAFE
                               Class R (3)(5)        Index(4)
                               --------------        --------
One year, ended
December 31, 2000      %            3.18              -13.96

Since inception(5)     %           19.55                5.18(6)

----------
(1) These figures are as of December 31, of each year. They do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if they did.
(2) Because Class S shares were first offered in 2001, the returns in the bar chart are based upon the performance of Class R shares of the Portfolio. Class R shares are not offered in this prospectus. Class R shares would have substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class R shares have different expenses.
(3) This table shows performance of the Class R shares of the Portfolio because Class S shares of the Portfolio were not offered durring the year ended December 31, 2000. See footnote (2) to the bar chart above.
(4)  The Morgan Stanley Capital International Europe Australia Far East (MSCI
     EAFE) Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australia and the Far East.
(5)  Class R commenced operations on August 8, 1997.
(6)  Index return is for the period beginning August 1, 1997.


                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                  Pilgrim VP International Value Portfolio    23

-----------------
International
Equity Portfolios
-----------------

                                                    Adviser
PILGRIM VP WORLDWIDE GROWTH PORTFOLIO               ING Pilgrim Investments, LLC
--------------------------------------------------------------------------------

OBJECTIVE [GRAPHIC]

The Portfolio seeks maximum long-term capital appreciation.

INVESTMENT STRATEGY [GRAPHIC]

Under normal conditions, the Portfolio invests at least 65% of its net assets in equity securities of issuers located in at least three countries, one of which may be the U.S. The Portfolio generally invests at least 75% of its total assets in common and preferred stocks, warrants and convertible securities. The Portfolio may invest in companies located in countries with emerging securities markets when the portfolio managers believe they present attractive investment opportunities.

International Component. The portfolio managers primarily use a "bottom-up" fundamental analysis to identify stocks which they believe offer good value relative to their peers in the same industry, sector or region. The portfolio managers will invest at least 65% of the Portfolio in assets of companies which, based upon a fundamental analysis of a company's earning prospects, they believe will experience faster earnings per share growth than that of other companies located in one or more of the same market, sector, or industry. In conducting its fundamental analysis, the portfolio managers focus on various factors, including valuation of the companies, potential catalysts to stock price appreciation, quality of management, and financial measures, especially cash flow and the cash flow return on capital. They also use a "top-down" analysis to identify important themes or issues which may affect the investment environment in certain regions or sectors and to estimate regional market risks.


U.S. Component. The Portfolio normally invests in equity securities of large U.S. companies that the portfolio managers feel have above-average prospects for growth. The Portfolio considers a company to be large if its market capitalization corresponds at the time of purchase to the upper 90% of the S&P 500 Index. As of March 31, 2001, this meant market capitalizations in the range of $8.0 billion to $415 billion. Capitalization of companies in the S&P 500 Index will change with market conditions.


The portfolio managers emphasize a growth approach by searching for companies that they believe are managing change advantageously and may be poised to exceed growth expectations. The portfolio managers focus on both a "bottom-up" analysis that evaluates the financial condition and competitiveness of individual companies and a "top-down" thematic approach and a sell discipline. The portfolio managers seek to identify themes that reflect the major social, economic and technological trends that they believe are likely to shape the future of business and commerce over the next three to five years, and seek to provide a framework for identifying the industries and companies they believe may benefit most. This "top-down" approach is combined with rigorous fundamental research (a "bottom-up" approach) to guide stock selection and portfolio structure.

From time to time, the Adviser reviews the allocation between U.S. stocks and non-U.S. stocks in the portfolio, and may rebalance the portfolio using factors that the Adviser deems appropriate.


The Portfolio may also lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.


--------------------------------------------------------------------------------

RISKS [GRAPHIC]

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others:

Price Volatility -- the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potenial for greater long-term growth than most debt securities, they generally have higher volatility. This Portfolio invests in companies that the Adviser believes have the potential for rapid growth, which may give the Portfolio a higher risk of price volatility than a Portfolio that emphasizes other styles, such as a value-oriented style. The Portfolio may also invest in small and medium-sized companies, which may be more susceptible to greater price swings than larger companies because they may have fewer financial resources, more limited product and market diversification and many may be dependent on a few key managers.

Market Trends -- from time to time, the stock market may not favor the growth securities in which the Portfolio invests. Rather, the market could favor value-oriented stocks, or may not favor equities at all.


Risks of Foreign Investing -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less-secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. To the extent the Portfolio invests in emerging markets countries, the risks may be greater, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

Inability to Sell Securities -- securities of foreign companies may trade in lower volume and may be less liquid than securities of U.S. companies. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Securities Lending -- there is a risk that when lending portfolio securities, the securities may not be available to the Portfolio on a timely basis and the Portfolio may, therefore, lose the opportunity to sell the securities at a desirable price.


24   Pilgrim VP Worldwide Growth Portfolio

                                           PILGRIM VP WORLDWIDE GROWTH PORTFOLIO
--------------------------------------------------------------------------------

HOW THE PORTFOLIO HAS PERFORMED [GRAPHIC]


This Portfolio does not have performance history because it has not yet commenced operations.


                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                     Pilgrim VP Worldwide Growth Portfolio    25

-----------------
International
Equity Portfolios
-----------------

                                                    Adviser
PILGRIM VP INTERNATIONAL PORTFOLIO                  ING Pilgrim Investments, LLC
--------------------------------------------------------------------------------

OBJECTIVE [GRAPHIC]

The Portfolio's investment objective is to seek long-term growth of capital through investment in equity securities and equity equivalents of companies outside of the U.S.

INVESTMENT STRATEGY [GRAPHIC]


Under normal conditions, the Portfolio invests at least 65% of its net assets in equity securities of issuers located in countries outside the U.S. The Portfolio invests primarily in companies with large market capitalizations, but may also invest in mid- and small-sized companies. The Portfolio generally invests at least 75% of its total assets in common and preferred stocks, warrants and convertible securities. The Portfolio may invest in companies located in countries with emerging securities markets when the portfolio managers believe they present attractive investment opportunities. The Portfolio also may invest up to 35% of its assets in securities of U.S. issuers, including investment-grade debt securities.


The portfolio managers primarily use "bottom-up" fundamental analysis to identify stocks which they believe offer good value relative to their peers in the same industry, sector or region. They also use "top-down" analysis to identify important themes or issues which may affect the investment environment in certain regions or sectors and to estimate regional market risks. In conducting its fundamental analysis, the portfolio managers focus on various factors, including valuation of the companies, catalysts to stock price appreciation, quality of management and financial measures, especially cash flow and the cash flow return on capital.

--------------------------------------------------------------------------------

RISKS [GRAPHIC]


You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others:

Risks of Foreign Investing -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less-secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. To the extent the Portfolio invests in emerging market countries, the risks may be greater, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.


Price Volatility -- the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.


The Portfolio invests primarily in equity securities of larger companies, which sometimes have more stable prices than smaller companies. However, the Portfolio may also invest in small and medium-sized companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.


Market Trends -- from time to time, the stock market may not favor the securities in which the Portfolio invests.


Debt securities -- the value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities. The Portfolio could also lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt.


Inability to Sell Securities -- securities of smaller and foreign companies trade in lower volume and may be less liquid than securities of larger U.S. companies. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

26   Pilgrim VP International Portfolio

                                              PILGRIM VP INTERNATIONAL PORTFOLIO
--------------------------------------------------------------------------------

HOW THE PORTFOLIO HAS PERFORMED [GRAPHIC]


This Portfolio does not have performance history because it has not yet commenced operations.


                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                        Pilgrim VP International Portfolio    27

-----------------
International
Equity Portfolios
-----------------

                                                    Adviser
                                                    ING Pilgrim Investments, LLC
                                                    Sub-Adviser
                                                    Nicholas-Applegate
PILGRIM VP INTERNATIONAL SMALLCAP GROWTH PORTFOLIO  Capital Management
--------------------------------------------------------------------------------

OBJECTIVE [GRAPHIC]

The Portfolio seeks maximum long-term capital appreciation.

INVESTMENT STRATEGY [GRAPHIC]


Under normal conditions, the Portfolio invests at least 65% of its total assets in securities of small companies located outside the U.S. The Portfolio may invest up to 35% of its total assets in U.S. issuers.

The Portfolio invests primarily in smaller-capitalized companies ("small cap stocks") located worldwide. In the opinion of the Portfolio's Sub-Adviser, small cap stocks are those whose stock market capitalizations are predominantly in the bottom 25% of publicly traded companies as measured by stock market capitalizations in over 50 countries. The market capitalization ranges of the various countries' small cap stocks may vary greatly due to fluctuating currency values, differences in the size of the respective economies, and movements in the local stock markets.

The Portfolio normally invests at least 75% of its total assets in common and preferred stocks, warrants and convertible securities. The Portfolio may invest in companies located in countries with emerging securities markets when the Sub-Adviser believes they present attractive investment opportunities.

The Portfolio's Sub-Adviser emphasizes a growth approach by searching for successful, growing companies that are managing change advantageously and poised to exceed growth expectations. It focuses on a "bottom-up" analysis that evaluates the financial conditions and competitiveness of individual companies worldwide. It uses a blend of traditional fundamental research of individual securities, calling on the expertise of many external analysts in different countries throughout the world, and a computer intensive ranking system that analyzes and ranks securities. The Sub-Adviser seeks to uncover signs of "change at the margin" -- positive business developments which are not yet fully reflected in a company's stock price.

In analyzing specific companies for possible investment, the Sub-Adviser ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The Sub-Adviser usually considers whether to sell a particular security when any of those factors materially changes.

The Portfolio may also lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.


--------------------------------------------------------------------------------

RISKS [GRAPHIC]


You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others:

Price Volatility -- the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. Moreover, while convertible securities enable you to benefit from increases in the market price of the underlying common stock, their value fluctuates in relation to changes in interest rates and, in addition, fluctuates in relation to the underlying common stock. This Portfolio invests in companies that the Sub-Adviser believes have the potential for rapid growth, which may give the Portfolio a higher risk of price volatility than a Portfolio that emphasizes other styles, such as a value-oriented style. The Portfolio invests in small companies, which may be more susceptible to greater price swings than larger companies because they may have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

Market Trends -- from time to time, the stock market may not favor the small-cap growth securities in which the Portfolio invests. Rather, the market could favor value-oriented stocks or large company stocks, or may not favor equities at all.

Risks of Foreign Investing -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less-secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. To the extent the Portfolio invests in emerging market countries, the risks may be greater, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

Inability to Sell Securities -- securities of smaller and foreign companies trade in lower volume and may be less liquid than securities of larger U.S. companies. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Securities Lending -- there is the risk that when lending portfolio securities, the securities may not be available to the Portfolio on a timely basis and the Portfolio may, therefore, lose the opportunity to sell the securities at a desirable price.


28   Pilgrim VP International SmallCap Growth Portfolio

                              PILGRIM VP INTERNATIONAL SMALLCAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

HOW THE PORTFOLIO HAS PERFORMED [GRAPHIC]


This Portfolio does not have performance history because it has not yet commenced operations.


                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                        Pilgrim VP International SmallCap Growth Portfolio    29

-----------------
International
Equity Portfolios
-----------------

                                                    Adviser
PILGRIM VP EMERGING COUNTRIES PORTFOLIO             ING Pilgrim Investments, LLC
--------------------------------------------------------------------------------

OBJECTIVE [GRAPHIC]

The Portfolio seeks maximum long-term capital appreciation.

INVESTMENT STRATEGY [GRAPHIC]


The Portfolio invests at least 65% of its net assets in securities of issuers located in at least three countries with emerging securities markets. Countries with emerging securities markets are those countries which generally are considered to be emerging market countries by the international financial community.

The Portfolio may invest up to 35% of its total assets in securities of U.S. and other developed market issuers, including investment-grade debt securities of U.S. issuers. Under normal conditions, the Portfolio invests at least 75% of its total assets in common and preferred stocks, warrants and convertible securities.


In selecting securities of issuers located in emerging market countries, the Adviser uses a "bottom-up" fundamental analysis to identify companies which it believes have good earnings growth prospects and that can be bought at a price which seems reasonable. To help in this process, the Adviser scores the emerging markets stocks on a wide range of quantitative and qualitative measures, with particular attention paid to long-term and short-term earnings growth prospects and valuation measures. The Adviser seeks securities of emerging market issuers which are relatively liquid and covered by professional securities analysts.

In selecting stocks in developed markets, the portfolio managers seek the most attractive opportunities in such markets. For such securities, the portfolio managers use "bottom-up" analysis to choose companies which offer good value relative to their peers in the same industry, sector or region. They also use "top-down" analysis to identify important themes or issues which may affect the investment environment in certain regions or sectors and to estimate regional market risks. In conducting their fundamental analysis, the portfolio managers focus on various matters, including valuation of the companies, potential catalysts to stock price appreciation, quality of management, and financial measures, especially cash flow and cash flow return on capital.

The Portfolio may also lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.

--------------------------------------------------------------------------------

RISKS [GRAPHIC]

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others:

Price Volatility -- the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. This Portfolio invests in companies that the Adviser believes have the potential for rapid growth, which may give the Portfolio a higher risk of price volatility than a Portfolio that emphasizes other styles, such as a value-oriented style. The Portfolio may invest in small and medium-sized companies, which may be more susceptible to greater price swings than larger companies because they may have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

Market Trends -- from time to time, the stock market may not favor the growth securities in which the Portfolio invests, or may not favor equities at all.


Risks of Foreign Investing -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less-secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. Investments in emerging market countries are generally riskier than other kinds of foreign investments, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

Debt Securities -- the value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities. The Portfolio also could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt.


Inability to Sell Securities -- securities of emerging market companies trade in lower volume and may be less liquid than securities of companies in larger, more established markets. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.


Securities Lending -- there is the risk that when lending portfolio securities, the securities may not be available to the Portfolio on a timely basis and the Portfolio may, therefore, lose the opportunity to sell the securities at a desirable price.


30   Pilgrim VP Emerging Countries Portfolio

                                         PILGRIM VP EMERGING COUNTRIES PORTFOLIO
--------------------------------------------------------------------------------

HOW THE PORTFOLIO HAS PERFORMED [GRAPHIC]


This Portfolio does not have performance history because it has not yet commenced operations.


                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                   Pilgrim VP Emerging Countries Portfolio    31

---------
Income
Portfolio
---------

                                                    Adviser
PILGRIM VP HIGH YIELD BOND PORTFOLIO                ING Pilgrim Investments, LLC
--------------------------------------------------------------------------------

OBJECTIVE [GRAPHIC]

The Portfolio seeks high income and capital appreciation.

INVESTMENT STRATEGY [GRAPHIC]

The Portfolio invests primarily in higher-yielding, lower-rated bonds (junk bonds) to achieve high current income with potential for capital growth.


Under normal market conditions, the Portfolio invests at least 65% of its total assets in higher-yielding, lower-rated U.S. dollar-denominated debt securities of U.S. and foreign issuers. It may also invest up to 35% of its total assets in securities denominated in foreign currencies. It may invest up to 50% of its assets in securities of foreign issuers, including 35% in emerging market debt. Most of the debt securities the Portfolio invests in are lower-rated and considered speculative, including bonds in the lowest rating categories and unrated bonds. It can invest up to 10%, and can hold up to 25% of its assets in securities rated below Caa by Moody's or CCC by S&P. It also holds debt securities that pay fixed, floating or adjustable interest rates and may hold pay-in-kind securities and discount obligations, including zero coupon securities, and mortgage-related or asset-backed debt securities.


The Portfolio may also invest in equity or equity-related securities, such as common stock, preferred stock, convertible securities and rights and warrants attached to debt instruments.

In selecting equity securities, the portfolio manager uses a "bottom-up" analysis that focuses on individual companies and assesses the company's valuation, financial condition, management, competitiveness, and other factors.

--------------------------------------------------------------------------------

RISKS [GRAPHIC]

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others:


Changes in Interest Rates -- the Portfolio's performance is significantly affected by changes in interest rates. The value of the Portfolio's investments may fall when interest rates rise. The Portfolio may be sensitive to changes in interest rates because it may invest in debt securities with longer durations. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations. The value of the Portfolio's high-yield and zero coupon securities are particularly sensitive to changes in interest rates.


Credit Risk -- the Portfolio could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. This Portfolio may be subject to more credit risk than other income mutual funds, because it invests in high-yield debt securities, which are considered predominantly speculative with respect to the issuer's continuing ability to meet interest and principal payments. This is especially true for bonds in the lowest rating category and unrated bonds, and during periods of economic uncertainty or economic downturns.


Prepayment Risk -- the Portfolio may invest in mortgage-related securities, which can be paid off early if the borrowers on the underlying mortgages pay off their mortgages sooner than scheduled. If interest rates are falling, the Portfolio will be forced to reinvest this money at lower yields.


Inability to Sell Securities -- high-yield securities may be less liquid than higher quality investments. Foreign securities and mortgage-related and asset-backed debt securities may be less liquid than other debt securities. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio. A security in one of the lowest rating categories, that is unrated, or whose credit rating has been lowered may be particularly difficult to sell. Valuing less liquid securities involves greater exercise of judgment and may be more subjective than valuing securities using market quotes.

Risk of Foreign Investing -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. To the extent the Portfolio invests in emerging markets countries, the risks may be greater, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

Price Volatility -- the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.


The Portfolio may invest in mid-cap and small-cap companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification, and many are dependent on a few key managers.


32   Pilgrim VP High Yield Bond Portfolio

                                            PILGRIM VP HIGH YIELD BOND PORTFOLIO
--------------------------------------------------------------------------------

HOW THE PORTFOLIO HAS PERFORMED [GRAPHIC]

The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year to year.


Year by Year Total Return (%)(1)(2)


             1995      1996      1997      1998      1999      2000
             ----      ----      ----      ----      ----      ----
            18.55     15.75      9.00     -0.12     -2.98     -11.17

Best and worst quarterly performance during this period:


1st quarter 1995: up 5.26%

3rd quarter 1998: down 7.97%

The Portfolio's year-to-date total return as of March 31, 2001 was up 3.96%.

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of a broad measure of market performance -- the Lehman Brothers High Yield Bond Index.

Average Annual Total Return

                                                  Lehman Brothers
                                                    High Yield
                               Class R (3)(5)       Bond Index(4)
                               --------------       -------------
One year, ended
December 31, 2000      %          -11.17               -5.86

Five years ended
December 31, 2000      %           1.66                 4.28

Since inception(5)     %           3.72                 6.20(6)


----------
(1) These figures are as of December 31 of each year. They do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if they did.

(2) Because Class S shares first were offered in 2001, the returns in the bar chart are based upon the performance of Class R shares of the Portfolio. Class R shares are not offered in this prospectus. Class R shares would have substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class R shares have different expenses.
(3) This table shows performance of the Class R shares of the Portfolio because Class S shares of the Portfolio were not offered during the year ended December 31, 2000. See footnote (2) to the bar chart above.
(4) The Lehman Brothers High Yield Bond Index is an unmanaged index that measures the performance of fixed-income securities that are similar, but not identical, to those in the portfolio.
(5)  Class R commenced operations on May 6, 1994.
(6)  Index return is for the period beginning May 1, 1994.


                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                      Pilgrim VP High Yield Bond Portfolio    33

WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------


The table that follows shows operating expenses paid each year by a Portfolio. The table does not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy. You will find details about these expenses and charges in the accompanying prospectus.

Operating Expenses Paid Each Year by the Portfolios
(as a % of average net assets)(1)

                                Investment                             Total                   Total Net
                                Management   Service      Other      Portfolio   Waivers by    Portfolio
Portfolio                          Fees        Fees    Expenses(2)    Expenses   Adviser(3)   Expenses(3)
---------                          ----        ----    -----------    --------   ----------   -----------
MagnaCap                           0.75%      0.25%       7.15%        8.15%        7.05%        1.10%
Research Enhanced Index            0.75%      0.25%       0.43%        1.43%        0.33%        1.10%
Growth Opportunities               0.75%      0.25%       1.44%        2.44%        1.34%        1.10%
MidCap Opportunities               0.75%      0.25%       5.01%        6.01%        4.91%        1.10%
Growth + Value                     0.75%      0.25%       0.18%        1.18%        0.18%        1.00%
SmallCap Opportunities             0.75%      0.25%       0.23%        1.23%        0.13%        1.10%
Growth and Income                  0.75%      0.25%       0.25%        1.25%        0.15%        1.10%
LargeCap Growth                    0.75%      0.25%       0.25%        1.25%        0.15%        1.10%
Financial Services                 0.75%      0.25%       0.25%        1.25%        0.15%        1.10%
Convertible                        0.75%      0.25%       0.25%        1.25%        0.15%        1.10%
International Value                1.00%      0.25%       0.44%        1.69%        0.49%        1.20%
Worldwide Growth                   1.00%      0.25%       0.28%        1.53%        0.28%        1.25%
International                      1.00%      0.25%       0.32%        1.57%        0.32%        1.25%
International SmallCap Growth      1.00%      0.25%       0.37%        1.62%        0.27%        1.35%
Emerging Countries                 1.00%      0.25%       0.37%        1.62%        0.27%        1.35%
High Yield Bond                    0.75%      0.25%       0.38%        1.38%        0.38%        1.00%

----------
1) This table shows the estimated operating expenses for Class S shares of each Portfolio as a ratio of expenses to average daily net assets. For the MagnaCap, Research Enhanced Index, Growth Opportunities, MidCap Opportunities, Growth + Value, SmallCap Opportunities, International Value, and High Yield Bond Portfolios, these estimates are based on each Portfolio's actual operating expenses for Class R shares for the Trust's most recently completed fiscal year and fee waivers to which the Adviser has agreed for each Portfolio. For all other Portfolios, which had not commenced operations prior to the date of this prospectus, expenses are based on estimated amounts for the current fiscal year.
2) Because Class S shares are new for each Portfolio, the Other Expenses for the MagnaCap, Research Enhanced Index, Growth Opportunities, MidCap Opportunities, Growth + Value, SmallCap Opportunities, International Value and High Yield Bond Portfolios are based on Class R expenses of the Portfolio. For all other Portfolios, which had not commenced operations prior to the date of this prospectus, other expenses are based on estimated amounts for the current fiscal year.
3) ING Pilgrim Investments, LLC has entered into written expense limitation agreements with each Portfolio under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible reimbursement to ING Pilgrim Investments, LLC within three years. The expense limit for each Portfolio is shown as "Total Net Portfolio Expenses." For each Portfolio, the expense limits will continue through at least December 31, 2001.

Examples

The examples that follow are intended to help you compare the cost of investing in the Portfolios with the cost of investing in other mutual funds. The examples do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy. Each example assumes that you invested $10,000, reinvested all your dividends, the Portfolio earned an average annual return of 5%, and annual operating expenses remained at the current level. Keep in mind that this is only an estimate -- actual expenses and performance may vary.

Portfolio                                 1 year   3 years   5 years   10 years
---------                                 ------   -------   -------   --------
MagnaCap                           $        112     1,753     3,292      6,734
Research Enhanced Index            $        112       420       750      1,685
Growth Opportunities               $        112       632     1,179      2,674
MidCap Opportunities               $        112     1,348     2,560      5,483
Growth + Value                     $        102       357       632      1,416
SmallCap Opportunities             $        112       377       663      1,477
Growth and Income                  $        112       382       N/A        N/A
LargeCap Growth                    $        112       382       N/A        N/A
Financial Services                 $        112       382       N/A        N/A
Convertible                        $        112       382       N/A        N/A
International Value                $        122       485       872      1,957
Worldwide Growth                   $        127       456       N/A        N/A
International                      $        127       464       N/A        N/A
International SmallCap Growth      $        137       485       N/A        N/A
Emerging Countries                 $        137       485       N/A        N/A
High Yield Bond                    $        102       400       719      1,624


34   What You Pay to Invest

                                                                      MANAGEMENT
ADVISER                                                        OF THE PORTFOLIOS
--------------------------------------------------------------------------------


ING Pilgrim Investments, LLC ("ING Pilgrim") serves as the investment adviser to each of the Portfolios. ING Pilgrim has overall responsibility for the management of the Portfolios. ING Pilgrim provides or oversees all investment advisory and portfolio management services for each Portfolio, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.

Organized in December 1994, ING Pilgrim is registered as an investment adviser. ING Pilgrim is an indirect, wholly-owned subsidiary of ING Groep N.V. (NYSE:ING) ("ING Group"). ING Group is a global financial institution active in the field of insurance, banking, and asset management in more than 65 countries, with almost 100,000 employees.

As of March 31, 2001, ING Pilgrim managed over $17.8 billion in assets.

ING Pilgrim's principal address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

ING Pilgrim receives a monthly fee for its services based on the average daily net assets of each of the Portfolios.


The table below shows the aggregate annual advisory fee paid by each Portfolio for the most recent fiscal year as a percentage of that Portfolio's average daily net assets.


Because the Pilgrim VP Growth and Income Portfolio, Pilgrim VP LargeCap Growth Portfolio, Pilgrim VP Financial Services Portfolio, Pilgrim VP Convertible Portfolio, Pilgrim VP Worldwide Growth Portfolio, Pilgrim VP International Portfolio, Pilgrim VP International SmallCap Growth Portfolio, and Pilgrim VP Emerging Countries Portfolio were not offered until 2001, the advisory fee for those Portfolios reflects the current contract rate.

                 Portfolio                               Advisory Fee
                 ---------                               ------------
Pilgrim VP MagnaCap Portfolio                                0.75
Pilgrim VP Research Enhanced Index Portfolio                 0.75
Pilgrim VP Growth Opportunities Portfolio                    0.75
Pilgrim VP MidCap Opportunities Portfolio                    0.75
Pilgrim VP Growth + Value Portfolio                          0.75
Pilgrim VP SmallCap Opportunities Portfolio                  0.75
Pilgrim VP Growth and Income Portfolio                       0.75
Pilgrim VP LargeCap Growth Portfolio                         0.75
Pilgrim VP Financial Services Portfolio                      0.75
Pilgrim VP Convertible Portfolio                             0.75
Pilgrim VP International Value Portfolio                     1.00
Pilgrim VP Worldwide Growth Portfolio                        1.00
Pilgrim VP International Portfolio                           1.00
Pilgrim VP International SmallCap Growth Portfolio           1.00
Pilgrim VP Emerging Countries Portfolio                      1.00
Pilgrim VP High Yield Bond Portfolio                         0.75

ING Pilgrim Directly Manages the Following Portfolios:


Growth Opportunities Portfolio,
LargeCap Growth Portfolio and
MidCap Opportunities Portfolio


The following individuals share responsibility for the day-to-day management of the Growth Opportunities Portfolio, LargeCap Growth Portfolio and MidCap Opportunities Portfolio:

Mary Lisanti and Jeffrey Bernstein have co-managed the Growth Opportunities Portfolio and MidCap Opportunities Portfolio since the Portfolios were formed in April 2000. They have co-managed the LargeCap Growth Portfolio since the Portfolio was formed in April 2001.

Mary Lisanti is an Executive Vice President and Chief Investment Officer -- Domestic Equities of ING Pilgrim. Prior to joining ING Pilgrim in October 1999, Ms. Lisanti was Executive Vice President and Chief Investment Officer--Domestic Equities with Northstar Investment Management Corp, which subsequently merged into ING Pilgrim. From 1996 to 1998, Ms. Lisanti was a Portfolio Manager at Strong Capital Management. From 1993 to 1996, Ms. Lisanti was a Managing Director and Head of Small-and Mid-Capitalization Equity Strategies at Bankers Trust Corp.

Jeffrey Bernstein is a Senior Vice President of ING Pilgrim. Prior to joining ING Pilgrim in October 1999, Mr. Bernstein was a portfolio manager at Northstar Investment Management Corp., which subsequently merged into ING Pilgrim. Prior to May 1998, Mr. Bernstein was a Portfolio Manager at Strong Capital
Management. From 1995 to 1997, Mr. Bernstein was a Portfolio Manager at Berkeley Capital.


SmallCap Opportunities Portfolio

Mary Lisanti, whose background is described above, has served as a manager of the SmallCap Opportunities Portfolio since November 1998.

High Yield Bond Portfolio


The following individuals share responsibility for the day-to-day management of the High Yield Bond Portfolio:


Edwin Schriver is a Senior Vice President of ING Pilgrim. Prior to joining ING Pilgrim, Mr. Schriver was a Senior High Yield Analyst for Dreyfus Corporation since 1998. From 1996 to 1997, Mr. Schriver was the President of Cresent City Research, an investment research and software firm. Prior to 1996, Mr. Schriver was President of an SEC registered investment adviser and held various senior portfolio management positions.

Andy Mitchell is a Vice President of ING Pilgrim. Prior to joining ING Pilgrim in July 2000, Mr. Mitchell was a Senior Credit Analyst with Katonah Capital since March 2000. From March 1998 to

                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                              Management of the Portfolios    35

MANAGEMENT
OF THE PORTFOLIOS                                                        ADVISER
--------------------------------------------------------------------------------

March 2000, Mr. Mitchell was a Vice President and Senior High Yield Analyst at Merrill Lynch Asset Management. From March 1994 to March 1998, Mr. Mitchell was Assistant Vice President and Senior High Yield Analyst at Schroder Capital Management.


Russ Stiver is a Vice President of ING Pilgrim. Prior to joining ING Pilgrim in May 2000, Mr. Stiver was Portfolio Manager (1996-2000) and Acting Vice President at Manulife Financial (1999-2000). From 1994 to 1996, Mr. Stiver analyzed investment grade, high yield and emerging market sovereign debt securities for Toronto-Diminion Bank.


MagnaCap Portfolio


G. David Underwood, Senior Vice President and Senior Portfolio Manager for ING Pilgrim, has served as Portfolio Manager of Pilgrim VP MagnaCap Portfolio since January 2001. Prior to joining ING Pilgrim in December 1996, Mr. Underwood served as Director of Funds Management for First Interstate Capital Management. Mr. Underwood's prior experience includes a 10 year association with Integra Trust Company of Pittsburgh where he served as Director of Research and Senior Portfolio Manager.


Wordwide Growth Portfolio


The following individuals share responsibility for the day-to-day management of the Worldwide Growth Portfolio:

Mary Lisanti, whose background is described above, has served as the Senior Portfolio Manger of the domestic equity portion of the Worldwide Growth Portfolio's assets since April 2001.

Jeffrey Bernstein, whose background is described above, has served as Portfolio Manager of the domestic equity portion of the Worldwide Growth Portfolio's assets since April 2001.

Richard T. Saler, Senior Vice President and Director of International Equity Investment Strategy of ING Pilgrim, has served as Senior Portfolio Manager of the international portion of the Worldwide Growth Portfolio's assets since April 2001. From 1986 until July 2000, Mr. Saler was Senior Vice President and Director of International Equity Strategy at Lexington (which was acquired by ING Pilgrim's parent company in July 2000).

Phillip A. Schwartz, Senior Vice President and Director of International Equity Investment Strategy of ING Pilgrim, has served as Senior Portfolio Manager of the international portion of the Worldwide Growth Portfolio's assets since April 2001. Prior to joining ING Pilgrim in July 2000, Mr. Schwartz was Senior Vice President and Director of International Equity Investment Strategy at Lexington (which was acquired by ING Pilgrim's parent company in July 2000). Prior to 1993, Mr. Schwartz was a Vice President of European Research Sales with Cheuvreux de Virieu in Paris and New York.


International Portfolio


Richard T. Saler and Phillip A. Schwartz whose backgrounds are described above have co-managed the International Portfolio since April 2001.


Emerging Countries Portfolio


The following individuals share responsibility for the management of the Emerging Countries Portfolio:

Richard T. Saler, whose background is described above, and Phillip A. Schwartz, whose background also is described above, have served as members of the portfolio management team that manages the Emerging Countries Fund since October 2000.

Jan Wim Derks, Vice President of ING Pilgrim, has served as a member of the portfolio management team that manages the Emerging Countries Fund, since October 2000. In addition to his role with ING Pilgrim, Mr. Derks also serves as Director of Global Emerging Markets Equities at ING Investment Management -- Europe. Prior to joining ING Investment Management -- Europe in 1997, Mr. Derks managed a Latin American equity fund with ABN AMRO.

Eric Anderson, Vice President of ING Pilgrim, has served as a member of the portfolio management team that manages the Emerging Countries Fund since October 2000. In addition to his role with ING Pilgrim, Mr. Anderson also serves as Senior Portfolio Manager -- Global Emerging Markets Equities at ING Investment Management -- Americas. Prior to joining ING Investment Management -- Americas in 1997, Mr. Anderson managed a Latin America equity portfolio and participated in the management of an emerging market debt portfolio at Offibank in New York. Bratin Sanyal, Vice President of ING Pilgrim, has served as a member of the portfolio management team that manages the Emerging Countries Fund since October 2000. In addition to his role with ING Pilgrim, Mr. Sanyal serves as the Senior Portfolio Manager -- Global Emerging Markets Equities at ING Investment Management -- Europe. Mr. Sanyal has held several positions with ING Investment Management -- Europe, most recently as an Asian equity fund manager. Pior to joining ING Investment Management -- Europe in 1993, he was an economist at the World Bank where he structured debt workouts for the Highly Indebted Countries.

Financial Services Portfolio

The following individuals share responsibility for the day-to-day management of the Financial Services Portfolio:

Robert M. Kloss, Vice President of ING Pilgrim, has served as Co-Portfolio Manager of the Portfolio since April 2001. Mr. Kloss has served as an Equity Analyst and Portfolio Manager for ING Pilgrim since 1998. From 1995 to 1998, he served as a Product Manager for the Pilgrim America Masters Series funds. Prior to 1995, Mr. Kloss was Vice President for Financial Planning at Express America Holdings, Corp., which subsequently acquired ING Pilgrim's predecessor (Pilgrim America Investments, Inc.). Mr. Kloss has also served as a principal with Phoenix Strategies, and as a Vice President of Operations and Vice President and Director of Financial Planning for Wells Fargo Credit Corporation.

Steven L. Rayner, Vice President of ING Pilgrim, also serves as Co-Portfolio Manager of the Portfolio. Mr. Rayner has served as a


36   Management of the Portfolios

                                                                      MANAGEMENT
ADVISER                                                        OF THE PORTFOLIOS
--------------------------------------------------------------------------------


Portfolio Manager at ING Pilgrim since June 1995. Mr. Rayner held the same position at ING Pilgrim's predecessor (Pilgrim America Investments, Inc.) from 1993 to 1994. Mr. Rayner holds the professional designations of Chartered Financial Analyst and Certified Public Accountant.


Growth and Income Portfolio


Alan H. Wapnick, has been responsible for the day-to-day management of the Growth and Income Portfolio since the Portfolio was formed in April 2001. Mr. Wapnick has been a Portfolio manager at ING Pilgrim since July 2000. Prior to July 2000, he was Senior Vice President and Senior Portfolio Manager at Lexington (which was acquired by ING Pilgrim's parent company in July 2000). Prior to joining Lexington in 1986, Mr. Wapnick was an equity analyst with Merrill Lynch, L.W. Seligman, Dean Witter and most recently Union Carbide Corporation.


Convertible Portfolio


Andrew Chow, Vice President of ING Pilgrim, has managed the Convertible Portfolio since the Portfolio was formed in April 2001. Mr. Chow has been a Portfolio Manager at ING Pilgrim since October 1, 2000. Prior to joining ING Pilgrim, Mr. Chow was the portfolio manager of the Conseco Convertible Securities Fund since 1998. He joined Conseco in 1991 where he was also responsible for managing convertible securities accounts.


                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                              Management of the Portfolios    37

MANAGEMENT
OF THE PORTFOLIOS                                                   SUB-ADVISERS
--------------------------------------------------------------------------------


For the following Portfolios, ING Pilgrim has employed a Sub-Adviser to provide the day-to-day management of the Portfolio. The Sub-Advisers have, at least in part, been selected on the basis of their successful application of consistent, well-defined, long-term investment approach over a period of several market cycles.

International Value Portfolio
Brandes Investment Partners, L.P.

A registered investment adviser, Brandes Investment Partners, L.P. ("Brandes") serves as Sub-Adviser to the Pilgrim VP International Value Portfolio. The company was formed in May 1996 as the successor to its general partner, Brandes Investment Partners, Inc., which has been providing investment advisory services (through various predecessor entities) since 1974. Brandes currently manages over $29 billion in international portfolios. Brandes' principal address is 12750 High Bluff Drive, San Diego, California 92130.

Charles Brandes has co-managed the Pilgrim VP International Value Portfolio since the portfolio was formed in August 1997. Mr. Brandes has over 31 years of investment management experience. He founded the general partner of Brandes Investment Partners, L.P. in 1974 and owns a controlling interest in it. At Brandes, L.P., he serves as a Managing Partner. He is a Chartered Financial Analyst and a Member of the Association for Investment Management and Research.

Jeff Busby has co-managed Pilgrim VP International Value Portfolio since the Portfolio was formed in August 1997. Mr. Busby has over 13 years of investment management experience. At Brandes, he serves as a Managing Partner. He is also responsible for overseeing all trading activities for the firm. He is a Chartered Financial Analyst, and a Member of the Association for Investment Management and Research and the Financial Analysts Society.


Research Enhanced Index Portfolio
J.P. Morgan Investment Management Inc.


A registered investment adviser, J.P. Morgan Investment Management Inc. ("J.P. Morgan") serves as Sub-Adviser to the Pilgrim VP Research Enhanced Index Portfolio. The firm was formed in 1984. The firm evolved from the Trust and Investment Division of Morgan Guaranty Trust Company which acquired its first tax-exempt client in 1913 and its first pension account in 1940. J.P. Morgan currently manages approximately $608 billion for institutions and pension funds. The company is a wholly owned subsidiary of J.P. Morgan & Co. J.P. Morgan's principal address is 522 Fifth Avenue, New York, New York 10036.

Nanette Buziak, Timothy Devlin and Bernard Kroll share the responsibility for the day-to-day management of the Pilgrim VP Research Enhanced Index Portfolio.

Ms. Buziak has co-managed the Pilgrim VP Research Enhanced Index Portfolio since April 1999. At J.P. Morgan, she serves as a Portfolio Manager and Member of the Structured Equity Group.

Ms. Buziak has over eight years of investment management experience. Before joining J.P. Morgan in 1997, Ms. Buziak was an index arbitrage trader and convertible bond portfolio manager at First Marathon America, Inc.

Mr. Devlin has co-managed the Pilgrim VP Research Enhanced Index Portfolio since April 1999. At J.P. Morgan, he serves as a Portfolio Manager and Member of the Structured Equity Group.

Mr. Devlin has over 12 years of investment management experience. Before joining J.P. Morgan in 1996, Mr. Devlin was a Portfolio Manager for nine years at Mitchell Hutchins Asset Management, Inc. where he managed quantitatively-driven portfolios for institutional and retail investors.

Mr. Kroll has co-managed the Pilgrim VP Research Enhanced Index Portfolio since March 2000. At J.P. Morgan, he serves as a Portfolio Manager and Member of the Structured Equity Group. Mr. Kroll has over 20 years of investment management experience. Before joining J.P. Morgan in 1996, Mr. Kroll was an equity derivatives specialist at Goldman Sachs & Co. Earlier, he managed his own software development firm and options broker-dealer, and managed several derivatives businesses at Kidder, Peabody & Co.


Growth + Value Portfolio
Navellier Fund Management, Inc.


A registered investment adviser, Navellier Fund Management, Inc. ("Navellier") serves as Sub-Adviser to the Pilgrim VP Growth + Value Portfolio. Navellier and its affiliate, Navellier & Associates, Inc., manage over $4 billion for institutions, pension funds and high net worth individuals. Navellier's principal address is 1 East Liberty, Third Floor, Reno, Nevada 89501.

Louis Navellier has managed the Pilgrim VP Growth + Value Portfolio since February 1996. Mr. Navellier has over 19 years of investment management experience and is the principal owner of Navellier & Associates, Inc., a registered investment adviser that manages investments for institutions, pension funds and high net worth individuals. Mr. Navellier's newsletter, MPT Review, has been published for over 19 years and is widely renowned throughout the investment community.


38   Management of the Portfolios

                                                                      MANAGEMENT
SUB-ADVISERS                                                   OF THE PORTFOLIOS
--------------------------------------------------------------------------------


International SmallCap Growth Portfolio
Nicholas-Applegate Capital Management

Nicholas-Applegate Capital Management ("NACM") serves as Sub-Adviser to the Pilgrim International SmallCap Growth Portfolio. NACM was founded in 1984 by Arthur Nicholas, Managing Director and Fred Applegate as an institutional investment manager. NACM, now a wholly owned subsidiary of Allianz AG, manages in excess of $28 billion of discretionary assets for numerous clients, including employee benefit plans of corporations, public retirement systems and unions, university endowments, foundations, and other institutional investors and individuals. The Portfolio is managed by a team of portfolio managers and analysts headed by Loretta Morris and Randall Kahn. NACM has offices in San Diego, New York, San Francisco and Chicago. Its principal place of business is 600 West Broadway, San Diego, California 92101.


                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                              Management of the Portfolios    39

INFORMATION FOR
INVESTORS
--------------------------------------------------------------------------------


About Your Investment

The Portfolios are available only to serve as investment options under variable annuity contracts or variable life insurance policies issued by insurance companies that are part of the ING Group of companies. Shares of the Portfolios may be sold in the future to insurance companies that are not affiliated with ING Group.

ING Pilgrim Securities, the Distributor for the Trust, also offers directly to the public other Pilgrim funds that have similar names, investment objectives and strategies as those of the Portfolios offered by this prospectus. You should be aware that the Portfolios are likely to differ from these other Pilgrim funds in size and cash flow pattern. Accordingly, the holdings and risk/return characteristics of these Portfolios can be expected to vary from those of the other funds.


You do not buy, sell or exchange shares of the Portfolios. You choose investment options through your annuity contract or life insurance policy.


The insurance company that issued your variable annuity contract or life insurance policy is responsible for investing in the Portfolios according to the investment options you've chosen. You should consult your variable contract prospectus for additional information about how this works.

The Trust currently does not forsee any disadvantages to investors if the Trust serves as an investment medium for both variable annuity contracts and variable life insurance policies. However, it is possible that the interests of owners of variable annuity contracts and variable insurance policies for which the Trust serves as an investment medium might at some time be in conflict because of differences in tax treatment or other considerations. The Board of Trustees intends to monitor events to identify any material conflicts between variable annuity contract owners and variable life insurance policy owners, and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Trust might be required to redeem the investment of one or more of its separate accounts from the Trust, which might force the Trust to sell securities at disadvantageous prices.

The Trust may discontinue offering shares of any Portfolio at any time. If a Portfolio is discontinued, any allocation to that Portfolio will be allocated to another Portfolio that the Board of Trustees believes is suitable, as long as any required regulatory standards are met.


Class S Shares

Effective May 1, 2001, the Trust offers investors Class R and Class S shares of the Portfolios.


Service Fees-Class S Shares. The Trust has adopted a Shareholder Services Plan (the "Plan") for the Class S shares of each Portfolio. The Plan allows the Trust's Administrator, ING Pilgrim Group, LLC, to use payments under the Plan to make payments to insurance companies, broker-dealers or other financial intermediaries that provide services relating to Class S shares and their shareholders including variable contract owners with interests in the portfolios. Services that may be provided under the Plan include, among other things, providing information about the Portfolios and delivering Portfolio documents. Under the Plan, a Portfolio makes payments at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to its Class S shares.


How Shares Are Priced


The price that investors pay when they buy and the price that investors receive when they sell or exchange shares is determined by the net asset value ("NAV") per share of the Portfolio. NAV per share for each Portfolio is calculated each business day as the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). The NAV per share for each Portfolio is calculated by taking the value of a Portfolio's assets, substracting that Portfolio's liabilities, and dividing by the number of shares that are outstanding. Please note that foreign securities may trade in their primary markets on weekends or other days when the Portfolios do not price their shares. Therefore, the value of a Portfolio's investments (if the Portfolio holds foreign securities) may change on days when you will not be able to reallocate between investment options.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations, and short-term debt securities, and for situations where market quotations are deemed unreliable. Short-term debt securities having a maturity of 60 days or less are valued at amortized cost, unless the amortized cost does not approximate market value. Securities prices may be obtained from automated pricing services. When market quotations are not readily available or are deemed unreliable, securities are valued at their fair value as determined in good faith under the supervision of the Board of Trustees. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations.

When a participating insurance company is buying shares, it will pay the NAV that is next calculated after its order is received in proper form. When a participating insurance company is selling shares, it will normally receive the NAV that is next calculated after its order is received in proper form.

Privacy Policy

You may review the Portfolios' policy concerning investor privacy over the internet at www.pilgrimfunds.com, or you may obtain a copy of the policy by calling 1-800-992-0180 and selecting Option 1.


40   Information for Investors

                                                                      DIVIDENDS,
                                                               DISTRIBUTIONS AND
                                                                           TAXES
--------------------------------------------------------------------------------

Portfolio Earnings and Your Taxes


Each Portfolio distributes virtually all of its net investment income and net capital gains to shareholders in the form of dividends. The Portfolios declare and pay dividends quarterly, with the exception of the High Yield Bond Portfolio, which declares dividends daily and pays dividends quarterly.


As a contract owner invested in a Portfolio, you are entitled to a share of the income and capital gains that the Portfolio distributes. The amount you receive is based on the number of shares you own.

How the Portfolios Pay Distributions


Each Portfolio intends to meet the requirements for being a tax-qualified regulated investment company, which means they generally do not pay federal income tax on the earnings they distribute to shareholders.


You should consult the variable account or variable contract prospectus, along with your tax advisor for information as to how investing in variable accounts affects your personal tax situation.

                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                        Dividends, Distributions and Taxes    41

MORE INFORMATION
ABOUT RISKS
--------------------------------------------------------------------------------


All mutual funds involve risk -- some more than others -- and and there is always the chance that you could lose money or not earn as much as you hope. A Portfolio's risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. The following pages discuss the risks associated with certain of the types of securities in which the Portfolios may invest and certain of the investment practices that the Portfolios may use. For more information about these and other types of securities and investment techniques that may be used by the Portfolios, see the SAI.

Many of the investment techniques and strategies discussed in this prospectus and in the SAI are discretionary, which means that the adviser or sub-adviser can decide whether to use them or not. The adviser or sub-adviser of a Portfolio may also use investment techniques or make investments in securities that are not a part of the Portfolio's principal investment strategy.


PRINCIPAL RISKS

Investments in Foreign Securities. There are certain risks in owning foreign securities, including those resulting from: fluctuations in currency exchange rates; devaluation of currencies; political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers; accounting, auditing and financial reporting standards or other regulatory practices and requirements that are not uniform when compared to those applicable to domestic companies; settlement and clearance procedures in some countries that may not be reliable and can result in delays in settlement; higher transaction and custody expenses than for domestic securities; and limitations on foreign ownership of equity securities. Also, securities of many foreign companies may be less liquid and the prices more volatile than those of domestic companies. With certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of the Portfolios, including the withholding of dividends.

Each Portfolio that invests in foreign securities may enter into foreign currency transactions either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts to have the necessary currencies to settle transactions, or to help protect Portfolio assets against adverse changes in foreign currency exchange rates, or to provide exposure to a foreign currency commensurate with the exposure to securities from that country. Such efforts could limit potential gains that might result from a relative increase in the value of such currencies, and might, in certain cases, result in losses to the Portfolio.


Emerging Markets Investments. Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging market countries. These risks include: high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries; political and social uncertainties; over-dependence on exports, especially with respect to primary commodities, making these economies vulnerable to changes in commodity prices; overburdened infrastructure and obsolete or unseasonal financial systems; environmental problems; less well developed legal systems; and less reliable custodial services and settlement practices.

Inability to Sell Securities. Some securities usually trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small and mid-size U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in emerging markets. A Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to a Portfolio.

High Yield Securities. Investments in high yield securities generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically entail greater potential price volatility and principal and income risk. High yield securities are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The prices of high yield securities have been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic downturns or individual corporate developments. High yield securities structured as zero coupon or pay-in-kind securities tend to be more volatile. The secondary market in which high yield securities are traded is generally less liquid than the market for higher grade bonds. At times of less liquidity, it may be more difficult to value high yield securities.

Corporate Debt Securities. Corporate debt securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the credit-worthiness of the issuer and general market liquidity. When interest rates decline, the value of a Portfolio's debt securities can be expected to rise, and when interest rates rise, the value of those securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.


One measure of risk for fixed income securities is duration. Duration is one of the tools used by a portfolio manager in selection of fixed income securities. Historically, the maturity of a bond was used as a proxy for the sensitivity of a bond's price to changes in interest rates, otherwise known as a bond's "interest rate risk" or "volatility." According to this measure, the longer the maturity of a bond, the more its price will change for a given

42   More Information About Risks
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                                                                     ABOUT RISKS
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change in market interest rates. However, this method ignores the amount and timing of all cash flows from the bond prior to final maturity. Duration is a measure of average life of a bond on a present value basis, which was developed to incorporate a bond's yield, coupons, final maturity and call features into one measure. For point of reference, the duration of a noncallable 7% coupon bond with a remaining maturity of 5 years is approximately 4.5 years, and the duration of a noncallable 7% coupon bond with a remaining maturity of 10 years is approximately 8 years. Material changes in interest rates may impact the duration calculation.

U.S. Government Securities. Some U.S. Government agency securities may be subject to varying degrees of credit risk particularly those not backed by the full faith and credit of the United States Government. All U.S. Government securities may be subject to price declines in the securities due to changing interest rates.

Convertible Securities. The price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying equity security, and as such is subject to risks relating to the activities of the issuer and general market and economic conditions. The income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer. Convertible securities are often lower rated securities. A Portfolio may be required to redeem or convert a convertible security before the holder would otherwise choose.

Other Investment Companies. Each Portfolio (except the MagnaCap Portfolio) may invest in other investment companies to the extent permitted by a Portfolio's investment policies. When a Portfolio invests in other investment companies, you indirectly pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio.


Restricted and Illiquid Securities. Each Portfolio may invest in restricted and illiquid securities (except the MagnaCap Portfolio may not invest in restricted securities). If a security is illiquid, the Portfolio might be unable to sell the security at a time when the adviser might wish to sell, and the security could have the effect of decreasing the overall level of a Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Mortgage-Related Securities. Although mortgage loans underlying a mortgage-backed security may have maturities of up to 30 years, the actual average life of a mortgage-backed security typically will be substantially less because the mortgages will be subject to normal principal amortization, and may be prepaid prior to maturity. Like other fixed income securities, when interest rates rise, the value of a mortgage-backed security generally will decline; however, when interest rates are declining, the value of mortgage-backed securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of the purchase. Unanticipated rates of prepayment on underlying mortgages can be expected to increase the volatility of such securities. In addition, the value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers of mortgage-related securities owned by a Portfolio. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will be able to meet their obligations.


Interests in Loans. Certain Portfolios may invest in participation interests or assignments in secured variable or floating rate loans, which include participation interests in lease financings. Loans are subject to the credit risk of nonpayment of principal or interest. Substantial increases in interest rates may cause an increase in loan defaults. Although the loans will generally be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to a Portfolio's investment. Many loans are relatively illiquid, and may be difficult to value.


Derivatives. Generally, derivatives can be characterized as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. These may include swap agreements, options, forwards and futures. Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect. Many of the Portfolios do not invest in these types of derivatives, and some do, so please check the description of the Portfolio's policies. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the adviser or sub-adviser might imperfectly judge the market's direction. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market's movements and may have unexpected or undesired results, such as a loss or a reduction in gains.

Temporary Defensive Strategies. When the adviser or sub-adviser to a Portfolio anticipates unusual market or other conditions, the


                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                              More Information About Risks    43

MORE INFORMATION
ABOUT RISKS
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Portfolio may temporarily depart from its principal investment strategies as a defensive measure. To the extent that a Portfolio invests defensively, it may not achieve capital appreciation.


Investments in Small-and Mid-Capitalization Companies. Certain Portfolios may invest in small- and mid-capitalization companies. Investments in mid-and small-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater risk of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volumes typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

Portfolio Turnover. Each Portfolio (except the MagnaCap and Research Enhanced Index Portfolios) is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A high portfolio turnover rate involves greater expenses to a Portfolio, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse effect on the performance of the Portfolio.


OTHER RISKS

Repurchase Agreements. Each Portfolio may enter into repurchase agreements, which involve the purchase by a Portfolio of a security that the seller has agreed to buy back. If the seller defaults and the collateral value declines, the Portfolio might incur a loss. If the seller declares bankruptcy, the Portfolio may not be able to sell the collateral at the desired time.


Lending Portfolio Securities. In order to generate additional income, each Portfolio may lend portfolio securities in an amount up to 331|M/3% of total Portfolio assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower default or fail financially.


Borrowing. Each Portfolio may borrow for certain types of temporary or emergency purposes subject to certain limits. Borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the net asset value of a Portfolio, and money borrowed will be subject to interest costs. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, a Portfolio might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.


Reverse Repurchase Agreements and Dollar Rolls. A reverse repurchase agreement or dollar roll involves the sale of a security, with an agreement to repurchase the same securities at an agreed upon price and date. Whether such a transaction produces a gain for a Portfolio depends upon the costs of the agreements and the income and gains of the securities purchased with the proceeds received from the sale of the security. If the income and gains on the securities purchased fail to exceed the costs, net asset value will decline faster than otherwise would be the case. Reverse repurchase agreements and dollar rolls, as leveraging techniques, may increase a Portfolio's yield; however, such transactions also increase a Portfolio's risk to capital and may result in a shareholder's loss of principal.


Short Sales. Each Portfolio (except the MagnaCap Portfolio), may make short sales. A "short sale" is the sale by a Portfolio of a security which has been borrowed from a third party on the expectation that the market price will drop. If the price of the security rises, the Portfolio may have to cover its short position at a higher price than the short sale price, resulting in a loss.


Pairing Off Transactions. A pairing-off transaction occurs when a Portfolio commits to purchase a security at a future date, and then the Portfolio "pairs-off" the purchase with a sale of the same security prior to or on the original settlement date. Whether a pairing-off transaction on a debt security produces a gain depends on the movement of interest rates. If interest rates increase, then the money received upon the sale of the same security will be less than the anticipated amount needed at the time the commitment to purchase the security at the future date was entered and the Portfolio will experience a loss.


Percentage and Rating Limitations Unless otherwise stated, the percentage limitations in this prospectus apply at the time of investment.

44   More Information About Risks

FINANCIAL
HIGHLIGHTS
--------------------------------------------------------------------------------


Because the Class S shares had not commenced operations as of the date of this prospectus, financial highlights are not presented for this Class of shares.


                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

WHERE TO GO FOR MORE INFORMATION

You'll find more information about the Pilgrim Variable Products Trust's Portfolios in our:

ANNUAL/SEMI-ANNUAL REPORTS

Includes a discussion of recent market conditions and investment strategies that significantly affected performance, the Financial Statements and the Auditors' Reports (in Annual Report only).

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Pilgrim Variable Products Trust's Portfolios. The SAI is legally part of this prospectus (it is incorporated by reference). A copy has been filed with the U.S. Securities and Exchange Commission ("SEC"). Please write or call for a free copy of the current Annual/Semi-Annual Reports, the SAI or other portfolio information, or to make investment related inquiries:

Pilgrim Variable Products Trust
7337 East Doubletree Ranch Road Scottsdale,
AZ 85258-2034

1-800-992-0180

Or visit our website at www.pilgrimfunds.com

This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC's Public Reference Room in Washington, D.C. or call 202-942-8090. Otherwise, you may obtain the information for a fee by contacting the SEC at:

U.S. Securities and Exchange Commission
Public Reference Section
450 Fifth Street NW
Washington, D.C. 20549-0102

or at the e-mail address: publicinfo@sec.gov

Or obtain the information at no cost by visiting the SEC's Internet website at http://www.sec.gov

When contacting the SEC, you will want to refer to the Pilgrim Variable Products Trust's SEC file number, which is 811-08220

VPSPROS050101-050101

[LOGO]                                                                Prospectus


                        May 1, 2001

                        Pilgrim Variable Products Trust

                        Class R


                                    U.S. Equity Portfolios

                                    Pilgrim VP MagnaCap Portfolio
                                    Pilgrim VP Research Enhanced Index Portfolio
                                    Pilgrim VP Growth Opportunities Portfolio
                                    Pilgrim VP MidCap Opportunities Portfolio
                                    Pilgrim VP Growth + Value Portfolio
                                    Pilgrim VP SmallCap Opportunities Portfolio


                                    International Equity Portfolio

                                    Pilgrim VP International Value Portfolio


                                    Income Portfolio

                                    Pilgrim VP High Yield Bond Portfolio


This prospectus contains important information about investing in the Pilgrim Variable Products Trust Portfolios. You should read it carefully before you invest, and keep it for future reference. Please note that your investment: is not a bank deposit, is not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency; and is affected by market fluctuations there is no guarantee that the portfolios will achieve their objectives. As with all mutual funds, the U.S. Securities and Exchange Commission (SEC) has not approved or disapproved these securities nor has the SEC judged whether the information in this prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

                                                                   WHAT'S INSIDE
--------------------------------------------------------------------------------

[GRAPHIC] OBJECTIVE


These pages contain a description of our portfolios, including each portfolio's objective, investment strategy, risks and portfolio manager.


[GRAPHIC] INVESTMENT STRATEGY

You'll also find:

[GRAPHIC] RISKS


What you pay to invest. Information about the portfolios' management fees and expenses the portfolios pay. You'll find further details about the fees associated with your annuity contract or life insurance policy in the accompanying product prospectus or offering memorandum. Please read these documents carefully, and keep them for future reference.


[GRAPHIC] HOW THE FUND HAS PERFORMED

How the portfolio has performed. A chart that shows the portfolio's financial performance since inception.


U.S. EQUITY PORTFOLIOS
MagnaCap Portfolio                                                             2
Research Enhanced Index Portfolio                                              4
Growth Opportunities Portfolio                                                 6
MidCap Opportunities Portfolio                                                 8
Growth + Value Portfolio                                                      10
SmallCap Opportunities Portfolio                                              12

INTERNATIONAL EQUITY PORTFOLIO
International Value Portfolio                                                 14

PILGRIM INCOME PORTFOLIO
High Yield Bond Portfolio                                                     16

What You Pay to Invest                                                        18
Management of the Portfolios                                                  19
Information for Investors                                                     22
Dividends, Distributions and Taxes                                            23
More Information About Risks                                                  24
Financial Highlights                                                          27
Where To Go For More Information                                      Back cover

Risk is the potential that your investment will lose money or not earn as much as you hope. The Pilgrim Variable Products Trust's ("Trust") Portfolios have varying degrees of risk, depending on the securities they invest in. Please read this prospectus carefully to be sure you understand the principal risks and strategies associated with each of our portfolios. You should consult the Statement of Additional Information ("SAI") for a complete list of the risks and strategies.

-----------
U.S. Equity
Portfolios
-----------

                                                    Adviser
PILGRIM VP MAGNACAP PORTFOLIO                       ING Pilgrim Investments, LLC
--------------------------------------------------------------------------------

OBJECTIVE [GRAPHIC]

The Portfolio seeks growth of capital, with dividend income as a secondary consideration.

INVESTMENT STRATEGY [GRAPHIC]

The Portfolio is managed with the philosophy that companies that can best meet the Portfolio's objectives have paid increasing dividends or have had the capability to pay rising dividends from their operations. The Portfolio normally invests at least 65% of its assets in equity securities of companies that meet the following disciplined criteria:

Consistent Dividends -- A company must have paid or had the financial capability from its operations to pay a dividend in 8 out of the last 10 years.


Substantial Dividend Increases -- A company must have increased its dividends or had the financial capability from its operations to have increased its dividends at least 100% over the past 10 years.


Reinvested Earnings -- Dividend payout must be less than 65% of current earnings.

Strong Balance Sheet -- Long term debt should be no more than 25% of the company's total capitalization or a company's bonds must be rated at least A- or A-3.


Attractive Price -- A company's current share price should be in the lower half of the stock's price/earnings ratio range for the past ten years, or the ratio of the share price to its anticipated future earnings must be an attractive value in relation to the average for its industry peer group or that of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index").

The equity securities in which the Portfolio may invest include common stocks, convertible securities, and rights or warrants. Normally, the Portfolio's investments are primarily in larger companies that are included in the largest 500 U.S. companies. The remainder of the Portfolio's assets may be invested in equity securities that the Adviser believes have growth potential because they represent an attractive value.


In selecting securities for the Portfolio, preservation of capital is also an important consideration. Although the Portfolio normally will be invested as fully as practicable in equity securities, assets that are not invested in equity securities may be invested in high quality debt securities. The Portfolio may invest up to 5% of its assets, measured at the time of investment, in foreign securities.

--------------------------------------------------------------------------------

RISKS [GRAPHIC]

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others:

Price Volatility -- the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

Market Trends -- from time to time, the stock market may not favor the value securities that meet the Portfolio's disciplined investment criteria. Rather, the market could favor growth-oriented stocks or small company stocks, or may not favor equities at all.

Debt securities -- the value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities.

Credit Risk -- the Portfolio could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns.

Risks of Foreign Investing -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

2    Pilgrim VP MagnaCap Portfolio

                                                   PILGRIM VP MAGNACAP PORTFOLIO
--------------------------------------------------------------------------------

HOW THE PORTFOLIO HAS PERFORMED [GRAPHIC]


The Portfolio does not have performance history because it did not commence operations until May 8, 2000.


                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                              Pilgrim VP MagnaCap Portfolio    3

-----------
U.S. Equity
Portfolios
-----------

                                               Adviser
                                               ING Pilgrim Investments, LLC
                                               Sub-Adviser
PILGRIM VP RESEARCH ENHANCED INDEX PORTFOLIO   J.P. Morgan Investment Management
--------------------------------------------------------------------------------

OBJECTIVE [GRAPHIC]

The Portfolio seeks capital appreciation.

INVESTMENT STRATEGY [GRAPHIC]


The Portfolio invests primarily in large companies that make up the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"). Based on extensive research regarding projected company earnings and dividends, a valuation model ranks companies in each industry group according to their relative value. Using this valuation model, the portfolio managers select stocks for the Portfolio. Within each industry, the Portfolio modestly overweights stocks that are ranked as undervalued or fairly valued while modestly underweighting or not holding stocks that appear overvalued. Industry by industry, the Portfolio's assets are invested so that the Portfolio's industry sector allocations and market cap weightings closely parallel those of the S&P 500 Index.


By owning a large number of stocks within the S&P 500 Index, with an emphasis on those that appear undervalued or fairly valued, and by tracking the industry weightings and other characteristics of that index, the Portfolio seeks returns that modestly exceed those of the S&P 500 Index over the long term with virtually the same level of volatility.


Under normal market conditions, the Portfolio invests at least 80% of its total assets in common stocks included in the S&P 500 Index. It may also invest in other common stocks not included in the S&P 500 Index. The Portfolio may also invest in certain higher-risk investments, including derivatives (generally these investments will be limited to S&P 500 Index options).


--------------------------------------------------------------------------------

RISKS [GRAPHIC]

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others:


Price Volatility -- the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Portfolio invests primarily in equity securities of larger companies, which sometimes have more stable prices than smaller companies. The portfolio managers try to remain fully invested in companies included in the S&P 500 Index, and generally do not change this strategy even temporarily, which could make the Portfolio more susceptible to poor market conditions.


Market Trends -- from time to time, the stock market may not favor the large company securities that are ranked as undervalued or fairly valued in which the Portfolio invests. Rather, the market could favor small company stocks, growth-oriented stocks, or may not favor equities at all.

Risks of Using Derivatives -- derivatives are subject to the risk of changes in the market price of the security, credit risk with respect to the counterparty to the derivative instrument, and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Portfolio. The use of derivatives may reduce returns for the Portfolio.

4    Pilgrim VP Research Enhanced Index Portfolio

                                    PILGRIM VP RESEARCH ENHANCED INDEX PORTFOLIO
--------------------------------------------------------------------------------

HOW THE PORTFOLIO HAS PERFORMED [GRAPHIC]

The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year to year.


Year by Year Total Return (%)(1)(2)


               1995      1996      1997      1998     1999     2000
               ----      ----      ----      ----     ----     ----
              14.97     12.53      6.15      1.02     5.79    -11.63

Best and worst quarterly performance during this period:


4th quarter 1999: up 12.76%

4th quarter 2000: down 8.16%

The Portfolio's year-to-date total return as of March 31, 2001 was down 12.07%.

The table below compares the portfolio's long-term performance with the combined performance of the Lehman Brothers Government/Corporate Bond Index (selected in light of the Portfolio's previous investment objective and strategies) and the S&P 500 Index.

Average Annual Total Return

                                                Index
                                Class R      Return(1)(3)
                                -------      ------------
One year, ended
December 31, 2000      %         -11.63         -9.11

Five years, ended
December 31, 2000      %           2.44          4.67

Since inception(4)     %           4.20          7.23

----------
(1) The Portfolio commenced operations on May 6, 1994 as the Northstar Multi-Sector Bond Fund with the investment objective of maximizing current income consistent with the preservation of capital. From inception through April 29, 1999, the Portfolio operated under this investment objective and related investment strategies. Effective April 30, 1999, the Portfolio changed its name to the Research Enhanced Index Portfolio and changed its investment objective and strategies to invest primarily in equity securities of larger companies that make up the S&P 500 Index. Accordingly, beginning April 30, 1999, the benchmark index for the Portfolio has been changed from the Lehman Brothers Government/ Corporate Bond Index to the S&P 500 Index.
(2) These figures are for the year ended December 31 of each year. They do not reflect expenses or charges which are, or may be imposed under your annuity contract or life insurance policy, and would be lower if they did.
(3) The Index Return showing the one year, five year and since inception average annual total returns is a calculation that reflects the Lehman Brothers Government/Corporate Bond Index for the period May 6, 1994 (inception of the Portfolio) to April 30, 1999 and the S&P 500 Index for the period May 1, 1999 to December 31, 2000. The Lehman Brothers Government/Corporate Bond Index is an unmanaged index that measures the performance of U.S. government bonds, U.S. corporate bonds and Yankee bonds. The S&P 500 Index is an unmanaged index that measures the performance of the securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.
(4)  Class R commenced operations on May 6, 1994.


                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                               Pilgrim VP Research Enhanced Index Portfolio    5

-----------
U.S. Equity
Portfolios
-----------

                                                    Adviser
PILGRIM VP GROWTH OPPORTUNITIES PORTFOLIO           ING Pilgrim Investments, LLC
--------------------------------------------------------------------------------

OBJECTIVE [GRAPHIC]

This Portfolio seeks long-term growth of capital.

INVESTMENT STRATEGY [GRAPHIC]


The Portfolio invests primarily in common stock of U.S. companies that the portfolio manager feels have above average prospects for growth.


Under normal market conditions, the Portfolio invests at least 65% of its total assets in securities purchased on the basis of the potential for capital appreciation. These securities may be from large-cap, mid-cap or small-cap companies.


The portfolio managers use a "top-down" disciplined investment process, which includes extensive database screening, frequent fundamental research, identification and implementation of a trend-oriented approach in structuring the portfolio and a sell discipline. The portfolio managers seek to invest in companies expected to benefit most from major social, economic and technological trends that are likely to shape the future of business and commerce over the next three to five years, and attempt to provide a framework for identifying the industries and companies expected to benefit most. This top-down approach is combined with rigorous fundamental research (a bottom-up approach) to guide stock selection and portfolio structure.


--------------------------------------------------------------------------------

RISKS [GRAPHIC]

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others:

Price Volatility -- the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. This Portfolio invests in companies that the portfolio manager feels have the potential for rapid growth, which may give the Portfolio a higher risk of price volatility than a fund that emphasizes other styles, such as a value-oriented style. The Portfolio may invest in small and medium-sized companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, limited product and market diversification and many are dependent on a few key managers.

Market Trends -- from time to time, the stock market may not favor the growth securities in which the Portfolio invests. Rather, the market could favor value-oriented stocks, or may not favor equities at all.

Inability to Sell Securities -- securities of smaller companies trade in lower volume and may be less liquid than securities of larger, more established companies. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

6    Pilgrim VP Growth Opportunities Portfolio

                                       PILGRIM VP GROWTH OPPORTUNITIES PORTFOLIO
--------------------------------------------------------------------------------

HOW THE PORTFOLIO HAS PERFORMED [GRAPHIC]


The Portfolio does not have performance history because it did not commence operations until May 3, 2000.


                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                  Pilgrim VP Growth Opportunities Portfolio    7

-----------
U.S. Equity
Portfolios
-----------

                                                    Adviser
PILGRIM VP MIDCAP OPPORTUNITIES PORTFOLIO           ING Pilgrim Investments, LLC
--------------------------------------------------------------------------------

OBJECTIVE [GRAPHIC]

The Portfolio seeks long-term capital appreciation.

INVESTMENT STRATEGY [GRAPHIC]


The Portfolio invests primarily in the common stocks of mid-sized U.S. companies that the portfolio managers feel have above average prospects for growth. For this Portfolio, mid-sized companies are companies with market capitalizations that fall within the range of companies in the Standard & Poor's MidCap 400 Index ("S&P MidCap 400 Index"). As of March 31, 2001, the market capitalization of companies in the S&P MidCap 400 Index ranged from $200 million to $8.6 billion. The market capitalization range will change as the range of the companies included in the S&P MidCap 400 Index changes. The portfolio managers use a "top-down" disciplined investment process, which includes extensive database screening, frequent fundamental research, identification and implementation of a trend-oriented approach in structuring the portfolio and a sell discipline. The portfolio managers seek to invest in companies expected to benefit most from the major social, economic and technological trends that are likely to shape the future of business and commerce over the next three to five years, and attempt to provide a framework for identifying the industries and companies expected to benefit most. This top-down approach is combined with rigorous fundamental research (a "bottom-up" approach) to guide stock selection and portfolio structure.

The Portfolio may invest in initial public offerings.


--------------------------------------------------------------------------------

RISKS [GRAPHIC]

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others:

Price Volatility -- the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. This Portfolio invests in companies that the portfolio managers feel have the potential for growth, which may give the Portfolio a higher risk of price volatility than a fund that emphasizes other styles, such as a value-oriented style. The Portfolio invests in medium-sized companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification, and may be dependent on a few key managers.

Market Trends -- from time to time, the stock market may not favor the mid-cap growth securities in which the Portfolio invests. Rather, the market could favor value-oriented stocks or large or small company stocks, or may not favor equities at all.

Inability to Sell Securities -- securities of mid-size companies usually trade in lower volume and may be less liquid than securities of larger, more established companies. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

8    Pilgrim VP MidCap Opportunities Portfolio

                                       PILGRIM VP MIDCAP OPPORTUNITIES PORTFOLIO
--------------------------------------------------------------------------------

HOW THE PORTFOLIO HAS PERFORMED [GRAPHIC]


This Portfolio does not have performance history because it did not commence operations until May 5, 2000.


                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                  Pilgrim VP MidCap Opportunities Portfolio    9

-----------
U.S. Equity
Portfolios
-----------

                                                 Adviser
                                                 ING Pilgrim Investments, LLC
                                                 Sub-Adviser
PILGRIM VP GROWTH + VALUE PORTFOLIO              Navellier Fund Management, Inc.
--------------------------------------------------------------------------------

OBJECTIVE [GRAPHIC]

The Portfolio seeks capital appreciation.

INVESTMENT STRATEGY [GRAPHIC]

The Portfolio invests primarily in a diversified portfolio of equity securities, including common and preferred stock, warrants and convertible securities. The Portfolio invests in common stock of companies the portfolio manager believes are poised to rise in price. The Sub-Adviser uses a "bottom-up" quantitative screening process designed to identify and select inefficiently priced stocks that achieved superior returns compared to their risk characteristics. The Sub-Adviser first uses a proprietary computer model to calculate and analyze a "reward/risk" ratio. The reward/risk ratio is designed to identify stocks with above average market returns and risk levels which are reasonable for higher return rates. The Sub-Adviser then applies a quantitative analysis which focuses on growth and value fundamental characteristics, such as earnings growth, earnings momentum, price to earnings (P/E) ratios, and internal reinvestment rates. The Sub-Adviser then allocates stocks according to how they complement other portfolio holdings.

Under normal market conditions, the Portfolio invests at least 65% of its total assets in securities purchased on the basis of the potential for capital appreciation. These securities may be from large-cap, mid-cap, or small-cap companies.

--------------------------------------------------------------------------------

RISKS [GRAPHIC]

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others:

Price Volatility -- the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Portfolio's performance will be affected if the Sub-Adviser makes an inaccurate assessment of economic conditions and investment opportunities, and chooses growth companies that do not grow as quickly as hoped, or value companies that continue to be undervalued by the market. Although the Sub-Adviser invests in value companies to decrease volatility, these investments may also lower the Portfolio's performance. The Portfolio's investments in smaller and mid-sized companies may be more susceptible to price swings than investments in larger companies because they have fewer financial resources, limited product and market diversification and many are dependent on a few key managers.


Market Trends -- from time to time, the stock market may not favor the mix of growth securities and value securities in which the Portfolio invests. Rather, the market could favor growth stocks to the exclusion of value stocks, or favor value stocks to the exclusion of growth stocks, or may not favor equities at all. The Portfolio's investment in growth stocks and in initial public offerings had a significant impact on performance in 1999 and other periods. There can be no assurance that these factors will continue to have a positive effect on the Portfolio.


Inability to Sell Securities -- securities of smaller and mid-sized companies usually trade in lower volume and may be less liquid than securities of larger, more established companies. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Changes in Interest Rates -- the value of the Portfolio's convertible securities may fall when interest rates rise. Convertibles with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations.

Credit Risk -- the Portfolio could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

10   Pilgrim VP Growth + Value Portfolio

                                             PILGRIM VP GROWTH + VALUE PORTFOLIO
--------------------------------------------------------------------------------

HOW THE PORTFOLIO HAS PERFORMED [GRAPHIC]

The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year to year.


Year by Year Total Return (%)(1)

               1995      1996      1997      1998     1999     2000
               ----      ----      ----      ----     ----     ----
              24.78     22.99     14.66     19.32    94.98    -9.78

Best and worst quarterly performance during this period:


4th quarter 1999: up 45.73%

4th quarter 2000: down 27.38%

The Portfolio's year-to-date total return as of March 31, 2001 was down 30.87%.

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of two broad measures of market performance -- the Russell 2000 Index and the Russell 3000 Index.

Average Annual Total Return

                                              Russell            Russell
                                               2000               3000
                               Class R        Index(2)           Index(3)
                               -------        --------           --------
One year, ended
December 31, 2000      %        -9.78           -3.02              -7.46

Five years ended
December 31, 2000      %        24.24           10.31              17.39

Since inception(4)     %        22.30           11.80(5)           18.73(5)


----------
(1) These figures are as of December 31 of each year. They do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if they did.

(2) The Russell 2000 Index is an unmanaged index that measures the performance of securities of smaller U.S. companies.

(3) The Russell 3000 Index is an unmanaged index that measures the performance of the 3000 largest U.S. companies based on total market capitalization.

(4)  Class R commenced operations on May 6, 1994.
(5)  Index return is for the period beginning May 1, 1994.


                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                        Pilgrim VP Growth + Value Portfolio   11

-----------
U.S. Equity
Portfolios
-----------

                                                    Adviser
PILGRIM VP SMALLCAP OPPORTUNITIES PORTFOLIO         ING Pilgrim Investments, LLC
--------------------------------------------------------------------------------

OBJECTIVE [GRAPHIC]

The Portfolio seeks long-term capital appreciation.

INVESTMENT STRATEGY [GRAPHIC]


The Portfolio invests at least 65% of its total assets in the common stock of smaller, lesser-known U.S. companies that the portfolio manager believes have above average prospects for growth. For this Portfolio, smaller companies are those with market capitalizations that fall within the range of companies in the Russell 2000 Index, which is an index that measures the performance of small companies. The market capitalization range will change as the range of the companies included in the Russell 2000 Index changes. The market capitalization of companies held by the Portfolio as of March 31, 2001, ranged from $82 million to $76.7 billion.

The portfolio manager uses a "top-down" disciplined investment process, which includes extensive database screening, frequent fundamental research, identification and implementation of a brand-oriented approach in structuring the portfolio and a sell discipline. The portfolio manager seeks to invest in companies expected to benefit most from the major social, economic and technological trends that are likely to shape the future of business and commerce over the next three to five years, and attempts to provide a framework for identifying the industries and companies expected to benefit most. This top-down approach is combined with rigorous fundamental research (a bottom-up approach) to guide stock selection and portfolio structure.

The Porfolio may invest in initial public offerings.


--------------------------------------------------------------------------------

RISKS [GRAPHIC]

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others:

Price Volatility -- the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. This Portfolio invests in companies that the portfolio manager feels have above average prospects for growth, which may give the Portfolio a higher risk of price volatility than a Portfolio that emphasizes other styles, such as a value-oriented style. The Portfolio invests in smaller companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.


Market Trends -- from time to time, the stock market may not favor the small sized growth securities in which the Portfolio invests. Rather, the market could favor value-oriented stocks or large company stocks, or may not favor equities at all. The Porfolio's investment in the technology sector of the stock market and in initial public offerings had a significant impact on performance in 1999 and other periods. There can be no assurance that these factors will continue to have a positive effect on the Porfolio.


Inability to Sell Securities -- securities of smaller companies usually trade in lower volume and may be less liquid than securities of larger, more established companies. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

12   Pilgrim VP SmallCap Opportunities Portfolio

                                     PILGRIM VP SMALLCAP OPPORTUNITIES PORTFOLIO
--------------------------------------------------------------------------------

HOW THE PORTFOLIO HAS PERFORMED [GRAPHIC]

The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year to year.

Year by Year Total Return (%)(1)

               1995      1996      1997      1998     1999     2000
               ----      ----      ----      ----     ----     ----
              21.39     13.80     15.81     17.30    141.03    1.09

Best and worst quarterly performance during this period:


4th quarter 1999: up 57.71%

4th quarter 2000: down 14.37%

The Portfolio's year-to-date total return as of March 31, 2001 was down 27.27%.

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of a broad measure of market performance -- the Russell 2000 Index.

Average Annual Total Return

                                              Russell
                                               2000
                               Class R        Index(2)
                               -------        --------
One year, ended
December 31, 2000      %         1.09          -3.02

Five years ended
December 31, 2000      %        30.33          10.31

Since inception(3)     %        25.97          11.80(4)


----------
(1) These figures are as of December 31 of each year. They do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if they did.

(2) The Russell 2000 Index is an unmanaged index that measures the performance of securities of smaller U.S. companies.
(3)  Class R commenced operations on May 6, 1994.
(4)  Index return is for the period beginning May 1, 1994.


                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                Pilgrim VP SmallCap Opportunities Portfolio   13

----------------
International
Equity Portfolio
----------------

                                               Adviser
                                               ING Pilgrim Investments, LLC
                                               Sub-Adviser
PILGRIM VP INTERNATIONAL VALUE PORTFOLIO       Brandes Investment Partners, L.P.
--------------------------------------------------------------------------------

OBJECTIVE [GRAPHIC]

The Portfolio seeks long-term capital appreciation.

INVESTMENT STRATEGY [GRAPHIC]

The Portfolio invests primarily in foreign companies with market capitalizations greater than $1 billion, but it may hold up to 25% of its assets in companies with smaller market capitalizations.

The portfolio managers apply the technique of "value investing" by seeking stocks that their research indicates are priced below their long-term value.

The Portfolio holds common stocks, preferred stocks, American, European and Global depository receipts, as well as convertible securities.


Under normal circumstances, the Portfolio will invest at least 65% of its total assets in securities of companies located in at least three countries other than the U.S., which may include emerging market countries. The Portfolio may invest up to the greater of:

*    20% of its assets in any one country or industry, or,

* 150% of the weighting of the country or industry in the Morgan Stanley Capital International Europe Australia Far East ("MSCI EAFE") Index, as long as the Portfolio meets any industry concentration or diversification requirements under the Investment Company Act of 1940.


--------------------------------------------------------------------------------

RISKS [GRAPHIC]


You could lose money on an investment in the Portfolio. The Portfolio's investments may be affected by the following risks among others:


Risks of Foreign Investing -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. To the extent the Portfolio invests in emerging market countries, the risks may be greater, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

Price Volatility -- the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Portfolio invests primarily in equity securities of larger companies, which sometimes have more stable prices than smaller companies. However, the Portfolio may also invest in small and medium-sized companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, limited product and market diversification and many are dependent on a few key managers.

Market Trends -- from time to time, the stock market may not favor the value-oriented stocks in which the Portfolio invests. Rather, the market could favor growth-oriented stocks, or may not favor equities at all.

Inability to Sell Securities -- securities of smaller companies and some foreign companies may trade in lower volume and may be less liquid than securities of larger, more established companies or U.S. companies. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

14   Pilgrim VP International Value Portfolio

                                        PILGRIM VP INTERNATIONAL VALUE PORTFOLIO
--------------------------------------------------------------------------------

HOW THE PORTFOLIO HAS PERFORMED [GRAPHIC]

The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year to year.

Year by Year Total Return (%)(1)

                         1998          1999          2000
                         ----          ----          ----
                        16.93         50.18          3.18

Best and worst quarterly performance during this period:


4th quarter 1999: up 23.74%

3rd quarter 1998: down 14.03%

The Portfolio's year-to-date total return as of March 31, 2001 was down 7.71%.

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of a broad measure of market performance -- the MSCI EAFE Index.

Average Annual Total Return

                                                MSCI
                                                EAFE
                               Class R         Index(2)
                               -------         --------
One year, ended
December 31, 2000      %         3.18           -13.96

Since inception(3)     %        19.55             5.18(4)

----------
(1) These figures are as of December 31 of each year. They do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if they did.
(2) The Morgan Stanley Capital International Europe Australia Far East ("MSCI EAFE") Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australia and the Far East.
(3)  Class R commenced operations on August 8, 1997.
(4)  Index return is for the period beginning August 1, 1997.


                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                   Pilgrim VP International Value Portfolio   15

---------
Income
Portfolio
---------

                                                    Adviser
PILGRIM VP HIGH YIELD BOND PORTFOLIO                ING Pilgrim Investments, LLC
--------------------------------------------------------------------------------

OBJECTIVE [GRAPHIC]

The Portfolio seeks high income and capital appreciation.

INVESTMENT STRATEGY [GRAPHIC]

The Portfolio invests primarily in higher-yielding, lower-rated bonds (junk bonds) to achieve high current income with potential for capital growth.


Under normal market conditions, the Portfolio invests at least 65% of its total assets in higher-yielding, lower-rated U.S. dollar-denominated debt securities of U.S. and foreign issuers. It may also invest up to 35% of its total assets in securities denominated in foreign currencies. It may invest up to 50% of its assets in securities of foreign issuers, including 35% in emerging market debt. Most of the debt securities the Portfolio invests in are lower-rated and considered speculative, including bonds in the lowest rating categories and unrated bonds. The Portfolio can invest up to 10%, and can hold up to 25% of its assets in securities rated below Caa by Moody's or CCC by S&P. It also holds debt securities that pay fixed, floating or adjustable interest rates and may hold pay-in-kind securities and discount obligations, including zero coupon securities, and mortgage-related or asset-backed debt securities.


The Portfolio may also invest in equity or equity-related securities, such as common stock, preferred stock, convertible securities and rights and warrants attached to debt instruments.

In selecting equity securities, the portfolio manager uses a "bottom-up" analysis that focuses on individual companies and assesses the company's valuation, financial condition, management, competitiveness, and other factors.

--------------------------------------------------------------------------------

RISKS [GRAPHIC]

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others:


Changes in Interest Rates -- the Portfolio's performance is significantly affected by changes in interest rates. The value of the Portfolio's investments may fall when interest rates rise. The Portfolio may be sensitive to changes in interest rates because it may invest in debt securities with longer durations. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations. The value of the Portfolio's high-yield and zero coupon securities are particularly sensitive to changes in interest rates.


Credit Risk -- the Portfolio could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. This Portfolio may be subject to more credit risk than other income mutual funds, because it invests in high-yield debt securities, which are considered predominantly speculative with respect to the issuer's continuing ability to meet interest and principal payments. This is especially true for bonds in the lowest rating category and unrated bonds, and during periods of economic uncertainty or economic downturns.


Prepayment Risk -- the Portfolio may invest in mortgage-related securities, which can be paid off early if the borrowers on the underlying mortgages pay off their mortgages sooner than scheduled. If interest rates are falling, the Portfolio will be forced to reinvest this money at lower yields.


Inability to Sell Securities -- high-yield securities may be less liquid than higher quality investments. Foreign securities and mortgage-related and asset-backed debt securities may be less liquid than other debt securities. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio. A security in one of the lowest rating categories, that is unrated, or whose credit rating has been lowered may be particularly difficult to sell. Valuing less liquid securities involves greater exercise of judgment and may be more subjective than valuing securities using market quotes.

Risk of Foreign Investing -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. To the extent the Portfolio invests in emerging markets countries, the risks may be greater, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

Price Volatility -- the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.


The Portfolio may invest in mid-cap and small-cap companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification, and many are dependent on a few key managers.


16   Pilgrim VP High Yield Bond Portfolio

                                            PILGRIM VP HIGH YIELD BOND PORTFOLIO
--------------------------------------------------------------------------------

HOW THE PORTFOLIO HAS PERFORMED [GRAPHIC]

The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year to year.

Year by Year Total Return (%)(1)

               1995      1996      1997      1998     1999     2000
               ----      ----      ----      ----     ----     ----
              18.55     15.75      9.00     -0.12    -2.98    -11.17

Best and worst quarterly performance during this period:


1st quarter 1995: up 5.26%

3rd quarter 1998: down 7.97%

The Portfolio's year-to-date total return as of March 31, 2001 was up 3.96%.

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of a broad measure of market performance -- the Lehman Brothers High Yield Bond Index.

Average Annual Total Return

                                                Lehman
                                               Brothers
                                              High Yield
                                Class R       Bond Index(2)
                                -------       -------------
One year, ended
December 31, 2000      %         -11.17          -5.86

Five years ended
December 31, 2000      %           1.66           4.28

Since inception(3)     %           3.72           6.20(4)


----------
(1) These figures are as of December 31 of each year. They do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if they did.

(2) The Lehman Brothers High Yield Bond Index is an unmanaged index that measures the performance of fixed-income securities that are similar, but not identical, to those in the portfolio.
(3)  Class R commenced operations on May 6, 1994.
(4)  Index return is for the period beginning May 1, 1994.


                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                       Pilgrim VP High Yield Bond Portfolio   17

WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------


The table that follows shows operating expenses paid each year by a Portfolio. The table does not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy. You will find details about these expenses and charges in the accompanying prospectus.

Operating Expenses Paid Each Year by the Portfolios(1)
(as a % of average net assets)

                                                                                            Total
                               Investment                          Total      Waivers        Net
                               Management   Service    Other     Portfolio      by         Portfolio
Portfolio                         Fees        Fees    Expenses    Expenses   Adviser(2)   Expenses(2)
---------                         ----        ----    --------    --------   ----------   -----------
MagnaCap                   %      0.75         N/A      7.15        7.90        7.00          0.90
Research Enhanced Index    %      0.75         N/A      0.43        1.18        0.28          0.90
Growth Opportunities       %      0.75         N/A      1.44        2.19        1.29          0.90
MidCap Opportunities       %      0.75         N/A      5.01        5.76        4.86          0.90
Growth + Value             %      0.75         N/A      0.18        0.93        0.13          0.80
SmallCap Opportunities     %      0.75         N/A      0.23        0.98        0.08          0.90
International Value        %      1.00         N/A      0.44        1.44        0.44          1.00
High Yield Bond            %      0.75         N/A      0.38        1.13        0.33          0.80

----------
(1) This table shows the estimated operating expenses for Class R shares of each Portfolio as a ratio of expenses to average daily net assets. These estimates are based on each Portfolio's actual operating expenses for its most recently completed fiscal year and fee waivers to which the Adviser has agreed for each Portfolio.
(2) ING Pilgrim Investments, LLC has entered into written expense limitation agreements with each Portfolio under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible reimbursement to ING Pilgrim Investments, LLC within three years. The expense limit for each Portfolio is shown as "Total Net Portfolio Expenses." For each Portfolio, the expense limits will continue through at least December 31, 2001.


Examples


The examples that follow are intended to help you compare the cost of investing in the Portfolios with the cost of investing in other mutual funds. The examples do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy. Each example assumes that you invested $10,000, reinvested all your dividends, the Portfolio earned an average annual return of 5%, and annual operating expenses remained at the current level. Keep in mind that this is only an estimate -- actual expenses and performance may vary.

Portfolio                           1 year     3 years     5 years     10 years
---------                           ------     -------     -------     --------
MagnaCap                     $        92        1,689       3,195        6,595
Research Enhanced Index      $        92          347         622        1,407
Growth Opportunities         $        92          561       1,056        2,422
MidCap Opportunities         $        92        1,282       2,454        5,307
Growth + Value               $        82          283         502        1,131
SmallCap Opportunities       $        92          304         534        1,194
International Value          $       102          412         745        1,686
High Yield Bond              $        82          326         590        1,345


18   What You Pay to Invest

                                                                      MANAGEMENT
ADVISER                                                        OF THE PORTFOLIOS
--------------------------------------------------------------------------------


ING Pilgrim Investments, LLC ("ING Pilgrim") serves as the investment adviser to each of the Portfolios. ING Pilgrim has overall responsibility for the management of the Portfolios. ING Pilgrim provides or oversees all investment advisory and portfolio management services for each Portfolio, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.

Organized in December 1994, ING Pilgrim is registered as an investment adviser. ING Pilgrim is an indirect, wholly-owned subsidiary of ING Groep N.V. (NYSE:
ING) ("ING Group"). ING Group is a global financial institution active in the field of insurance, banking, and asset management in more than 65 countries with almost 100,000 employes.

As of March 31, 2001, ING Pilgrim managed over $17.8 billion in assets.

ING Pilgrim's principal address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

ING Pilgrim receives a monthly fee for its services based on the average daily net assets of each of the Portfolios.

The table below shows the aggregate annual advisory fee paid by each Portfolio for the most recent fiscal year as a percentage of that Portfolio's average daily net assets.

               Portfolio                          Advisory Fee
               ---------                          ------------
Pilgrim VP MagnaCap Portfolio                         0.75%
Pilgrim VP Research Enhanced Index Portfolio          0.75
Pilgrim VP Growth Opportunities Portfolio             0.75
Pilgrim VP MidCap Opportunities Portfolio             0.75
Pilgrim VP Growth + Value Portfolio                   0.75
Pilgrim VP SmallCap Opportunities Portfolio           0.75
Pilgrim VP International Value Portfolio              1.00
Pilgrim VP High Yield Bond Portfolio                  0.75

ING Pilgrim Directly Manages the Following Portfolios:

Growth Opportunities Portfolio and MidCap Opportunities Portfolio

The following individuals share responsibility for the day-to-day management of the Growth Opportunities Portfolio and MidCap Opportunities Portfolio:

Mary Lisanti and Jeffrey Bernstein have co-managed the Growth Opportunities Portfolio and MidCap Opportunities Portfolio since the Portfolios were formed in April 2000.

Mary Lisanti is an Executive Vice President and Chief Investment Officer --Domestic Equities of ING Pilgrim. Prior to joining ING Pilgrim in October 1999, Ms. Lisanti was Executive Vice President and Chief Investment Officer--Domestic Equities with Northstar Investment Management Corp., which subsequently merged into ING Pilgrim. From 1996 to 1998, Ms. Lisanti was a Portfolio Manager at Strong Capital Management. From 1993 to 1996, Ms. Lisanti was a Managing Director and Head of Small-and Mid-Capitalization Equity Strategies at Bankers Trust Corp.

Jeffrey Bernstein is a Senior Vice President of ING Pilgrim. Prior to joining ING Pilgrim in October 1999, Mr. Bernstein was a portfolio manager at Northstar Investment Management Corp., which subsequently merged into ING Pilgrim. Prior to May 1998, Mr. Bernstein was a Portfolio Manager at Strong Capital
Management. From 1995 to 1997, Mr. Bernstein was a Portfolio Manager at Berkeley Capital.


SmallCap Opportunities Portfolio


Mary Lisanti, whose background is described above, has served as a manager of the SmallCap Opportunities Portfolio since November 1998.

High Yield Bond Portfolio

The following individuals share responsibility for the day-to-day management of the High Yield Bond Portfolio:

Edwin Schriver is a Senior Vice President of ING Pilgrim. Prior to joining ING Pilgrim, Mr. Schriver was a Senior High Yield Analyst for Dreyfus Corporation since 1998. From 1996 to 1997, Mr. Schriver was the President of Cresent City Research, an investment research and software firm. Prior to 1996, Mr. Schriver was President of an SEC registered investment adviser and held various senior portfolio management positions.


Andy Mitchell is a Vice President of ING Pilgrim. Prior to joining ING Pilgrim in July 2000, Mr. Mitchell was a Senior Credit Analyst with Katonah Capital since March 2000. From March 1998 to March 2000, Mr. Mitchell was a Vice President and Senior High Yield Analyst at Merrill Lynch Asset Management. From March 1994 to March 1998, Mr. Mitchell was Assistant Vice President and Senior High Yield Analyst at Schroder Capital Management.


Russ Stiver is a Vice President of ING Pilgrim. Prior to joining ING Pilgrim in May 2000, Mr. Stiver was Portfolio Manager (1996-2000) and Acting Vice President at Manulife Financial (1999-2000). From 1994 to 1996, Mr. Stiver analyzed investment grade, high yield and emerging market sovereign debt securities for Toronto-Dominion Bank.


                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                              Management of the Portfolios    19

MANAGEMENT
OF THE PORTFOLIOS                                                   SUB-ADVISERS
--------------------------------------------------------------------------------


MagnaCap Portfolio

G. David Underwood, Senior Vice President and Senior Portfolio Manager for ING Pilgrim, has served as Portfolio Manager of Pilgrim VP MagnaCap Portfolio since January 2001. Prior to joining ING Pilgrim in December 1996, Mr. Underwood served as Director of Funds Management for First Interstate Capital Management. Mr. Underwood's prior experience includes a 10 year association with Integra Trust Company of Pittsburgh where he served as Director of Research and Senior Portfolio Manager.

SUB-ADVISERS

For the following Portfolios, ING Pilgrim has engaged a Sub-Adviser to provide the day-to-day management of the Portfolio. The Sub-Advisers have, at least in part, been selected on the basis of their successful application of a consistent, well-defined, long-term investment approach over a period of several market cycles.

International Value Portfolio
Brandes Investment Partners, L.P.

A registered investment adviser, Brandes Investment Partners, L.P. ("Brandes") serves as Sub-Adviser to the Pilgrim VP International Value Portfolio. The company was formed in May 1996 as the successor to its general partner, Brandes Investment Partners, Inc., which has been providing investment advisory services (through various predecessor entities) since 1974. Brandes currently manages over $33 billion in international portfolios. Brandes' principal address is 12750 High Bluff Drive, San Diego, California 92130.

Charles Brandes has co-managed the Pilgrim VP International Value Portfolio since the portfolio was formed in August 1997. Mr. Brandes has over 31 years of investment management experience. He founded the general partner of Brandes in 1974 and owns a controlling interest in it. At Brandes, he serves as a Managing Partner. He is a Chartered Financial Analyst and a Member of the Association for Investment Management and Research.

Jeff Busby has co-managed Pilgrim VP International Value Portfolio since the Portfolio was formed in August 1997. Mr. Busby has over 13 years of investment management experience. At Brandes, he serves as a Managing Partner. He is also responsible for overseeing all trading activities for the firm. He is a Chartered Financial Analyst, and a Member of the Association for Investment Management and Research and the Financial Analysts Society.

Research Enhanced Index Portfolio
J.P. Morgan Investment Management Inc.

A registered investment adviser, J.P. Morgan Investment Management Inc. ("J.P. Morgan") serves as Sub-Adviser to the Pilgrim VP Research Enhanced Index Portfolio. The firm was formed in 1984. The firm evolved from the Trust and Investment Division of Morgan Guaranty Trust Company which acquired its first tax-exempt client in 1913 and its first pension account in 1940. J.P. Morgan currently manages approximately $350 billion for institutions and pension funds. The company is a wholly owned subsidiary of J.P. Morgan & Co. J.P. Morgan's principal address is 522 Fifth Avenue, New York, New York 10036.

Nanette Buziak, Timothy Devlin and Bernard Kroll share the responsibility for the day-to-day management of the Pilgrim VP Research Enhanced Index Portfolio.

Ms. Buziak has co-managed the Pilgrim VP Research Enhanced Index Portfolio since April 1999. At J.P. Morgan, she serves as a Portfolio Manager and Member of the Structured Equity Group.


20   Management of the Portfolios

                                                                      MANAGEMENT
SUB-ADVISERS                                                   OF THE PORTFOLIOS
--------------------------------------------------------------------------------


Ms. Buziak has over eight years of investment management experience. Before joining J.P. Morgan in 1997, Ms. Buziak was an index arbitrage trader and convertible bond portfolio manager at First Marathon America, Inc.

Mr. Devlin has co-managed the Pilgrim VP Research Enhanced Index Portfolio since April 1999. At J.P. Morgan, he serves as a Portfolio Manager and Member of the Structured Equity Group.

Mr. Devlin has over 12 years of investment management experience. Before joining J.P. Morgan in 1996, Mr. Devlin was a Portfolio Manager for nine years at Mitchell Hutchins Asset Management, Inc. where he managed quantitatively-driven portfolios for institutional and retail investors.

Mr. Kroll has co-managed the Pilgrim VP Research Enhanced Index Portfolio since March 2000. At J.P. Morgan, he serves as a Portfolio Manager and Member of the Structured Equity Group. Mr. Kroll has over 20 years of investment management experience. Before joining J.P. Morgan in 1996, Mr. Kroll was an equity derivatives specialist at Goldman Sachs & Co. Earlier, he managed his own software development firm and options broker-dealer, and managed several derivatives businesses at Kidder, Peabody & Co.

Growth + Value Portfolio
Navellier Fund Management, Inc.

A registered investment adviser, Navellier Fund Management, Inc. ("Navellier") serves as Sub-Adviser to the Pilgrim VP Growth + Value Portfolio. Navellier and its affiliate, Navellier & Associates, Inc., manage over $4 billion for institutions, pension funds and high net worth individuals. Navellier's principal address is 1 East Liberty, Third Floor, Reno, Nevada 89501.


Louis Navellier has managed the Pilgrim VP Growth + Value Portfolio since February 1996. Mr. Navellier has over 19 years of investment management experience and is the principal owner of Navellier & Associates, Inc., a registered investment adviser that manages investments for institutions, pension funds and high net worth individuals. Mr. Navellier's newsletter, MPT Review, has been published for over 19 years and is widely renowned throughout the investment community.

                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                              Management of the Portfolios    21

INFORMATION FOR INVESTORS
--------------------------------------------------------------------------------

About Your Investment


The Portfolios are available only to serve as investment options under variable annuity contracts or variable life insurance policies issued by insurance companies that are part of the ING Group of companies. Shares of the Portfolios may be sold in the future to insurance companies that are not affiliated with ING Group.

ING Pilgrim Securities, the Distributor for the Trust, also offers directly to the public other Pilgrim funds that have similar names, investment objectives and strategies as those of the Portfolios offered by this prospectus. You should be aware that the Portfolios are likely to differ from these other Pilgrim funds in size and cash flow pattern. Accordingly, the holdings and risk/return characteristics of these Portfolios can be expected to vary from those of the other funds.

You do not buy, sell or exchange shares of the Portfolios. You choose investment options through your annuity contract or life insurance policy.

The insurance company that issued your variable annuity contract or life insurance policy is responsible for investing in the Portfolios according to the investment options you've chosen You should consult the accompanying variable contract prospectus for additional information about how this works.

The Trust currently does not foresee any disadvantages to investors if the Trust serves as an investment medium for both variable annuity contracts and variable life insurance policies. However, it is possible that the interests of owners of variable annuity contracts and variable life insurance policies for which the Trust serves as an investment medium might at some time be in conflict because of differences in tax treatment or other considerations. The Board of Trustees intends to monitor events to identify any material conflicts between variable annuity contract owners and variable life insurance policy owners, and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Trust might be required to redeem the investment of one or more of its separate accounts from the Trust, which might force the Trust to sell securities at disadvantageous prices.

The Trust may discontinue offering shares of any Portfolio at any time. If a Portfolio is discontinued, any allocation to that Portfolio will be allocated to another Portfolio that the Board of Trustees believes is suitable, as long as any required regulatory standards are met.

How Shares Are Priced

The price that investors pay when they buy and the price that investors receive when they sell or exchange shares is determined by the net asset value ("NAV") per share of the Portfolio. NAV per share for each Portfolio is calculated each business day as the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). The NAV per share for each Portfolio is calculated by taking the value of a Portfolio's assets, substracting that Portfolio's liabilities, and dividing by the number of shares that are outstanding. Please note that foreign securities may trade in their primary markets on weekends or other days when the Portfolios do not price their shares. Therefore, the value of a Portfolio's investments (if the Portfolio holds foreign securities) may change on days when you will not be able to reallocate between investment options.


In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations, and short-term debt securities, and for situations where market quotations are deemed unreliable. Short-term debt securities having a maturity of 60 days or less are valued at amortized cost, unless the amortized cost does not approximate market value. Securities prices may be obtained from automated pricing services. When market quotations are not readily available or are deemed unreliable, securities are valued at their fair value as determined in good faith under the supervision of the Board of Trustees. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations.


When a participating insurance company is buying shares, it will pay the NAV that is next calculated after its order is received in proper form. When a participating insurance company is selling shares, it will normally receive the NAV that is next calculated after its order is received in proper form.

Privacy Policy

You may review the Portfolios' policy concerning investor privacy over the internet at: www.pilgrimfunds.com, or you may obtain a copy of the policy by calling 1-800-992-0180 and selecting Option 1.


22   Information for Investors

                                                                       DIVIDENDS
                                                               DISTRIBUTIONS AND
                                                                           TAXES
--------------------------------------------------------------------------------

Portfolio Earnings and Your Taxes

Each Portfolio distributes virtually all of its net investment income and net capital gains to shareholders in the form of dividends. The Portfolios declare and pay dividends quarterly, with the exception of the High Yield Bond Portfolio, which declares dividends daily and pays dividends quarterly.


As a contract owner invested in a Portfolio, you are entitled to a share of the income and capital gains that the Portfolio distributes. The amount you receive is based on the number of shares you own.

How the Portfolios Pay Distributions

Each Portfolio intends to meet the requirements for being a tax-qualified regulated investment company, which means they generally do not pay federal income tax on the earnings they distribute to shareholders.

You should consult the variable account or variable contract prospectus, along with your tax advisor for information as to how investing in variable accounts affects your personal tax situation.

                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                         Dividends Distributions and Taxes    23

MORE INFORMATION
ABOUT RISKS
--------------------------------------------------------------------------------


All mutual funds involve risk -- some more than others -- and there is always the chance that you could lose money or not earn as much as you hope. A Portfolio's risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. The following pages discuss the risks associated with certain of the types of securities in which the Portfolios may invest and certain of the investment practices that the Portfolios may use. For more information about these and other types of securities and investment techniques that may be used by the Portfolios, see the SAI.


Many of the investment techniques and strategies discussed in this prospectus and in the SAI are discretionary, which means that the adviser or sub-adviser can decide whether to use them or not. The adviser or sub-adviser of a Portfolio may also use investment techniques or make investments in securities that are not a part of the Portfolio's principal investment strategy.

PRINCIPAL RISKS

Investments in Foreign Securities. There are certain risks in owning foreign securities, including those resulting from: fluctuations in currency exchange rates; devaluation of currencies; political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers; accounting, auditing and financial reporting standards or other regulatory practices and requirements that are not uniform when compared to those applicable to domestic companies; settlement and clearance procedures in some countries that may not be reliable and can result in delays in settlement; higher transaction and custody expenses than for domestic securities; and limitations on foreign ownership of equity securities. Also, securities of many foreign companies may be less liquid and the prices more volatile than those of domestic companies. With certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of the Portfolios, including the withholding of dividends.

Each Portfolio that invests in foreign securities may enter into foreign currency transactions either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts to have the necessary currencies to settle transactions, or to help protect Portfolio assets against adverse changes in foreign currency exchange rates, or to provide exposure to a foreign currency commensurate with the exposure to securities from that country. Such efforts could limit potential gains that might result from a relative increase in the value of such currencies, and might, in certain cases, result in losses to the Portfolio.


Emerging Markets Investments. Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging market countries. These risks include: high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries; political and social uncertainties; over-dependence on exports, especially with respect to primary commodities, making these economies vulnerable to changes in commodity prices; overburdened infrastructure and obsolete or unseasoned financial systems; environmental problems; less well-developed legal systems; and less reliable custodial services and settlement practices.


Inability to Sell Securities. Some securities usually trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small and mid-size U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in emerging markets. A Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to a Portfolio.

High Yield Securities. Investments in high yield securities generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically entail greater potential price volatility and principal and income risk. High yield securities are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The prices of high yield securities have been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic downturns or individual corporate developments. High yield securities structured as zero coupon or pay-in-kind securities tend to be more volatile. The secondary market in which high yield securities are traded is generally less liquid than the market for higher grade bonds. At times of less liquidity, it may be more difficult to value high yield securities.

Corporate Debt Securities. Corporate debt securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the credit-worthiness of the issuer and general market liquidity. When interest rates decline, the value of a Portfolio's debt securities can be expected to rise, and when interest rates rise, the value of those securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.


One measure of risk for fixed income securities is duration. Duration is one of the tools used by a portfolio manager in the selection of fixed income securities. Historically, the maturity of a bond was used as a proxy for the sensitivity of a bond's price to changes in interest rates, otherwise known as a bonds "interest rate risk" or "volatility". According to this measure, the longer the maturity of a bond, the more its price will change for a given


24   More Information About Risks

                                                                MORE INFORMATION
                                                                     ABOUT RISKS
--------------------------------------------------------------------------------

change in market interest rates. However, this method ignores the amount and timing of all cash flows from the bond prior to final maturity. Duration is a measure of average life of a bond on a present value basis, which was developed to incorporate a bond's yield, coupons, final maturity and call features into one measure. For point of reference, the duration of a noncallable 7% coupon bond with a remaining maturity of 5 years is approximately 4.5 years, and the duration of a noncallable 7% coupon bond with a remaining maturity of 10 years is approximately 8 years. Material changes in interest rates may impact the duration calculation.


U.S. Government Securities. Some U.S. Government agency securities may be subject to varying degrees of credit risk, particularly those not backed by the full faith and credit of the United States Government. All U.S. Government securities may be subject to price declines in the securities due to changing interest rates.


Convertible Securities. The price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying equity security, and as such is subject to risks relating to the activities of the issuer and general market and economic conditions. The income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer. Convertible securities are often lower rated securities. A Portfolio may be required to redeem or convert a convertible security before the holder would otherwise choose.

Other Investment Companies. Each Portfolio (except the MagnaCap Portfolio) may invest in other investment companies to the extent permitted by a Portfolio's investment policies. When a Portfolio invests in other investment companies, you indirectly pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio.

Restricted and Illiquid Securities. Each Portfolio may invest in restricted and illiquid securities (except MagnaCap Portfolio may not invest in restricted securities). If a security is illiquid, the Portfolio might be unable to sell the security at a time when the adviser might wish to sell, and the security could have the effect of decreasing the overall level of a Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Mortgage-Related Securities. Although mortgage loans underlying a mortgage-backed security may have maturities of up to 30 years, the actual average life of a mortgage-backed security typically will be substantially less because the mortgages will be subject to normal principal amortization, and may be prepaid prior to maturity. Like other fixed income securities, when interest rates rise, the value of a mortgage-backed security generally will decline; however, when interest rates are declining, the value of mortgage-backed securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of the purchase. Unanticipated rates of prepayment on underlying mortgages can be expected to increase the volatility of such securities. In addition, the value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers of mortgage-related securities owned by a Portfolio. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will be able to meet their obligations.

Interests in Loans. Certain Portfolios may invest in participation interests or assignments in secured variable or floating rate loans, which include participation interests in lease financings. Loans are subject to the credit risk of nonpayment of principal or interest. Substantial increases in interest rates may cause an increase in loan defaults. Although the loans will generally be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to a Portfolio's investment. Many loans are relatively illiquid, and may be difficult to value.


Derivatives. Generally, derivatives can be characterized as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. These may include swap agreements, options, forwards and futures. Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect. Many of the Portfolios do not invest in these types of derivatives, and some do, so please check the description of a Portfolio's policies. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the adviser or sub-adviser might imperfectly judge the market's direction. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market's movements and may have unexpected or undesired results, such as a loss or a reduction in gains.


Temporary Defensive Strategies. When the adviser or sub-adviser to a Portfolio anticipates unusual market or other conditions, the

                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                              More Information About Risks    25

MORE INFORMATION
ABOUT RISKS
--------------------------------------------------------------------------------

Portfolio may temporarily depart from its principal investment strategies as a defensive measure. To the extent that a Portfolio invests defensively, it likely will not achieve capital appreciation.


Portfolio Turnover. Each Portfolio (except the MagnaCap and Research Enhanced Index Portfolios) is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A high portfolio turnover rate involves greater expenses to a Portfolio, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse effect on the performance of the Portfolio.

Investments in Small- and Mid-Capitalization Companies. Certain Portfolios may invest in small- and mid-capitalization companies. Investments in mid- and small-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securites of smaller companies are often traded over-the-counter and may not be traded in volumes typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.


OTHER RISKS

Repurchase Agreements. Each Portfolio may enter into repurchase agreements, which involve the purchase by a Portfolio of a security that the seller has agreed to buy back. If the seller defaults and the collateral value declines, the Portfolio might incur a loss. If the seller declares bankruptcy, the Portfolio may not be able to sell the collateral at the desired time.


Lending Portfolio Securities. In order to generate additional income, each Portfolio may lend portfolio securities in an amount up to 331|M/3% of total Portfolio assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower default or fail financially.


Borrowing. Each Portfolio may borrow for certain types of temporary or emergency purposes subject to certain limits. Borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the net asset value of a Portfolio, and money borrowed will be subject to interest costs. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, a Portfolio might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

Reverse Repurchase Agreements and Dollar Rolls. A reverse repurchase agreement or dollar roll involves the sale of a security, with an agreement to repurchase the same or substantially similar securities at an agreed upon price and date. Whether such a transaction produces a gain for a Portfolio depends upon the costs of the agreements and the income and gains of the securities purchased with the proceeds received from the sale of the security. If the income and gains on the securities purchased fail to exceed the costs, net asset value will decline faster than otherwise would be the case. Reverse repurchase agreements and dollar rolls, as leveraging techniques, may increase a Portfolio's yield; however, such transactions also increase a Portfolio's risk to capital and may result in a shareholder's loss of principal.


Short Sales. Each Portfolio (except the MagnaCap Portfolio) may make short sales. A "short sale" is the sale by a Portfolio of a security which has been borrowed from a third party on the expectation that the market price will drop. If the price of the security rises, the Portfolio may have to cover its short position at a higher price than the short sale price, resulting in a loss.

Pairing Off Transactions. A pairing-off transaction occurs when a Portfolio commits to purchase a security at a future date, and then the Portfolio "pairs-off" the purchase with a sale of the same security prior to or on the original settlement date. Whether a pairing-off transaction on a debt security produces a gain depends on the movement of interest rates. If interest rates increase, then the money received upon the sale of the same security will be less than the anticipated amount needed at the time the commitment to purchase the security at the future date was entered and the Portfolio will experience a loss.

Percentage and Rating Limitations. Unless otherwise stated, the percentage limitations in this prospectus apply at the time of investment.


26   More Information About Risks

FINANCIAL
HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables on the following pages are intended to help you understand each Portfolio's financial performance for the past five years or, if shorter, the period of the Portfolio's operations. Certain information reflects financial results for a single share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions) but do not include charges and expenses attributable to any insurance product. A report of each Portfolio's independent auditor, along with the Portfolio's financial statements, is included in the Portfolio's annual report, which is available upon request.

                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                                       FINANCIAL
PILGRIM VP MAGNACAP PORTFOLIO                                         HIGHLIGHTS
--------------------------------------------------------------------------------


The information in the table below has been audited by KPMG LLP, independent auditors, whose report thereon, along with the Portfolio's financial statements, is included in the annual report, which is available upon request.

                                                            Class R
                                                          Period Ended
                                                          December 31,
                                                            2000(1)
                                                            -------
Per Share Operating Performance:
 Net asset value, beginning of the period      $             10.00
 Net investment income                         $              0.05
 Net realized and unrealized gain
 on investments                                $              0.11
 Total from investment operations              $              0.16
 Dividends from net investment income          $             (0.05)
 Dividends from net realized gains on
 investments sold                              $                --
 Total distributions                           $             (0.05)
 Net asset value, end of the period            $             10.11
 Total return(2)                               %              1.61

Ratios and supplemental data:
 Net assets, end of the period (000s)          $             1,118
 Ratio of expenses to average net assets
 after reimbursement(3)                        %              0.90
 Ratio of expenses to average net assets
 prior to expense reimbursement(3)             %              7.90
 Ratio of net investment income to
 average net assets(3)                         %              1.45
 Portfolio turnover                            %                28

----------
(1)  The Portfolio commenced operations on May 8, 2000.
(2) Assumes dividends have been reinvested and does not include deductions at the separate account or contract level for fees and charges that may be incurred by a variable annuity contract or variable life insurance policy.
(3)  Annualized for periods less than one year.


28   Pilgrim VP MagnaCap Portfolio

FINANCIAL
HIGHLIGHTS                          PILGRIM VP RESEARCH ENHANCED INDEX PORTFOLIO
--------------------------------------------------------------------------------


The information in the table below for the year ended December 31, 2000, has been audited by KPMG LLP, independent auditors, whose report thereon, along with the Portfolio's financial statements, is included in the annual report, which is available upon request. For all years ending prior to January 1, 2000, the financial information was audited by other auditors.

                                                                                  Class R
                                                                           Year Ended December 31,
                                                          --------------------------------------------------------
                                                          2000        1999(2)       1998         1997         1996
                                                          ----        -------       ----         ----         ----
Per Share Operating Performance:
 Net asset value, beginning of the period     $           4.99         4.83         5.14         5.25         5.14
 Net investment income                        $           0.02         0.11         0.36         0.40         0.41
 Net realized and unrealized gain (loss)
 on investments                               $          (0.60)        0.16        (0.31)       (0.08)        0.21
 Total from investment operations             $          (0.58)        0.27         0.05         0.32         0.62
 Dividends from net investment income         $          (0.02)       (0.11)       (0.36)       (0.40)       (0.41)
 Dividends from net realized gains on
 investments sold                             $             --           --           --        (0.03)       (0.10)
 Total distributions                          $          (0.02)       (0.11)       (0.36)       (0.43)       (0.51)
 Net asset value, end of the period           $           4.39         4.99         4.83         5.14         5.25
 Total return(1)                              %         (11.63)        5.79         1.02         6.15        12.53

Ratios and supplemental data:
 Net assets, end of the period (000s)         $         24,322       29,739       14,437       10,548        6,277
 Ratio of expenses to average net assets
 after reimbursement(3)                       %           0.90         0.89         0.80         0.80         0.80
 Ratio of expenses to average net assets
 prior to expense reimbursement               %           1.18         1.26         1.29         1.36         1.68
 Ratio of net investment income to
 average net assets                           %           0.42         1.89         7.53         8.31         8.38
 Portfolio turnover                           %             49          123           93          162          121

----------
(1) Assumes dividends have been reinvested and does not include deductions at the separate account or contract level for fees and charges that may be incurred by a variable annuity contract or variable life insurance policy.
(2) Portfolio commenced operations as Multi-Sector Bond Fund. Effective April 30, 1999 the Portfolio changed its name to Research Enhanced Index Portfolio and changed its investment objective as explained above at page 5, note 1.
(3)  As of April 30, 1999, the expense limit increased from 0.80% to 0.90%.


                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                              Pilgrim VP Research Enhanced Index Portfolio    29

                                                                       FINANCIAL
PILGRIM VP GROWTH OPPORTUNTIES PORTFOLIO                              HIGHLIGHTS
--------------------------------------------------------------------------------


The information in the table below has been audited by KPMG LLP, independent auditors, whose report thereon, along with the Portfolio's financial statements, is included in the annual report, which is available upon request.

                                                           Class R
                                                         Period Ended
                                                         December 31,
                                                           2000(1)
                                                           -------
Per Share Operating Performance:
 Net asset value, beginning of the period      $            10.00
 Net investment income                         $             0.02
 Net realized and unrealized loss
 on investments                                $            (1.08)
 Total from investment operations              $            (1.06)
 Dividends from net investment income          $            (0.02)
 Dividends from net realized gains on
 investments sold                              $               --
 Total distributions                           $            (0.02)
 Net asset value, end of the period            $             8.92
 Total return(2)                               %           (10.62)

Ratios and supplemental data:
 Net assets, end of the period (000s)          $            6,137
 Ratio of expenses to average net assets
 after reimbursement(3)                        %             0.90
 Ratio of expenses to average net assets
 prior to expense reimbursement(3)             %             2.19
 Ratio of net investment income to
 average net assets(3)                         %             0.52
 Portfolio turnover                            %              157

----------
(1)  The Portfolio commenced operations on May 3, 2000.
(2) Assumes dividends have been reinvested and does not include deductions at the separate account or contract level for fees and charges that may be incurred by a variable annuity contract or variable life insurance policy.
(3)  Annualized for periods less than one year.


30   Pilgrim VP Growth Opportunties Portfolio

FINANCIAL
HIGHLIGHTS                             PILGRIM VP MIDCAP OPPORTUNITIES PORTFOLIO
--------------------------------------------------------------------------------


The information in the table below has been audited by KPMG LLP, independent auditors, whose report thereon, along with the Portfolio's financial statements, is included in the annual report, which is available upon request.

                                                           Class R
                                                         Period Ended
                                                         December 31,
                                                           2000(1)
                                                           -------
Per Share Operating Performance:
 Net asset value, beginning of the period      $            10.00
 Net investment income                         $             0.01
 Net realized and unrealized loss
 on investments                                $            (0.95)
 Total from investment operations              $            (0.94)
 Dividends from net investment income          $            (0.01)
 Dividends from net realized gains on
 investments sold                              $               --
 Total distributions                           $            (0.01)
 Net asset value, end of the period            $             9.05
 Total return(2)                               %            (9.38)

Ratios and supplemental data:
 Net assets, end of the period (000s)          $            1,995
 Ratio of expenses to average net assets
 after reimbursement(3)                        %             0.90
 Ratio of expenses to average net assets
 prior to expense reimbursement(3)             %             5.76
 Ratio of net investment income to
 average net assets(3)                         %             0.40
 Portfolio turnover                            %              103

----------
(1)  The Fund commenced operations on May 5, 2000.
(2) Assumes dividends have been reinvested and does not include deductions at the separate account or contract level for fees and charges that may be incurred by a variable annuity contract or variable life insurance policy.
(3)  Annualized for periods less than one year.


                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                  Pilgrim VP MidCap Opportunities Portfolio   31

                                                                       FINANCIAL
                                                                      HIGHLIGHTS
PILGRIM VP GROWTH + VALUE PORTFOLIO
--------------------------------------------------------------------------------


The information in the table below for the year ended December 31, 2000, has been audited by KPMG LLP, independent auditors, whose report theron, along with the Portfolio's financial statements, is included in the annual report, which is available upon request. For all years ending prior to January 1, 2000, the financial information was audited by other auditors.

                                                                                  Class R
                                                                          Year Ended December 31,
                                                          --------------------------------------------------------
                                                          2000         1999         1998         1997         1996
                                                          ----         ----         ----         ----         ----
Per Share Operating Performance:
 Net asset value, beginning of the period     $           30.04        18.76        15.85        14.08        11.56
 Net investment income (loss)                 $           (0.11)       (0.08)       (0.03)        0.09         0.08
 Net realized and unrealized gain (loss)
 on investments                               $           (2.29)       17.74         3.09         1.95         2.57
 Total from investment operations             $           (2.40)       17.66         3.06         2.04         2.65
 Dividends from net investment income         $              --           --        (0.01)       (0.10)       (0.09)
 Dividends from net realized gains on
 investments sold                             $           (4.74)       (6.38)       (0.14)       (0.17)       (0.04)
 Total distributions                          $           (4.74)       (6.38)       (0.15)       (0.27)       (0.13)
 Net asset value, end of the period           $           22.90        30.04        18.76        15.85        14.08
 Total return(1)                              %           (9.78)       94.98        19.32        14.66        22.99

Ratios and supplemental data:
 Net assets, end of the period (000s)         $         132,450       89,911       41,593       32,156       15,564
 Ratio of expenses to average net assets
 after reimbursement                          %            0.80         0.80         0.80         0.80         0.80
 Ratio of expenses to average net assets
 prior to expense reimbursement               %            0.93         0.97         1.02         1.09         1.70
 Ratio of net investment income (loss) to
 average net assets                           %           (0.46)       (0.44)       (0.17)        0.70         0.65
 Portfolio turnover                           %             151          179          216          178          161

----------
(1) Assumes dividends have been reinvested and does not include deductions at the separate account or contract level for fees and charges that may be incurred by a variable annuity contract or variable life insurance policy.

32   Pilgrim VP Growth + Value Portfolio

FINANCIAL
HIGHLIGHTS                           PILGRIM VP SMALLCAP OPPORTUNITIES PORTFOLIO
--------------------------------------------------------------------------------


The information in the table below for the year ended December 31, 2000, has been audited by KPMG LLP, independent auditors, whose report theron, along with the Portfolio's financial statements, is included in the annual report, which is available upon request. For all years ending prior to January 1, 2000, the financial information was audited by other auditors.

                                                                                  Class R
                                                                           Year Ended December 31,
                                                          --------------------------------------------------------
                                                          2000          1999        1998         1997         1996
                                                          ----          ----        ----         ----         ----
Per Share Operating Performance:
 Net asset value, beginning of the period     $           29.24        14.12        13.00        11.72        11.39
 Net investment income (loss)                 $           (0.01)       (0.09)        0.39         0.44         0.40
 Net realized and unrealized gain on
 investments                                  $            0.49        19.83         1.76         1.36         1.15
 Total from investment operations             $            0.48        19.74         2.15         1.80         1.55
 Dividends from net investment income         $              --           --        (0.39)       (0.44)       (0.41)
 Dividends from net realized gains on
 investments sold                             $           (2.99)       (4.62)       (0.64)       (0.08)       (0.81)
 Total distributions                          $           (2.99)       (4.62)       (1.03)       (0.52)       (1.22)
 Net asset value, end of the period           $           26.73        29.24        14.12        13.00        11.72
 Total return(1)                              %            1.09       141.03        17.30        15.81        13.80

Ratios and supplemental data:
 Net assets, end of the period (000s)         $         131,514       71,532       24,053       21,531       12,579
 Ratio of expenses to average net assets
 after reimbursement(2)                       %            0.90         0.90         0.82         0.80         0.80
 Ratio of expenses to average net assets
 prior to expense reimbursement               %            0.98         1.09         1.14         1.11         1.40
 Ratio of net investment income (loss) to
 average net assets                           %           (0.06)       (0.64)        3.00         3.72         3.67
 Portfolio turnover                           %             148          236          161           55          129

----------
(1) Assumes dividends have been reinvested and does not include deductions at the separate account or contract level for fees and charges that may be incurred by a variable annuity contract or variable life insurance policy.
(2)  As of November 9, 1998, the expense limit increased from 0.80% to 0.90%.


                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                Pilgrim VP SmallCap Opportunities Portfolio   33

                                                                       FINANCIAL
PILGRIM VP INTERNATIONAL VALUE PORTFOLIO                              HIGHLIGHTS
--------------------------------------------------------------------------------


The information in the table below for the year ended December 31, 2000, has been audited by KPMG LLP, independent auditors, whose report theron, along with the Portfolio's financial statements, is included in the annual report, which is available upon request. For all years ending prior to January 1, 2000, the financial information was audited by other auditors.

                                                                               Class R
                                                                       Period Ended December 31,
                                                            ---------------------------------------------
                                                            2000         1999         1998        1997(1)
                                                            ----         ----         ----        -------
Per Share Operating Performance:
 Net asset value, beginning of the period      $            14.77        11.08        10.10        10.00
 Net investment income                         $             0.24         0.22         0.21         0.03
 Net realized and unrealized gain on
 investments                                   $             0.12         5.23         1.49         0.10
 Total from investment operations              $             0.36         5.45         1.70         0.13
 Dividends from net investment income          $            (0.27)       (0.24)       (0.22)       (0.03)
 Dividends from net realized gains on
 investments sold                              $            (2.67)       (1.52)       (0.50)          --
 Total distributions                           $            (2.94)       (1.76)       (0.72)       (0.03)
 Net asset value, end of the period            $            12.19        14.77        11.08        10.10
 Total return(2)                               %             3.18        50.18        16.93         1.30

Ratios and supplemental data:
 Net assets, end of the period (000s)          $           26,815       24,051       13,764        5,937
 Ratio of expenses to average net assets
 after reimbursement(3)(4)                     %             1.00         1.00         0.84         0.80
 Ratio of expenses to average net assets
 prior to expense reimbursement(4)             %             1.44         1.52         1.68         2.61
 Ratio of net investment income to
 average net assets(4)                         %             1.83         1.69         1.90         0.97
 Portfolio turnover                            %               69           84           30            5

----------
(1)  The Fund commenced operation on August 8, 1997.
(2) Assumes dividends have been reinvested and does not include deductions at the separate account or contract level for fees and charges that may be incurred by a variable annuity contract or variable life insurance policy.
(3)  As of November 9, 1998, the expenses limit increased from 0.80% to 1.00%
(4)  Annualized for periods less than one year.


34   Pilgrim VP International Value Portfolio

FINANCIAL
HIGHLIGHTS                                  PILGRIM VP HIGH YIELD BOND PORTFOLIO
--------------------------------------------------------------------------------


The information in the table below for the year ended December 31, 2000, has been audited by KPMG LLP, independent auditors, whose report theron, along with the Portfolio's financial statements, is included in the annual report, which is available upon request. For all years ending prior to January 1, 2000, the financial information was audited by other auditors.

                                                                                    Class R
                                                                             Year Ended December 31,
                                                           ---------------------------------------------------------
                                                           2000         1999         1998         1997          1996
                                                           ----         ----         ----         ----          ----
Per Share Operating Performance:
 Net asset value, beginning of the period     $             4.30         4.87         5.30         5.27         5.04
 Net investment income                        $             0.40         0.44         0.42         0.40         0.45
 Net realized and unrealized gain (loss)
 on investments                               $            (0.85)       (0.57)       (0.42)        0.07         0.32
 Total from investment operations             $            (0.45)       (0.13)          --         0.47         0.77
 Dividends from net investment income         $            (0.40)       (0.44)       (0.42)       (0.40)       (0.45)
 Dividends from net realized gains on
 investments sold                             $               --           --        (0.01)       (0.04)       (0.09)
 Total distributions                          $            (0.40)       (0.44)       (0.43)       (0.44)       (0.54)
 Net asset value, end of the period           $             3.45         4.30         4.87         5.30         5.27
 Total return(1)                              %           (11.17)       (2.98)       (0.12)        9.00        15.75
Ratios and supplemental data:
 Net assets, end of the period (000s)         $           10,642       16,442       21,320       12,606        6,619
 Ratio of expenses to average net assets
 after reimbursement                          %             0.80         0.80         0.80         0.79         0.80
 Ratio of expenses to average net assets
 prior to expense reimbursement               %             1.13         1.11         1.23         1.35         1.73
 Ratio of net investment income to
 average net assets                           %             9.53         9.19         8.92         8.44         8.72
 Portfolio turnover                           %              140           85          135          152          159

----------
(1) Assumes dividends have been reinvested and does not include deductions at the separate account or contract level for fees and charges that may be incurred by a variable annuity contract or variable life insurance policy.


                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                       Pilgrim VP High Yield Bond Portfolio   35

WHERE TO GO FOR MORE INFORMATION

You'll find more information about the Pilgrim Variable Products Trust's Portfolios in our:

ANNUAL/SEMI-ANNUAL REPORTS

Includes a discussion of recent market conditions and investment strategies that significantly affected performance, the Financial Statements and the Auditors' Reports (in Annual Report only).

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Pilgrim Variable Products Trust's Portfolios. The SAI is legally part of this prospectus (it is incorporated by reference). A copy has been filed with the U.S. Securities and Exchange Commission (SEC). Please write or call for a free copy of the current Annual/Semi-Annual Reports, the SAI or other portfolio information, or to make investment related inquiries:

Pilgrim Variable Products Trust
7337 East Doubletree Ranch Road
Scottsdale, AZ 85258-2034

1-800-992-0180

Or visit our website at www.pilgrimfunds.com

This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC's Public Reference Room in Washington, D.C. or call 202-942-8090. Otherwise, you may obtain the information for a fee by contacting the SEC at:

U.S. Securities and Exchange Commission
Public Reference Section
450 Fifth Street, NW
Washington, D.C. 20549-0102

or at the e-mail address: publicinfo@sec.gov

Or obtain the information at no cost by visiting the SEC's Internet website at http://www.sec.gov

When contacting the SEC, you will want to refer to the Pilgrim Variable Products Trust's SEC file number, which is 811-08220

VPRPROS050101-050101

                         PILGRIM VARIABLE PRODUCTS TRUST

                       STATEMENT OF ADDITIONAL INFORMATION
                                   MAY 1, 2001

                         7337 East Doubletree Ranch Road
                              Scottsdale, AZ 85258
                                 (800) 992-0180

     Pilgrim Variable Products Trust (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on the 17th day of December 1993. The Trust changed its name on April 30, 2000, from the "Northstar Galaxy Trust" to the "Pilgrim Variable Products Trust." The Trust consists of sixteen separate series (each, a "Portfolio", collectively, the "Portfolios"), each of which represents shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. Each Portfolio is managed separately by ING Pilgrim Investments, LLC ("ING Pilgrim Investments" or the "Adviser"). The Portfolios include Pilgrim VP MagnaCap Portfolio ("MagnaCap Portfolio"); Pilgrim VP Research Enhanced Index Portfolio ("Research Enhanced Index Portfolio"); Pilgrim VP Growth Opportunities Portfolio ("Growth Opportunities Portfolio"); Pilgrim VP MidCap Opportunities Portfolio ("MidCap Opportunities Portfolio"); Pilgrim VP Growth + Value
Portfolio ("Growth + Value Portfolio"); Pilgrim VP SmallCap Opportunities Portfolio ("SmallCap Opportunities Portfolio"); Pilgrim VP International Value Portfolio ("International Value Portfolio"), Pilgrim VP High Yield Bond Portfolio ("High Yield Bond Portfolio"); Pilgrim VP Worldwide Growth Portfolio ("Worldwide Growth Portfolio"); Pilgrim VP International SmallCap Growth Portfolio ("International SmallCap Growth Portfolio"); Pilgrim VP International Portfolio ("International Portfolio"); Pilgrim VP Emerging Countries Portfolio ("Emerging Countries Portfolio"); Pilgrim VP Growth and Income Portfolio ("Growth and Income Portfolio"); Pilgrim VP LargeCap Growth Portfolio ("LargeCap Growth Portfolio"); Pilgrim VP Financial Services Portfolio ("Financial Services Portfolio"); and Pilgrim VP Convertible Portfolio ("Convertible Portfolio"). ING Pilgrim Investments has engaged Navellier Fund Management, Inc. ("Navellier" ) to serve as Sub-Adviser to the Growth + Value Portfolio, subject to the supervision of ING Pilgrim Investments. ING Pilgrim Investments has engaged Brandes Investment Partners, L.P. ("Brandes") to serve as Sub-Adviser to the International Value Portfolio, subject to the supervision of ING Pilgrim Investments. ING Pilgrim Investments has engaged J.P. Morgan Investment Management Inc. ("J.P. Morgan") to serve as Sub-Adviser to the Research Enhanced Index Portfolio, subject to the supervision of ING Pilgrim Investments. ING Pilgrim Investments has engaged Nicholas-Applegate Capital Management ("NACM") to serve as Sub-Adviser to the International SmallCap Growth Portfolio, subject to the supervision of ING Pilgrim Investments. Collectively, Navellier, Brandes, J.P. Morgan and NACM will be referred to as the "Sub-Advisers."

     Shares of the Trust are sold to insurance company separate accounts, so that the Trust may serve as an investment option under variable life insurance policies and variable annuity contracts issued by insurance companies ("Variable Contracts"). The Trust also may sell its shares to certain other investors, such as qualified pension and retirement plans, insurance companies, and any investment adviser to the Trust as well as to the general accounts of any insurance company whose separate account holds shares of the Trust. Shares of the Trust are currently offered to separate accounts ("Variable Accounts") of insurance companies that are subsidiaries of ING Groep N.V. For information on allocating premiums and cash values under the terms of the Variable Contracts, see the prospectus for your Variable Contract.

Information about the sixteen diversified investment portfolios comprising the series of the Trust is set forth herein and in the Prospectuses for the Portfolios. This Statement of Additional Information ("SAI") is not the Prospectus of the Portfolios but is incorporated therein by reference and should be read in conjunction with the Prospectuses dated May 1, 2001. Terms used in this SAI have the same meaning as in the Prospectuses, and some additional terms are defined particularly for this SAI. Copies of the Prospectuses may be obtained upon request and without charge by contacting the Trust at the address or phone number above.

                                TABLE OF CONTENTS

INVESTMENT RESTRICTIONS........................................................2
OTHER INVESTMENT TECHNIQUES...................................................10
RISK FACTORS AND SPECIAL CONSIDERATIONS.......................................29
PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATION...............................32
PORTFOLIO TURNOVER............................................................33
SERVICES OF THE ADVISER AND ADMINISTRATOR.....................................33
SERVICES OF THE SUB-ADVISERS..................................................37
NET ASSET VALUE...............................................................38
PURCHASES, REDEMPTIONS AND EXCHANGE TRANSACTIONS..............................38
DIVIDENDS AND DISTRIBUTIONS...................................................39
FEDERAL INCOME TAX STATUS.....................................................39
TRUSTEES AND OFFICERS.........................................................41
OTHER INFORMATION.............................................................51
PERFORMANCE INFORMATION.......................................................52

                             INVESTMENT RESTRICTIONS

     PILGRIM VP SMALLCAP OPPORTUNITIES, GROWTH + VALUE, RESEARCH ENHANCED INDEX AND HIGH YIELD BOND PORTFOLIOS. The following investment restrictions are fundamental policies and cannot be changed without the approval of the holders of a majority of the Portfolio's outstanding voting securities (defined in the Investment Company Act of 1940 (the "1940 Act")) as the lesser of (a) more than 50% of the outstanding shares or (b) 67% or more of the shares represented at a meeting at which more than 50% of the outstanding shares are represented). All other investment policies or practices are considered by the Portfolios to be non-fundamental and accordingly may be changed without shareholder approval. If a percentage restriction on investment or use of assets set forth below is adhered to at the time a transaction is effected, later changes in percentage resulting from changing market values will not be considered a deviation from this policy. The investment objective of each Portfolio is a fundamental policy. In addition, a Portfolio may not:

     1. Borrow money, issue senior securities, or pledge, mortgage or hypothecate its assets, except that it may (i) borrow from banks, but only if immediately after such borrowing there is asset coverage of 300% and (ii) enter into transactions in options, futures, and options on futures as described in the Portfolio's Prospectus and this SAI (the deposit of assets in escrow in connection with the writing of covered put and call options and the purchase of securities on a when-issued or delayed-delivery basis and collateral arrangements with respect to initial or variation margin deposits for futures contracts will not be deemed to be pledges of the Portfolio's assets);

     2. Underwrite the securities of others;

     3. Purchase or sell real property, including real estate limited partnerships (but each Portfolio may purchase marketable securities of companies which deal in real estate or interests therein, including real estate investment trusts;

     4. Deal in commodities or commodity contracts except in the manner described in the current Prospectus and this SAI;

     5. Make loans to other persons (but each Portfolio may, however, lend portfolio securities, up to 33% of net assets at the time the loan is made, to brokers or dealers or other financial institutions not affiliated with the Portfolio or the Adviser, subject to conditions established by the Adviser) (See "Risk Factors and Special Considerations: Securities Lending"), and may purchase or hold participations in loans in accordance with the investment objectives and policies of the Portfolio as described in the current Prospectus and this SAI;

     6. Participate in any joint trading accounts;

     7. Purchase on margin (except that for purposes of this restriction, the deposit or payment of initial or variation margin in connection with futures contracts will not be deemed to be purchases of securities on margin);

     8. Sell short, except that the Portfolio may enter into short sales against the box in the manner described in the current Prospectus and this Statement of Additional Information;

     9. Invest more than 25% of its assets in any one industry or related group of industries;

     10. With respect to 75% of a Portfolio's assets, purchase a security (other than U.S. government obligations) if, as a result, more than 5% of the value of total assets of the Portfolio would be invested in securities of a single issuer; or

     11. With respect to 75% of a Portfolio's assets, purchase a security if, as a result, more than 10% of any class of securities, or more than 10% of the outstanding voting securities of an issuer, would be held by the Portfolio.

     The following policies are non-fundamental and may be changed without shareholder approval. A Portfolio may not:

     1. Purchase securities of other investment companies, except in connection with a merger, consolidation or sale of assets, and except that the Portfolio may purchase shares of other investment companies subject to such restrictions as may be imposed by the 1940 Act and rules thereunder or by any state in which shares of the Portfolio are registered; and provided further that the Portfolios may invest all of their assets in the securities or beneficial interests of a singly pooled investment fund having substantially the same objectives, policies and limitations as the Portfolio;

     2. Make an investment for the purpose of exercising  control or management;
or

     3. Invest more than 15% of its net assets (determined at the time of investment) in illiquid securities, including securities subject to legal or contractual restrictions on resale (which may include private placements and those 144A securities for which the Trustees, pursuant to procedures adopted by the Portfolio, have determined there is no liquid secondary market), repurchase agreements maturing in more than seven days, options traded over the counter that a Portfolio has purchased, securities being used to cover options a Portfolio has written, securities for which market quotations are not readily-available, or other securities which legally or in the Adviser's or Trustees' opinion may be deemed illiquid.

     As a fundamental policy, the Portfolios may borrow money from banks to the extent permitted under the 1940 Act. As an operating (non-fundamental) policy, the Portfolios do not intend to borrow any amount in excess of 10% of their respective assets, and would do so only for temporary emergency or administrative purposes. In addition, to avoid the potential leveraging of assets, the Portfolios will not make additional investments when its borrowings are in excess of 5% of total assets. If a Portfolio should determine to expand its ability to borrow beyond the current operating policy, the Portfolio's Prospectus would be amended and shareholders would be notified.

     PILGRIM VP INTERNATIONAL VALUE PORTFOLIO. The following investment restrictions are fundamental policies and cannot be changed without the approval of the holders of a majority of the Portfolio's outstanding voting securities (defined in the 1940 Act as the lesser of (a) more than 50% of the outstanding shares or (b) 67% or more of the shares represented at a meeting at which more than 50% of the outstanding shares are represented). All other investment policies or practices are considered by the Portfolio to be non-fundamental and accordingly may be changed without shareholder approval. If a percentage restriction on investment or use of assets set forth below is adhered to at the time a transaction is effected, later changes in percentage resulting from changing market values will not be considered a deviation from this policy. The investment objective of the Portfolio is a fundamental policy. In addition, the Portfolio may not:

     1. Issue senior securities, except to the extent permitted under the 1940 Act, borrow money or pledge its assets, except that the Portfolio may borrow on an unsecured basis from banks for temporary or emergency purposes or for the clearance of transactions in amounts not exceeding 10% of its total assets (not including the amount borrowed), provided that it will not make investments while borrowings in excess of 5% of the value of its total assets are outstanding;

     2. Act as underwriter (except to the extent the Portfolio may be deemed to be an underwriter in connection with the sale of securities in its investment portfolio);

     3. Invest 25% or more of its total assets, calculated at the time of purchase and taken at market value, in any one industry (other than U.S. government securities), except that the Portfolio reserves the right to invest all of its assets in shares of another investment company;

     4. Purchase or sell real estate or interests in real estate or real estate limited partnerships (although the Portfolio may purchase and sell securities which are secured by real estate, securities of companies which invest or deal in real estate and securities issued by real estate investment trusts);

     5. Purchase or sell commodities or commodity futures contracts, except that the Portfolio may purchase and sell stock index futures contracts for hedging purposes to the extent permitted under applicable federal and state laws and regulations and except that the Portfolio may engage in foreign exchange forward contracts; or

     6. Make loans of cash (except for purchases of debt securities consistent with the investment policies of the Portfolio and except for repurchase agreements).

     The following policies are non-fundamental and may be changed without shareholder approval. The Portfolio may not:

     1. Make short sales of securities or maintain a short position, except for short sales against the box;

     2. Purchase securities on margin, except such short-term credits as may be necessary for the clearance of transactions;

     3. Write put or call options, except that the Portfolio may (i) write covered call options on individual securities and on stock indices; (ii) purchase put and call options on securities which are eligible for purchase by the Portfolio and on stock indices; and (iii) engage in closing transactions with respect to its options writing and purchases, in all cases subject to applicable federal and state laws and regulations;

     4. Purchase any security if as a result the Portfolio would then hold more than 10% of any class of voting securities of an issuer (taking all common stock issues as a single class, all preferred stock issues as a single class, and all debt issues as a single class), except that the Portfolio reserves the right to invest all of its assets in a class of voting securities of another investment company;

     5. Invest more than 10% of its assets in the securities of other investment companies or purchase more than 3% of any other investment company's voting securities or make any other investment in other investment companies except as permitted by federal and state law; or

     6. Invest more than 15% of its net assets in illiquid securities.

     PILGRIM VP MAGNACAP PORTFOLIO. The following investment restrictions are fundamental policies and cannot be changed without the approval of the holders of a majority of the Portfolio's outstanding voting securities (defined in the 1940 Act as the lesser of (a) more than 50% of the outstanding shares or (b) 67% or more of the shares represented at a meeting at which more than 50% of the outstanding shares are represented). All other investment policies or practices are considered by the Portfolio to be non-fundamental and accordingly may be changed without shareholder approval. If a percentage restriction on investment or use of assets set forth below is adhered to at the time a transaction is effected, later changes in percentage resulting from changing market values will not be considered a deviation from this policy. The investment objective of the Portfolio is a fundamental policy. In addition, the Portfolio may not:

     1. Engage in the underwriting of securities of other issuers.

     2. Engage in the purchase and sale of interests in real estate, commodities or commodity contracts (although this does not preclude marketable securities of companies engaged in these activities).

     3. Engage in the making of loans to other persons, except (a) through the purchase of a portion of an issue of publicly distributed bonds, debentures or other evidences of indebtedness customarily purchased by institutional investors or (b) by the loan of its portfolio securities in accordance with the policies described under "Lending of Portfolio Securities;"

     4. Borrow money except in conformity with the limits set forth in the 1940 Act; notwithstanding the foregoing, short-term credits necessary for settlements of securities transactions are not considered borrowings;

     5. Mortgage, pledge or hypothecate its assets in any manner, except in connection with any authorized borrowings and then not in excess of 33% of the value of its total assets;

     6. Effect short sales, or purchase or sell puts, calls, spreads or straddles.

     7. Buy or sell oil, gas, or other mineral leases, rights or royalty contracts, or participate on a joint or joint and several basis in any securities trading account;

     8. Invest more than 25% of the value of its total assets in any one industry; or

     9. Issue senior securities, except insofar as the Portfolio may be deemed to have issued a senior security by reason of borrowing money in accordance with the Portfolio's borrowing policies or investment techniques, and except for purposes of this investment restriction, collateral, escrow, or margin or other deposits with respect to the making of short sales, the purchase or sale of futures contracts or related options, purchase or sale of forward foreign currency contracts, and the writing of options on securities are not deemed to be an issuance of a senior security.

     The following policies are non-fundamental and may be changed without shareholder approval.

     1. The Portfolio will limit its investments in warrants, valued at the lower of cost or market, to 5% of its net assets. Included within that amount, but not to exceed 2% of the Portfolio's net assets, may be warrants that are not listed on the New York Stock Exchange;

     2. The Portfolio will not invest in "restricted securities" which cannot in the absence of an exemption be sold without an effective registration statement under the Securities Act of 1933, as amended;

     3. The Portfolio will not engage in the purchase or sale of real estate or real estate limited partnerships;

     4. The Portfolio will not make loans to other persons unless collateral values are continuously maintained at no less than 100% by "marking to market" daily;

     5. The Portfolio may not invest more than 5% of its total assets in securities of companies which, including predecessors, have not had a record of at least three years of continuous operations, and may not invest in any restricted securities; or

     6. The Portfolio will not invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets.

     PILGRIM VP GROWTH OPPORTUNITIES PORTFOLIO. The following investment restrictions are fundamental policies and cannot be changed without the approval of the holders of a majority of the Portfolio's outstanding voting securities (defined in the 1940 Act as the lesser of (a) more than 50% of the outstanding shares or (b) 67% or more of the shares represented at a meeting at which more than 50% of the outstanding shares are represented). All other investment policies or practices are considered by the Portfolio to be non-fundamental and accordingly may be changed without shareholder approval. If a percentage restriction on investment or use of assets set forth below is adhered to at the time a transaction is effected, later changes in percentage resulting from changing market values will not be considered a deviation from this policy. The investment objective of the Portfolio is a fundamental policy. In addition, the Portfolio may not:

     1. Borrow money except in conformity with the limits set forth in the 1940 Act; notwithstanding the foregoing, short-term credits necessary for settlements of securities transactions are not considered borrowings;

     2. Purchase securities of any one issuer (except U.S. government securities) if, as a result, more than 5% of the Portfolio's total assets would be invested in that issuer, or the Portfolio would own or hold more than 10% of the outstanding voting securities of the issuer; PROVIDED, HOWEVER, that up to 25% of the Portfolio's total assets may be invested without regard to these limitations;

     3. Underwrite the securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Portfolio may be deemed to be an underwriter;

     4.  Concentrate  its  assets in the  securities  of  issuers,  all of which conduct their principal business activities in the same industry (this restriction does not apply to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities);

     5.  Make  any  investment  in  real  estate,   commodities  or  commodities
contracts, except that the Portfolio may: (a) purchase or sell readily marketable securities that are secured by interests in real estate or issued by companies that deal in real estate, including real estate investment and mortgage investment trusts; and (b) engage in financial futures contracts and related options, as described herein and in the Prospectus;

     6. Make loans, except that the Portfolio may: (a) invest in repurchase agreements, and (b) loan its portfolio securities in amounts up to one-third of the market or other fair value of its total assets;

     7. Issue senior securities, except as appropriate to evidence indebtedness that it is permitted to incur, provided that the deposit or payment by the Portfolio of initial or maintenance margin in connection with futures contracts and related options is not considered the issuance of senior securities; or

     8. Pledge, mortgage or hypothecate in excess of 5% of its total assets (the deposit or payment by the Portfolio of initial or maintenance margin in connection with futures contracts and related options is not considered a pledge or hypothecation of assets).

     The following policies are non-fundamental and may be changed without shareholder approval. The Portfolio may not:

     1. Invest more than 15% of its net assets in illiquid securities, including repurchase agreements maturing in more than 7 days, that cannot be disposed of within the normal course of business at approximately the amount at which the Portfolio has valued the securities, excluding restricted securities that have been determined by the Trustees of the Trust (or the persons designated by them to make such determinations) to be readily marketable;

     2. Purchase securities of any issuer with a record of less than 3 years of continuous operations, including predecessors, except U.S. government securities and obligations issued or guaranteed by any foreign government or its agencies or instrumentalities, if such purchase would cause the investments of the Portfolio in all such issuers to exceed 5% of the total assets of the Portfolio taken at market value;

     3. Purchase securities on margin, except the Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities (the deposit or payment by the Portfolio of initial or maintenance margin in connection with futures contracts or related options is not considered the purchase of a security on margin);

     4. Write put and call options, unless the options are covered and the Portfolio invests through premium payments no more than 5% of its total assets in options transactions, other than options on futures contracts;

     5. Purchase and sell futures contracts and options on futures contracts, unless the sum of margin deposits on all futures contracts held by the Portfolio, and premiums paid on related options held by the Portfolio, does not exceed more than 5% of the Portfolio's total assets, unless the transaction meets certain "bona fide hedging" criteria (in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing the 5%);

     6. Invest in interests in oil, gas or other mineral exploration or development programs (although it may invest in issuers that own or invest in such interests);

     7. Purchase securities of any investment company, except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase, or except when such purchase, though not made in the open market, is part of a plan of merger, consolidation, reorganization or acquisition of assets; or

     8. Make short sales, unless, by virtue of its ownership of other securities, the Portfolio has the right to obtain securities equivalent in kind and amount to the securities sold and, if the right is conditional, the sale is made upon the same conditions, except in connection with arbitrage transactions.

     PILGRIM VP MIDCAP OPPORTUNITIES PORTFOLIO. The following investment restrictions are fundamental policies and cannot be changed without the approval of the holders of a majority of the Portfolio's outstanding voting securities (defined in the 1940 Act as the lesser of (a) more than 50% of the outstanding shares or (b) 67% or more of the shares represented at a meeting at which more than 50% of the outstanding shares are represented). All other investment policies or practices are considered by the Portfolio to be non-fundamental and accordingly may be changed without shareholder approval. If a percentage restriction on investment or use of assets set forth below is adhered to at the time a transaction is effected, later changes in percentage resulting from changing market values will not be considered a deviation from this policy. The investment objective of the Portfolio is a fundamental policy. In addition, the Portfolio may not:

     1. Borrow money except in conformity with the limits set forth in the 1940 Act; notwithstanding the foregoing, short-term credits necessary for settlements of securities transactions are not considered borrowings;

     2. Underwrite the securities of others;

     3. Purchase or sell real property, including real estate limited partnerships (the Portfolio may purchase marketable securities of companies that deal in real estate or interests therein, including real estate investment trusts);

     4. Deal in commodities or commodity contracts, except in the manner described in the current Prospectus and SAI of the Portfolio;

     5. Make loans to other persons (but the Portfolio may, however, lend portfolio securities, up to 33% of net assets at the time the loan is made, to brokers or dealers or other financial institutions not affiliated with the Portfolio or ING Pilgrim, subject to conditions established by ING Pilgrim), and may purchase or hold participations in loans, in accordance with the investment objectives and policies of the Portfolio, as described in the current Prospectus and this SAI;

     6. Purchase on margin (except that for purposes of this restriction, the deposit or payment of initial or variation margin in connection with futures contracts will not be deemed to be purchases of securities on margin);

     7. Sell short, except that the Portfolio may enter into short sales against the box;

     8. Invest more than 25% of its assets in any one industry or related group of industries;

     9. With respect to 75% of the Portfolio's assets, purchase a security (other than U.S. government obligations) if, as a result, more than 5% of the value of total assets of the Portfolio would be invested in securities of a single issuer; or

     10. Purchase a security if, as a result, more than 10% of any class of securities, or more than 10% of the outstanding voting securities of an issuer, would be held by the Portfolio.

     The following policies are non-fundamental and may be changed without shareholder approval. The Portfolio may not:

     1. Purchase securities of other investment companies, except in connection with a merger, consolidation or sale of assets, and except that the Portfolio may purchase shares of other investment companies, subject to such restrictions as may be imposed by the 1940 Act and rules thereunder; or

     2. Invest more than 15% of its net assets in illiquid securities.

     PILGRIM VP CONVERTIBLE, EMERGING COUNTRIES, INTERNATIONAL SMALLCAP GROWTH, LARGECAP GROWTH, INTERNATIONAL, FINANCIAL SERVICES, GROWTH AND INCOME, WORLDWIDE GROWTH PORTFOLIOS. The following investment restrictions are fundamental policies and cannot be changed without the approval of the holders of a majority of the Portfolio's outstanding voting securities (as defined in the 1940 Act as the lesser of (a) more than 50% of the outstanding shares or (b) 67% or more of the shares represented at a meeting at which more than 50% of the outstanding shares are represented). All other investment policies or practices are considered by the Portfolios to be non-fundamental and accordingly may be changed without shareholder approval. If a percentage restriction on investment or use of assets set forth below is adhered to at the time a transaction is effected, later changes in percentage resulting from changing market values will not be considered a deviation from this policy. The investment objective of each Portfolio is a fundamental policy. In addition, a Portfolio may not:

     1. Invest in a security if, with respect to 75% of the total assets, more than 5% of the total assets (taken at market value at the time of such investment) would be invested in the securities of any one issuer, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;

     2. Invest in a security if, with respect to 75% of its assets, it would hold more than 10% (taken at the time of such investment) of the outstanding voting securities of any one issuer, except securities issued or guaranteed by the U.S. Government, or its agencies or instrumentalities;

     3. Invest in a security if more than 25% of its total assets (taken at market value at the time of such investment) would be invested in the securities of companies primarily engaged in any one industry, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities (or repurchase agreements with respect thereto) and except that the Pilgrim VP Financial Services Portfolio will normally invest more than 25% of its assets in financial services industries;

     4. Purchase real estate, except that the Portfolio may (i) purchase securities secured by real estate or interests therein or securities issued by companies that invest in real estate or interests therein, (ii) make or purchase real estate mortgage loans, and (iii) purchase interests in real estate limited partnerships;

     5. Make loans, except that, to the extent appropriate under its investment program, a Portfolio may: (i) purchase bonds, debentures or other debt securities, including short-term obligations, (ii) enter into repurchase transactions, (iii) lend portfolio securities and may purchase or hold participations or other interests in loans in accordance with the investment objectives and policies of the Portfolio;

     6. Issue senior securities or borrow money, except in conformity with the limits set forth in the 1940 Act; notwithstanding the foregoing, short-term credits necessary for settlement of securities transactions are not considered senior securities or borrowings (the deposit of assets in escrow in connection with the writing of covered put and call options and the purchase of securities on a when-issued or delayed delivery basis and collateral arrangements with respect to initial or variation margin deposits for futures contracts will not be deemed to be pledges of the Portfolio's assets);

     7. Engage in the business of underwriting securities issued by other persons, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter; or

     8. Purchase or sell commodities or commodity contracts except for futures contracts, index futures contracts, and foreign currency futures contracts and options thereon, in accordance with the applicable restrictions under the 1940 Act.

                           OTHER INVESTMENT TECHNIQUES

     Some of the  different  types of  securities  in which the  Portfolios  may invest, subject to their respective investment objectives, policies and restrictions are described in a Prospectus of the Portfolios. Additional information concerning the characteristics and risks of certain of the Portfolios' investments are set forth below. There can be no assurance that any of the Portfolios will achieve their investment objectives.

     AMERICAN DEPOSITARY RECEIPTS AND EUROPEAN DEPOSITARY RECEIPTS. The VP Convertible, Emerging Countries, Financial Services, Growth and Income, Growth + Value, International, International SmallCap Growth, LargeCap Growth, and Worldwide Growth Portfolios may invest in securities of foreign issuers in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") or other similar securities representing securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities they represent. ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying foreign securities. EDRs are receipts issued by a European financial institution evidencing a similar arrangement. Generally, ADRs, in registered form, are designed for use in the United States securities markets, and EDRs, in bearer form, are designed for use in European securities markets.

     COMMON STOCK, CONVERTIBLE SECURITIES AND OTHER EQUITY SECURITIES. Each Portfolio may invest in common stocks, which represent an equity (ownership) interest in a company. This ownership interest generally gives a Portfolio the right to vote on issues affecting the company's organization and operations. Such investments will be diversified over a cross-section of industries and individual companies. For Portfolios other than the LargeCap Growth Portfolio, some of these companies will be organizations with market capitalizations of $500 million or less, or companies that have limited product lines, markets and financial resources and are dependent upon a limited management group.

     Each Portfolio may also buy other types of equity securities such as convertible securities, preferred stock, and warrants or other securities that are exchangeable for shares of common stock. A convertible security is a security that may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. By investing in convertible securities, a Portfolio seeks the opportunity, through the conversion feature, to participate in the capital appreciation of the common stock into which the securities are convertible, while investing at a better price than may be available on the common stock or obtaining a higher fixed rate of return than is available on common stocks. The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The credit standing of the issuer and other factors may also affect the investment value of a convertible security. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value.

     The market value of convertible debt securities tends to vary inversely with the level of interest rates. The value of the security declines as interest rates increase and increases as interest rates decline. Although under normal market conditions longer term debt securities have greater yields than do shorter term debt securities of similar quality, they are subject to greater price fluctuations. A convertible security may be subject to redemption at the option of the issuer at a price established in the instrument governing the convertible security. If a convertible security held by a Portfolio is called for redemption, the Portfolio must permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

     The VP Convertible, LargeCap Growth, Emerging Countries, International SmallCap Growth, and Worldwide Growth Portfolios may invest in "synthetic" convertible securities, which are derivative positions composed of two or more different securities whose investment characteristics, taken together, resemble those of convertible securities. For example, a Portfolio may purchase a non-convertible debt security and a warrant or option, which enables the Portfolio to have a convertible-like position with respect to a company, group of companies or stock index. Synthetic convertible securities are typically offered by financial institutions and investment banks in private placement transactions. Upon conversion, the Portfolio generally receives an amount in cash equal to the difference between the conversion price and the then current value of the underlying security. Unlike a true convertible security, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the market value of a synthetic convertible is the sum of the values of its fixed-income component and its convertible component. For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations.

     Preferred stock, unlike common stock, offers a stated dividend rate payable from a corporation's earnings. Such preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. Dividends on some preferred stock may be "cumulative," requiring all or a portion of prior unpaid dividends to be paid before dividends are paid on the issuer's common stock. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation, and may be "participating," which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. The rights of preferred stocks on the distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.

     A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price. Unlike convertible debt securities or preferred stock, warrants do not pay a fixed dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Portfolio's entire investment therein).

     CORPORATE DEBT SECURITIES. Each Portfolio may invest in corporate debt securities. Corporate debt securities include corporate bonds, debentures, notes and other similar corporate debt instruments, including convertible securities. The investment return on a corporate debt security reflects interest earnings and changes in the market value of the security. The market value of a corporate debt security will generally increase when interest rates decline, and decrease when interest rates rise. There is also the risk that the issuer of a debt security will be unable to pay interest or principal at the time called for by the instrument.

     Debt obligations that are deemed investment grade carry a rating of at least Baa from Moody's or BBB from Standard & Poor's, or a comparable rating from another rating agency or, if not rated by an agency, are determined by the Adviser or Sub-Adviser to be of comparable quality. Bonds rated Baa or BBB have speculative characteristics and changes in economic circumstances are more likely to lead to a weakened capacity to make interest and principal payments than higher rated bonds.

     WHEN-ISSUED SECURITIES AND DELAYED-DELIVERY TRANSACTIONS. In order to secure prices or yields deemed advantageous at the time, the Portfolios (except VP Growth and Income Portfolio) may purchase or sell securities on a when-issued or a delayed-delivery basis generally 15 to 45 days after the commitment is made. The Portfolios will enter into a when-issued transaction for the purpose of acquiring portfolio securities and not for the purpose of leverage. In such transactions, delivery of the securities occurs beyond the normal settlement periods, but no payment or delivery is made by, and no interest accrues to, the Portfolio prior to the actual delivery or payment by the other party to the transaction. Due to fluctuations in the value of securities purchased on a when-issued or a delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers. Similarly, the sale of securities for delayed-delivery can involve the risk that the prices available in the market when delivery is made may actually be higher than those obtained in the transaction itself. Each Portfolio will establish a segregated account with the Custodian consisting of cash and/or liquid assets in an amount equal to the amount of its when-issued and delayed-delivery commitments which will be "marked to market" daily. Each Portfolio will only make commitments to purchase such securities with the intention of actually acquiring the securities, but the Portfolio may sell these securities before the settlement date if it is deemed advisable as a matter of investment strategy. A Portfolio may not purchase when-issued securities or enter into firm commitments, if as a result, more than 15% of the Portfolio's net assets would be segregated to cover such securities.

     When the time comes to pay for the securities acquired on a delayed delivery basis, a Portfolio will meet its obligations from the available cash flow, sale of the securities held in the segregated account, sale of other securities or, although it would not normally expect to do so, from sale of the when-issued securities themselves (which may have a market value greater or less than the Portfolio's payment obligation). Depending on market conditions, the Portfolios could experience fluctuations in share price as a result of delayed delivery or when-issued purchases.

     FORWARD COMMITMENTS. The VP LargeCap Growth, Convertible, Emerging Countries, International, and Worldwide Growth Portfolios may make contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments") because new issues of securities are typically offered to investors, such as the Portfolios, on that basis. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. This risk is in addition to the risk of decline in the value of the Portfolios' other assets. Although the Portfolios will enter into such contracts with the intention of acquiring securities, the Portfolios may dispose of a commitment prior to settlement if the Adviser deems it appropriate to do so. The Portfolios may realize short-term profits or losses upon the sale of forward commitments.

     HIGH YIELD SECURITIES. The VP High Yield Bond and Convertible Portfolios may invest in high yield securities. The Convertible Portfolio may invest up to 35% of its assets in high yield securities. High yield securities are debt securities that are rated lower than Baa by Moody's or BBB by Standard & Poor's, or of comparable quality if unrated.

     High yield securities often are referred to as "junk bonds" and include certain corporate debt obligations, higher yielding preferred stock and mortgage-related securities, and securities convertible into the foregoing. Investments in high yield securities generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically entail greater potential price volatility and principal and income risk.

     High yield securities are not considered to be investment grade. They are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. Also, their yields and market values tend to fluctuate more than higher-rated securities. Fluctuations in value do not affect the cash income from the securities, but are reflected in a Portfolio's net asset value. The greater risks and fluctuations in yield and value occur, in part, because investors generally perceive issuers of lower-rated and unrated securities to be less creditworthy.

     The yields earned on high yield securities generally are related to the quality ratings assigned by recognized rating agencies. The following are excerpts from Moody's description of its bond ratings: Ba -- judged to have speculative elements; their future cannot be considered as well assured. B -- generally lack characteristics of a desirable investment. Caa -- are of poor standing; such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca -- speculative in a high degree; often in default. C -- lowest rate class of bonds; regarded as having extremely poor prospects. Moody's also applies numerical indicators 1, 2 and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; 2 indicates a mid-range ranking; and 3 indicates a ranking towards the lower end of the category. The following are excerpts from S&P's description of its bond ratings: BB, B, CCC, CC, C -- predominantly speculative with respect to capacity to pay interest and repay principal in accordance with terms of the obligation; BB indicates the lowest degree of speculation and C the highest. D -- in payment default. Standard & Poor's applies indicators "+," no character, and "-" to its rating categories. The indicators show relative standing within the major rating categories.

     Certain securities held by a Portfolio may permit the issuer at its option to call, or redeem, its securities. If an issuer were to redeem securities held by a Portfolio during a time of declining interest rates, the Portfolio may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

     The medium- to lower-rated and unrated securities in which the Portfolio invests tend to offer higher yields than those of other securities with the same maturities because of the additional risks associated with them. These risks include:

     HIGH YIELD BOND MARKET. A severe economic downturn or increase in interest rates might increase defaults in high yield securities issued by highly leveraged companies. An increase in the number of defaults could adversely affect the value of all outstanding high yield securities, thus disrupting the market for such securities.

     SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES. High yield securities are more sensitive to adverse economic changes or individual corporate developments but less sensitive to interest rate changes than are Treasury or investment grade bonds. As a result, when interest rates rise, causing bond prices to fall, the value of high yield debt bonds tend not to fall as much as Treasury or investment grade corporate bonds. Conversely when interest rates fall, high yield bonds tend to underperform Treasury and investment grade corporate bonds because high yield bond prices tend not to rise as much as the prices of these bonds.

     The financial stress resulting from an economic downturn or adverse corporate developments could have a greater negative effect on the ability of issuers of high yield securities to service their principal and interest payments, to meet projected business goals and to obtain additional financing than on more creditworthy issuers. Holders of high yield securities could also be at greater risk because high yield securities are generally unsecured and subordinate to senior debt holders and secured creditors. If the issuer of a high yield security owned by a Portfolio defaults, a Portfolio may incur additional expenses to seek recovery. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of high yield securities and a Portfolio's net asset value. Furthermore, in the case of high yield securities structured as zero coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes and thereby tend to be more speculative and volatile than securities which pay in cash.

     PAYMENT EXPECTATIONS. High yield securities present risks based on payment expectations. For example, high yield securities may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, a Portfolio may have to replace the security with a lower yielding security, resulting in a decreased return for investors. Also, the value of high yield securities may decrease in a rising interest rate market. In addition, there is a higher risk of non-payment of interest and/or principal by issuers of high yield securities than in the case of investment grade bonds.

     LIQUIDITY AND VALUATION RISKS. Lower-rated bonds are typically traded among a smaller number of broker-dealers rather than in a broad secondary market. Purchasers of high yield securities tend to be institutions, rather than individuals, a factor that further limits the secondary market. To the extent that no established retail secondary market exists, many high yield securities may not be as liquid as Treasury and investment grade bonds. The ability of a Portfolio's Board of Trustees to value or sell high yield securities will be adversely affected to the extent that such securities are thinly traded or illiquid. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield securities more than other securities, especially in a thinly-traded market. To the extent a Portfolio owns illiquid or restricted high yield securities, these securities may involve special registration responsibilities, liabilities and costs, and liquidity and valuation difficulties. At times of less liquidity, it may be more difficult to value high yield securities because this valuation may require more research, and elements of judgment may play a greater role in the valuation since there is less reliable, objective data available.

     TAXATION. Special tax considerations are associated with investing in high yield securities structured as zero coupon or pay-in-kind securities. A Portfolio reports the interest on these securities as income even though it receives no cash interest until the security's maturity or payment date.

     LIMITATIONS OF CREDIT RATINGS. The credit ratings assigned to high yield securities may not accurately reflect the true risks of an investment. Credit ratings typically evaluate the safety of principal and interest payments, rather than the market value risk of high yield securities. In addition, credit agencies may fail to adjust credit ratings to reflect rapid changes in economic or company conditions that affect a security's market value. Although the ratings of recognized rating services such as Moody's and Standard & Poor's are considered, the Adviser primarily relies on its own credit analysis, which includes a study of existing debt, capital structure, ability to service debts and to pay dividends, the issuer's sensitivity to economic conditions, its operating history and the current trend of earnings. Thus, the achievement of a Portfolio's investment objective may be more dependent on the Adviser's own credit analysis than might be the case for a fund which invests in higher quality bonds. The Adviser continually monitors the investments in a Portfolio's portfolio and carefully evaluates whether to dispose of or retain high yield securities whose credit ratings have changed. A Portfolio may retain a security whose rating has been changed.

     CONGRESSIONAL PROPOSALS. New laws and proposed new laws may have a negative impact on the market for high yield securities. As examples, recent legislation requires federally-insured savings and loan associations to divest themselves of their investments in high yield securities and pending proposals are designed to limit the use of, or tax and eliminate other advantages of, high yield securities. Any such proposals, if enacted, could have a negative effect on a Portfolio's net asset values.

     EURODOLLAR CONVERTIBLE SECURITIES. The VP Convertible, LargeCap Growth, Emerging Countries, International SmallCap Growth, and Worldwide Growth Portfolios may invest in Eurodollar convertible securities, which are fixed-income securities of a U.S. issuer or a foreign issuer that are issued outside the United States and are convertible into equity securities of the same or a different issuer. Interest and dividends on Eurodollar securities are payable in U.S. dollars outside of the United States. The Portfolios may invest without limitation in Eurodollar convertible securities that are convertible into foreign equity securities listed, or represented by ADRs listed, on the New York Stock Exchange or the American Stock Exchange or convertible into publicly traded common stock of U.S. companies. The Portfolios may also invest up to 15% of its total assets invested in convertible securities, taken at market value, in Eurodollar convertible securities that are convertible into foreign equity securities which are not listed, or represented by ADRs listed, on such exchanges.

     EURODOLLAR AND YANKEE DOLLAR INSTRUMENTS. The VP Convertible, LargeCap Growth, Emerging Countries, International SmallCap Growth, and Worldwide Growth Portfolios may invest in Eurodollar and Yankee Dollar instruments. Eurodollar instruments are bonds that pay interest and principal in U.S. dollars held in banks outside the United States, primarily in Europe. Eurodollar instruments are usually issued on behalf of multinational companies and foreign governments by large underwriting groups composed of banks and issuing houses from many countries. Yankee Dollar instruments are U.S. dollar denominated bonds issued in the U.S. by foreign banks and corporations. These investments involve risks that are different from investments in securities issued by U.S. issuers.

     Each of the Portfolios may invest in securities of foreign issuers. Foreign financial markets, while growing in volume, have, for the most part, substantially less volume than United States markets, and securities of many foreign companies are less liquid and their prices more volatile than securities of comparable domestic companies. The foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delivery of securities may not occur at the same time as payment in some foreign markets. Delays in settlement could result in temporary periods when a portion of the assets of a Portfolio is uninvested and no return is earned thereon. The inability of the Portfolios to make intended security purchases due to settlement problems could cause the Portfolios to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Portfolios due to subsequent declines in value of the portfolio security or, if the Portfolios have entered into a contract to sell the security, could result in possible liability to the purchaser.

     Although the Portfolios will use reasonable efforts to obtain the best available price and the most favorable execution with respect to all transactions and the Adviser or Sub-Adviser will consider the full range and quality of services offered by the executing broker or dealer when making these determinations, fixed commissions on many foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Certain foreign governments levy withholding taxes against dividend and interest income, or may impose other taxes. Although in some countries a portion of these taxes are recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received by the Adviser on these investments. However, these foreign withholding taxes are not expected to have a significant impact on the Adviser, since the Portfolio's investment objective is to seek long-term capital appreciation and any income earned by the Portfolio should be considered incidental. The risks of investing in foreign securities may be intensified in the case of investments in issuers domiciled or doing substantial business in emerging markets or countries with limited or developing capital markets. Security prices in emerging markets can be significantly more volatile than in the more developed nations of the world, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, present the risk of sudden adverse government action and even nationalization of businesses, restrictions on foreign ownership, or prohibitions of repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be predominantly based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. Transaction settlement and dividend collection procedures may be less reliable in emerging markets than in developed markets. Securities of issuers located in countries with emerging markets may have limited marketability and may be subject to more abrupt or erratic price movements. See also "Risk Factors and Special Considerations."

     INTERNATIONAL DEBT SECURITIES. The Portfolios indicated above may invest in debt obligations (which may be denominated in U.S. dollar or in non-U.S. currencies) of any rating issued or guaranteed by foreign corporations, certain supranational entities (such as the World Bank) and foreign governments (including political subdivisions having taxing authority) or their agencies or instrumentalities, including American Depository Receipts. These investments may include debt obligations such as bonds (including sinking fund and callable bonds), debentures and notes, together with preferred stocks, pay-in-kind securities, and zero coupon securities.

     In determining whether to invest in debt obligations of foreign issuers, a Portfolio will consider the relative yields of foreign and domestic high yield securities, the economies of foreign countries, the condition of such countries' financial markets, the interest rate climate of such countries and the relationship of such countries' currency to the U.S. Dollar. These factors are judged on the basis of fundamental economic criteria (e.g., relative inflation levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data. Subsequent foreign currency losses may result in a Portfolio having previously distributed more income in a particular period than was available from investment income, which could result in a return of capital to shareholders. A Portfolio's portfolio of foreign securities may include those of a number of foreign countries, or, depending upon market conditions, those of a single country.

     Investments in securities of issuers in non-industrialized countries generally involve more risk and may be considered highly speculative. Although a portion of the Portfolio's investment income may be received or realized in foreign currencies, the Portfolio will be required to compute and distribute its income in U.S. dollars and absorb the cost of currency fluctuations and the cost of currency conversions. Investment in foreign securities involves considerations and risks not associated with investment in securities of U.S. issuers. For example, foreign issuers are not required to use generally accepted accounting principles. If foreign securities are not registered under the Securities Act of 1933, as amended, the issuer does not have to comply with the disclosure requirements of the Securities Exchange Act of 1934, as amended. The values of foreign securities investments will be affected by incomplete or inaccurate information available to the Adviser as to foreign issuers, changes in currency rates, exchange control regulations or currency blockage, expropriation or nationalization of assets, application of foreign tax laws (including withholding taxes), changes in governmental administration or economic or monetary policy. In addition, it is generally more difficult to obtain court judgments outside the United States.

     SECURITIES OF FINANCIAL SERVICES COMPANIES. The Financial Services Portfolio invests primarily in equity securities of companies engaged in financial services. Financial services companies may include the following: banks; bank holding companies; investment banks; trust companies; insurance companies; finance companies; securities broker-dealers; electronic-trading networks; investment management firms; custodian of financial assets; companies engaged in trading, dealing, or managing commodities; companies that invest significantly or deal in financial instruments; government-sponsored financial enterprises; thrifts and savings banks; conglomerates with significant interest in financial services companies; fund financial service companies; companies that process financial transactions; administrators of financial products or services; companies that render services primarily to other financial services companies; companies that produce, sell or market software or hardware related to financial services or products directed to financial services companies; and other companies whose assets or earnings can be significantly affected by financial instruments or services.

     The Financial Services Portfolio may invest in securities of banks or thrifts that are relatively smaller, engaged in business mostly within their geographic region, and are less well-known to the general investment community than money center and larger regional banks. The shares of depository institutions in which the Portfolio may invest may not be listed or traded on a national securities exchange or on the National Association of Securities

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Dealers  Automated  Quotation  System  ("NASDAQ");  as a  result  there  may  be limitations on the Portfolio's ability to dispose of them at times and at prices that are most advantageous to the Portfolio.

     The profitability of banks and thrifts is largely dependent upon interest rates and the resulting availability and cost of capital funds over which these concerns have limited control, and, in the past, such profitability has shown significant fluctuation as a result of volatile interest rate levels. In addition, general economic conditions are important to the operations of these concerns, with exposure to credit losses resulting from financial difficulties of borrowers.

     Changes in state and federal law are producing significant changes in the banking and financial services industries. Deregulation has resulted in the diversification of certain financial products and services offered by banks and financial services companies, creating increased competition between them. In addition, state and federal legislation authorizing interstate acquisitions as well as interstate branching has facilitated the increasing consolidation of the banking and thrift industries. Although regional banks involved in intrastate and interstate mergers and acquisitions may benefit from such regulatory changes, those which do not participate in such consolidation may find that it is increasingly difficult to compete effectively against larger banking combinations. Proposals to change the laws and regulations governing banks and companies that control banks are frequently introduced at the federal and state levels and before various bank regulatory agencies. The likelihood of any changes and the impact such changes might have are impossible to determine.

     Thrifts in which the Financial Services Portfolio invests generally are subject to the same risks as banks discussed above. Such risks include interest rate changes, credit risks, and regulatory risks. However, because thrifts differ in certain respects from banks, thrifts may be affected by such risks in a different manner than banks. Traditionally, thrifts have different and less diversified products than banks, have a greater concentration of real estate in their lending portfolio, and are more concentrated geographically than banks. Thrifts and their holding companies are subject to extensive government regulation and supervision including regular examinations of thrift holding companies by the Office of Thrift Supervision (the "OTS"). Such regulations have undergone substantial change since the 1980's and will probably change in the next few years.

     MUNICIPAL SECURITIES. The Convertible, LargeCap Growth, Emerging Countries, International SmallCap Growth, and Worldwide Growth Portfolios may invest in debt obligations issued by state and local governments, territories and possessions of the U.S., regional government authorities, and their agencies and instrumentalities ("municipal securities"). Municipal securities include both notes (which have maturities of less than one year) and bonds (which have maturities of one year or more) that bear fixed or variable rates of interest.

     In general, "municipal securities" debt obligations are issued to obtain funds for a variety of public purposes, such as the construction, repair, or improvement of public facilities including airports, bridges, housing, hospitals, mass transportation, schools, streets, water and sewer works. Municipal securities may be issued to refinance outstanding obligations as well as to raise funds for general operating expenses and lending to other public institutions and facilities.

     The two principal classifications of municipal securities are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of principal and interest. Characteristics and methods of enforcement of general obligation bonds vary according to the law applicable to a particular issuer, and the taxes that can be levied for the payment of debt service may be limited or unlimited as to rates or amounts of special assessments. Revenue securities are payable only from the revenues derived from a particular facility, a class of facilities or, in some cases, from the proceeds of a special excise tax. Revenue bonds are issued to finance a wide variety of capital projects including: electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. Although the principal security behind these bonds may vary, many provide additional security in the form of a debt service reserve fund the assets of which may be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and collateralized mortgages, and the net revenues from housing or other public projects. Some authorities are provided further security in the form of a state's assistance (although without obligation) to make up deficiencies in the debt service reserve fund.

     The Portfolios may purchase insured municipal debt in which scheduled payments of interest and principal are guaranteed by a private, non-governmental or governmental insurance company. The insurance does not guarantee the market value of the municipal debt or the value of the shares of the Portfolio.

     Securities of issuers of municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Bankruptcy Reform Act of 1978. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislatures or referenda extending the time for payment of principal or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. Furthermore, as a result of legislation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal obligations may be materially affected.

     Other securities falling under the heading of "municipal securities" include the following:

     MORAL OBLIGATION SECURITIES: These are securities which are usually issued by special purpose public authorities. If the issuer of moral obligation bonds cannot fulfill its financial responsibilities from current revenues, it may draw upon a reserve fund, the restoration of which is moral commitment but not a legal obligation of the state or municipality which created the issuer.

     INDUSTRIAL DEVELOPMENT AND POLLUTION CONTROL BONDS. These securities, in most cases, are revenue bonds and generally are not payable from the unrestricted revenues of an issuer. They are issued by or on behalf of public authorities to raise money to finance privately operated facilities for business, manufacturing, housing, sport complexes, and pollution control.
Consequently, the credit quality of these securities is dependent upon the ability of the user of the facilities financed by the bonds and any guarantor to meet its financial obligations.

     MUNICIPAL LEASE OBLIGATIONS. A Portfolio may invest in lease obligations or installment purchase contract obligations of municipal authorities or entities ("municipal lease obligations"). Although lease obligations do not constitute general obligations of the municipality for which its taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payment due under the lease obligation. A Portfolio may also purchase "certificates of participation," which are securities issued by a particular municipality or municipal authority to evidence a proportionate interest in base rental or lease payments relating to a specific project to be made by the municipality, agency or authority. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in any year unless money is appropriated for such purpose for such year. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of default and foreclosure might prove difficult. In addition, these securities represent a relatively new type of financing, and certain lease obligations may therefore be considered to be illiquid securities.

     The Portfolios will attempt to minimize the special risks inherent in municipal lease obligations and certificates of participation by purchasing only lease obligations which meet the following criteria: (1) rated A or better by at least one nationally recognized securities rating organization; (2) secured by payments from a governmental lessee which has actively traded debt obligations;
(3) determined by the Adviser or Sub-Adviser to be critical to the lessee's ability to deliver essential services; and (4) contain legal features which the Adviser or Sub-Adviser deems appropriate, such as covenants to make lease payments without the right of offset or counterclaim, requirements for insurance policies, and adequate debt service reserve funds.

     SHORT-TERM MUNICIPAL OBLIGATIONS. These securities include: (1) tax anticipation notes which are used to finance working capital needs of municipalities and are issued in anticipation of various seasonal tax revenues, to be payable from these specific future taxes; (2) revenue anticipation notes which are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under the Federal Revenue Sharing Program; (3) bond anticipation notes which are normally issued to provide interim financing until long-term financing can be arranged; (4) construction loan notes which are sold to provide construction financing for specific projects; and (5) short-term discount notes (tax-exempt commercial paper) which are short-term (365 days or less) promissory notes issued by municipalities to supplement their cash flow.

     SHORT-TERM  INVESTMENTS.   The  Portfolios  may  invest  in  the  following
securities and instruments:

     BANK CERTIFICATES OF DEPOSIT, BANKERS' ACCEPTANCES AND TIME DEPOSITS. The Portfolios may acquire certificates of deposit, bankers' acceptances and time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers' acceptances acquired by the Portfolios will be dollar-denominated obligations of domestic or foreign banks or financial institutions which at the time of purchase have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government.

     A Portfolio holding instruments of foreign banks or financial institutions may be subject to additional investment risks that are different in some respects from those incurred by a fund which invests only in debt obligations of U.S. domestic issuers. Domestic banks and foreign banks are subject to different governmental regulations with respect to the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry depends largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of the banking industry. Federal and state laws and regulations require domestic banks to maintain specified levels of reserves, limited in the amount which they can loan to a single borrower, and subject to other regulations designed to promote financial soundness. However, such laws and regulations do not necessarily apply to foreign bank obligations that a Portfolio may acquire.

     In addition to purchasing certificates of deposit and bankers' acceptances, to the extent permitted under their respective investment objectives and policies, the Portfolios may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

     SAVINGS ASSOCIATION OBLIGATIONS. The VP Convertible, Emerging Countries, International SmallCap Growth, LargeCap Growth and Worldwide Growth Portfolios may invest in certificates of deposit (interest-bearing time deposits) issued by savings banks or savings and loan associations that have capital, surplus and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. Government.

     COMMERCIAL  PAPER,  SHORT-TERM NOTES AND OTHER CORPORATE  OBLIGATIONS.  The
Portfolios may invest a portion of their assets in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

     Commercial paper and short-term notes will consist of issues rated at the time of purchase "A-2" or higher by Standard & Poor's, "Prime-l" or "Prime-2" by Moody's , or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Adviser or Sub-Adviser to be of comparable quality. These rating symbols are described in the Appendix.

     Corporate obligations include bonds and notes issued by corporations to finance longer-term credit needs than supported by commercial paper. While such obligations generally have maturities of ten years or more, the Portfolios may purchase corporate obligations which have remaining maturities of one year or less from the date of purchase and which are rated "AA" or higher by S&P or "Aa" or higher by Moody's.

     DERIVATIVE  INSTRUMENTS.  The  VP  Financial  Services,  Worldwide  Growth,
International   SmallCap  Growth,   Emerging   Countries,   Growth  and  Income,
International, LargeCap Growth, and Convertible Portfolios may invest in derivative instruments. The Research Enhanced Index Portfolio also may invest in derivatives although generally investments in derivatives for this Portfolio will be limited to S&P 500 Options. The International Value Portfolio may invest in derivative instruments for a variety of reasons, including to hedge certain market risks, to provide a substitute for purchasing or selling particular securities or to increase potential income gain. Derivatives may provide a cheaper, quicker or more specifically focused way for the International Value Portfolio to invest than "traditional" securities would. The International Value Portfolio does not currently intend to make use of any derivatives, including, transactions in currency forwards for hedging purposes.

     Generally, derivatives can be characterized as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Types of derivatives include options, futures contracts, options on futures and forward contracts. Derivative instruments may be used for a variety of reasons, including to enhance return, hedge certain market risks, or provide a substitute for purchasing or selling particular securities. Derivatives may provide a cheaper, quicker or more specifically focused way for the Portfolio to invest than "traditional" securities would.

     Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of the particular derivative and the portfolio as a whole. Derivatives permit a Portfolio to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed in much the same way as the Portfolio can increase or decrease the level of risk, or change the character of the risk, of its portfolio by making investments in specific securities.

     Derivatives may be purchased on established exchanges or through privately negotiated transactions referred to as over-the-counter derivatives. Exchange-traded derivatives generally are guaranteed by the clearing agency that is the issuer or counterparty to such derivatives. This guarantee usually is supported by a daily payment system (i.e., margin requirements) operated by the clearing agency in order to reduce overall credit risk. As a result, unless the clearing agency defaults, there is relatively little counterparty credit risk associated with derivatives purchased on an exchange. By contrast, no clearing agency guarantees over-the-counter derivatives. Therefore, each party to an over- the-counter derivative bears the risk that the counterparty will default. Accordingly, the Adviser or the Sub-Adviser will consider the creditworthiness of counterparties; to over-the-counter derivatives in the same manner as it would review the credit quality of a security to be purchased by the Portfolio. Over-the-counter derivatives are less liquid than exchange-traded derivatives since the other party to the transaction may be the only investor with sufficient understanding of the derivative to be interested in bidding for it.

     OPTIONS ON SECURITIES AND SECURITIES INDICES. Each Portfolio (except the VP Growth and Income Portfolio) is authorized to purchase put and call options with respect to securities which are otherwise eligible for purchase by the Portfolio and with respect to various stock indices subject to certain restrictions. Put and call options are derivative securities traded on United States and foreign exchanges, including the American Stock Exchange, Chicago Board Options Exchange, Philadelphia Stock Exchange, Pacific Stock Exchange and New York Stock Exchange.

     If a Portfolio purchases a put option, the Portfolio acquires the right to sell the underlying security at a specified price at any time during the term of the option (for "American-style" options) or on the option expiration date (for "European-style" options). Purchasing put options may be used as a portfolio investment strategy when the Adviser or Sub-Adviser perceives significant short-term risk but substantial long-term appreciation for the underlying security. The put option acts as an insurance policy, as it protects against significant downward price movement while it allows full participation in any upward movement. If the Portfolio holds a stock which the Adviser or Sub-Adviser believes has strong fundamentals, but for some reason may be weak in the near term, the Adviser may purchase a put option on such security, thereby giving itself the right to sell such security at a certain strike price throughout the term of the option. Consequently, the Adviser will exercise the put only if the price of such security falls below the strike price of the put. The difference between the put's strike price and the market price of the underlying security on the date the Portfolio exercises the put, less transaction costs, is the amount by which the Portfolio hedges against a decline in the underlying security. If during the period of the option the market price for the underlying security remains at or above the put's strike price, the put will expire worthless, representing a loss of the price the Portfolio paid for the put, plus transaction costs. If the price of the underlying security increases, the premium paid for the put option less any amount for which the put may be sold reduces the profit the Portfolio realizes on the sale of the securities.

     If a Portfolio purchases a call option, it acquires the right to purchase the underlying security at a specified price at any time during the term of the option. The purchase of a call option is a type of insurance policy to hedge against losses that could occur if the Portfolio has a short position in the underlying security and the security thereafter increases in price. The Portfolio will exercise a call option only if the price of the underlying security is above the strike price at the time of exercise. If during the option period the market price for the underlying security remains at or below the strike price of the call option, the option will expire worthless, representing a loss of the price paid for the option, plus transaction costs. If a Portfolio purchases the call option to hedge a short position in the underlying security and the price of the underlying security thereafter falls, the premium paid for the call option less any amount for which such option may be sold reduces the profit the Portfolio realizes on the cover of the short position in the security.

     Prior to exercise or expiration, an option may be sold when it has remaining value by a purchaser through a "closing sale transaction," which is accomplished by selling an option of the same series as the option previously purchased. The Portfolios generally will purchase only those options for which the Adviser or Sub-Adviser believes there is an active secondary market to facilitate closing transactions.

     COVERED CALL OPTIONS. Each Portfolio (except the VP Growth and Income Portfolio) may write covered call options. A call option is "covered" if a Portfolio owns the security underlying the call or has an absolute right to acquire the security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount as are held in a segregated account by the Custodian). The writer of a call option receives a premium and gives the purchaser the right to buy the security underlying the option at the exercise price. The writer has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price during the option period. If the writer of an exchange-traded option wishes to terminate his obligation, he may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. A writer may not effect a closing purchase transaction after it has been notified of the exercise of an option

     Effecting a closing transaction in the case of a written call option will permit a Portfolio to write another call option on the underlying security with either a different exercise price, expiration date or both. Also, effecting a closing transaction allows the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other investments of the Portfolio. If the Portfolio desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security. A Portfolio realizes a gain from a closing transaction if the cost of the closing transaction is less than the premium received from writing the option or if the proceeds from the closing transaction are more than the premium paid to purchase the option. A Portfolio realizes a loss from a closing transaction if the cost of the closing transaction is more than the premium received from writing the option or if the proceeds from the closing transaction are less than the premium paid to purchase the option. However, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, appreciation of the underlying security owned by the Portfolio generally offsets, in whole or in part, any loss to the Portfolio resulting from the repurchase of a call option.

     The VP SmallCap Opportunities, Growth + Value, Research Enhanced Index, High Yield Bond, International Value, MagnaCap and MidCap Opportunities and Growth Opportunities Portfolios will not write call options on when issued securities. In addition, these Portfolios will not sell a covered call option if, as a result, the aggregate market value of all portfolio securities of the Portfolio covering call options or subject to put options exceeds 10% of the market value of the Portfolio's net assets. The VP Worldwide Growth, International SmallCap Growth, Emerging Countries, LargeCap Growth and Convertible Portfolios may write covered call options and secured put options to seek to generate income or lock in gains on up to 25% of their net assets.

     OVER-THE-COUNTER OPTIONS. The Portfolios (except the VP Growth and Income Portfolio) may invest in Over-the-Counter options ("OTC options") on U.S. government securities. OTC options are purchased from or sold (written) to dealers or financial institutions that have entered into direct agreements with a Portfolio. With OTC options, such variables as expiration date, exercise price and premium will be agreed upon between a Portfolio and the transacting dealer, without the intermediation of a third party such as the Options Clearing Corporation. The Adviser or Sub-Adviser monitors the creditworthiness of dealers with whom a Portfolio enters into OTC option transactions under the general supervision of the Trustees of the Trust. If the transaction dealer fails to make or take delivery of the U.S. government securities underlying an option it

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
has written in accordance with the terms of the option as written, the Portfolios would lose the premium paid for the option as well as any anticipated benefit of the transaction. The Portfolios will engage in OTC option transactions only with primary U.S. government securities dealers recognized by the Federal Reserve Bank of New York.

     FOREIGN CURRENCY EXCHANGE TRANSACTIONS. Because the Portfolios that invest in foreign securities may buy and sell securities denominated in currencies other than the U.S. Dollar, and receive interest, dividends and sale proceeds in currencies other than the U.S. Dollar, the Portfolios may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. Dollar. The Portfolios either enter into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or uses forward foreign currency contracts to purchase or sell foreign currencies. Forward foreign currency contracts are included in the group of instruments that can be characterized as derivatives. Neither spot transactions nor forward foreign currency exchange contracts eliminate fluctuations in the prices of the Portfolio's portfolio securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

     Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of the hedged currency increase. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of these securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain. Use of currency hedging techniques may also be limited by management's need to protect the status of the Portfolio as a regulated investment company under the Internal Revenue Code (the "Code").

     FOREIGN CURRENCY FUTURES CONTRACTS. A foreign currency futures contract provides for the future sale and purchase of a specified amount of a certain foreign currency at a stated date, place and price. The Portfolios may enter into foreign currency futures contracts to attempt to establish the rate at which it would be entitled to make a future exchange of U.S. dollars for another currency.

     FORWARD FOREIGN CURRENCY CONTRACTS. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed upon by the parties, at a price set at the date of the contract. Forward currency contracts are entered into in the interbank market on a principal basis directly between currency dealers, which usually are large commercial banks and brokerage houses, and their customers, and therefore generally involve no margin, commissions or other fees. Forward currency contracts will establish a rate of exchange that can be achieved in the future and thus limit the risk of loss due to a decline in the value of the hedged currency but also limit any potential gain that might result in the event the value of the currency increases.

     FUTURES CONTRACTS. Each Portfolio (other than the VP International and Growth and Income Portfolios) may enter into both interest rate futures contracts and foreign currency futures contracts on domestic and foreign exchanges. The Growth and Income and International Portfolios may enter interest rate future contracts only. A futures contract to sell a debt security or foreign currency (a "short" futures position), creates an obligation by the seller to deliver a specified amount of the underlying security or foreign currency at a certain future time and price. A futures contract to purchase a debt security or foreign currency (a "long" futures position) creates an obligation by the purchaser to take delivery of a specified amount of the underlying security or foreign currency at a certain future time and price. Although the terms of futures contracts specify actual delivery or receipt of the underlying commodity, futures contracts generally are closed out before the delivery date without making or taking delivery by entering into an opposite position in the same commodity on the same (or a linked) exchange.

     Upon entering into a futures contract, a Portfolio will be required to deposit with a broker an amount of cash or cash equivalents equal to approximately 1% to 5% of the contract price, which amount is subject to change by the exchange on which the contract is traded or by the broker. This amount, which is known as "initial margin" does not involve the borrowing of funds to finance the transactions; rather, it is in the nature of a performance bond or good faith deposit on the contract that will be returned to the Portfolio upon termination of the contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker, will be made daily as the price of the instrument underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable ("marking-to-market").

     The International Value Portfolio will engage in futures transactions only as a hedge against the risk of unexpected changes in the values of securities held or intended to be held by the Portfolio. As a general rule, the International Value Portfolio will not purchase or sell futures if, immediately thereafter, more than 25% of its net assets would be hedged. In addition, the Portfolio will not purchase or sell futures or related options if, immediately thereafter, the sum of the amount of margin deposits on the Portfolio's existing futures positions and premiums paid for such options would exceed 5% of the market value of the Portfolio's net assets.

     INTEREST RATE FUTURES CONTRACTS. An interest rate futures contract provides for the future sale and purchase of a specified amount of a certain debt security at a stated date, place and price. A Portfolio may enter into interest rate futures contracts to protect against fluctuations in interest rates affecting the value of debt securities that a Portfolio either holds or intends to acquire. Interest rate futures contracts currently are based on long-term Treasury Bonds, Treasury Notes, three-month Treasury Bills and Government National Mortgage Association modified pass-through mortgage-backed securities ("GNMA pass-through securities"), and 90-day commercial paper.

     OPTIONS ON FOREIGN CURRENCY. The Portfolios (except the VP Growth and Income Portfolio) may also purchase and sell put and call options for the purpose of hedging against changes in future currency exchange rates. The International Portfolio may purchase put options on currencies. An option on a foreign currency gives the purchaser, in return for a premium paid plus related transaction costs, the right to sell (in the case of a put option) or to buy (in the case of a call option) the underlying currency at a specified price until the option expires. The value of an option on foreign currency depends upon the value of the foreign currency when compared to the value of the U.S. dollar. Currency options traded on United States or other exchanges may be subject to position limits, which may affect the ability of the Portfolio to hedge its positions. The Portfolios will purchase and sell options on foreign exchanges to the extent permitted by the Commodity Futures Trading Commission ("CFTC").

     The Portfolios may purchase or sell options on currency only when the Adviser or Sub-Adviser believes that a liquid secondary markets exists for these options; however, no assurance can be given that a liquid secondary market will exist for a particular option at any specific time.

     OPTIONS ON FOREIGN CURRENCY FUTURES. The purchase of options on foreign currency futures contracts gives a Portfolio the right to enter into a futures contract to purchase (in the case of a call option) or to sell (in the case of a put option) a particular currency at a specified price at any time during the period before the option expires. Options on foreign currency futures currently are available with respect to British pounds, German marks and Swiss francs. The Portfolios (except the Growth and Income Portfolio) may purchase options on foreign currency futures as a hedge against fluctuating currency values.

     OPTIONS ON FUTURES CONTRACTS. The Portfolios (except the VP International and Growth and Income Portfolios) may purchase and sell put and call options on interest rate futures contracts as a hedge against changes in interest rates and on foreign currency futures contracts as a hedge against fluctuating currency values, in lieu of purchasing and writing options directly on the underlying security or currency or purchasing and selling the underlying futures contracts.

     The purchase of an option on an interest rate futures contract will give the Portfolios the right to enter into a futures contract to purchase (in the case of a call option) or to enter into a futures contract to sell (in the case of a put option) a particular debt security at a specified exercise price at any time prior to the expiration date of the option. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus related transaction costs. A call option sold by a Portfolio exposes the Portfolio during the term of the option to the possible loss of an opportunity to realize appreciation in the market price of the underlying security or to the possible continued holding of a security which might otherwise have been sold to protect against depreciation in the market price of the security. In selling puts, there is a risk that a Portfolio may be required to buy the underlying security at a disadvantageous price. Options on interest rate futures contracts currently are available with respect to Treasury Bonds, Treasury Notes, and Eurodollars.

     OPTIONS ON INTEREST RATE FUTURES. Each Portfolio (except the VP International and Growth and Income Portfolios) may purchase a put option on an interest rate futures contract to hedge against a decline in the value of its portfolio securities as a result of rising interest rates. Each Portfolio may purchase a call option on an interest rate futures contract to hedge against the risk of an increase in the price of securities it intends to purchase resulting from declining interest rates. The Portfolios may sell put and call options on interest rates futures contracts as part of closing sale transactions to terminate its option positions.

     FUTURES CONTRACTS, OPTIONS ON FUTURES CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS. As discussed above certain of the Portfolios may enter into futures contracts, options on futures contracts and foreign currency transactions. The Portfolios will enter into these transactions solely for the purpose of hedging against the effects of changes in the value of its portfolio securities or those it intends to purchase due to anticipated changes in interest rates and currency values, and not for the purpose of speculation.

     EQUITY SWAPS. The Convertible, LargeCap Growth, Emerging Countries, International, International SmallCap Growth and Worldwide Growth Portfolios may engage in equity swaps. Equity swaps allow the parties to exchange the dividend income or other components of return on an equity investment (e.g., a group of equities or an index) for a component of return on another non-equity or equity investment. Equity swap transactions may be volatile and may present the Portfolios with counter party risks.

     INTEREST RATE AND CURRENCY SWAPS. The VP Convertible, LargeCap Growth, Emerging Countries, International SmallCap Growth and Worldwide Growth Portfolios may enter into interest rate and currency swap transactions and purchase or sell interest rate and currency caps and floors, and may enter into currency swap cap transactions. An interest rate or currency swap involves an agreement between a Portfolio and another party to exchange payments calculated as if they were interest on a specified ("notional") principal amount (e.g., an exchange of floating rate payments by one party for fixed rate payments by the other). An interest rate cap or floor entitles the purchaser, in exchange for a premium, to receive payments of interest on a notional principal amount from the seller of the cap or floor, to the extent that a specified reference rate exceeds or falls below a predetermined level. A Portfolio usually enters into such transactions on a "net" basis, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payment streams. The net amount of the excess, if any, of a Portfolio's obligations over its entitlements with respect to each swap is accrued on a daily basis, and an amount of cash or high-quality liquid securities having an aggregate net asset value at least equal to the accrued excess is maintained in a segregated account by the Trust's custodian. If a Portfolio enters into a swap on other than a net basis, or sells caps or floors, the Portfolio maintains a segregated account in the full amount accrued on a daily basis of the Portfolio's obligations with respect to the transaction. Such segregated accounts are maintained in accordance with applicable regulations of the Commission.

     A Portfolio will not enter into any of these derivative transactions unless the unsecured senior debt or the claims paying ability of the other party to the transaction is rated at least "high quality" at the time of purchase by at least one of the established rating agencies (e.g., AAA or AA by S&P). The swap market has grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and agents utilizing standard swap documentation, and the Adviser or Sub-Adviser has determined that the swap market has become relatively liquid. Swap transactions do not involve the delivery of securities or other underlying assets or principal, and the risk of loss with respect to such transactions is limited to the net amount of payments that the Portfolio is contractually obligated to make or receive. Caps and floors are more recent innovations for which standardized documentation has not yet been developed; accordingly, they are less liquid than swaps, and caps and floors purchased by a Portfolio are considered to be illiquid assets.

     SWAP OPTIONS. The VP Convertible, LargeCap Growth, Emerging Countries, International SmallCap Growth and Worldwide Growth Portfolios may invest in swap options. A swap option is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend cancel or otherwise change an existing swap agreement, at some designated future time on specified terms. It is different from a forward swap, which is a commitment to enter into a swap that starts at some future date with specified rates. A swap option may be structured European-style (exercisable on the pre-specified date) or American-style (exercisable during a designated period). The right pursuant to a swap option must be exercised by the right holder. The buyer of the right to receive fixed pursuant to a swap option is said to own a call.

     OTHER INVESTMENT COMPANIES. Each Portfolio (except the VP MagnaCap Portfolio) may invest in other investment companies ("Underlying Funds") in accordance with the Portfolio's investment policies or restrictions. The 1940 Act provides that an investment company may not: (i) invest more than 10% of its total assets in Underlying Funds, (ii) invest more than 5% of its total assets in any one Underlying Fund, or (iii) purchase greater than 3% of the total outstanding securities of any one Underlying Fund. The Portfolios (except the VP MagnaCap Portfolio) may also make indirect foreign investments through other investment companies that have comparable investment objectives and policies as the Portfolios. In addition to the advisory and operational fees a Portfolio bears directly in connection with its own operation, the Portfolio also would bear its pro rata portions of each other investment company's advisory and operational expenses.

     LOAN PARTICIPATIONS. Each Portfolio (except the VP Growth and Income and International Portfolios) may invest in loan participations when the Adviser or Sub-Adviser believes such an investment is consistent with a Portfolio's investment objective. Loan participations entail the payment by a Portfolio of a sum to a U.S. bank or other domestic financial institution that has lent or will lend money to a U.S. corporation. In exchange for such payment, the bank agrees to pay to that Portfolio, to the extent it is received, a specified portion of the principal and interest in respect of such loan. A Portfolio has no contractual relationship with the borrower. Loan participations may be considered illiquid investments and may entail the credit risk of both the underlying borrower and the bank or financial institution that is the intermediary. Loan participations are typically unrated but the Adviser or Sub-Adviser will limit its investment in loan participations based upon its opinion of the quality of the investment and the Portfolio's general limitations with respect to lower rated investments.

     MORTGAGE-RELATED SECURITIES. The Portfolios (except the VP Financial Services, International and Growth and Income Portfolios) may invest their respective assets in certain types of mortgage-related securities. One type of mortgage-related security includes certificates that represent pools of mortgage loans assembled for sale to investors by various governmental and private organizations. These securities provide a monthly payment, which consists of both an interest and a principal payment that is in effect a "pass-through" of the monthly payment made by each individual borrower on his or her residential mortgage loan, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying residential property, refinancing, or foreclosure, net of fees or costs that may be incurred. Some certificates (such as those issued by the Government National Mortgage Association) are described as "modified pass-through." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, regardless of whether the mortgagor actually makes the payment.

     The Portfolios (except the VP Financial Services, International and Growth and Income Portfolios) may invest in U.S. Government agency mortgage-backed securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, including GNMA, FNMA, and FHLMC. These instruments might be considered derivatives. The primary risks associated with these instruments is the risk that their value will change with changes in interest rates and prepayment risk.

     A major governmental guarantor of pass-through certificates is the Government National Mortgage Association ("GNMA"). GNMA guarantees, with the full faith and credit of the United States government, the timely payments of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) are backed by pools of FHA-insured or VA-guaranteed mortgages. Other governmental guarantors (but not backed by the full faith and credit of the United States Government) include the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). FNMA purchases residential mortgages from a list of approved seller/services that include state and federally chartered savings and loan associations, mutual saving banks, commercial banks, credit unions and mortgage bankers.

     The Portfolios (except the VP Financial Services, International and Growth and Income Portfolios) may also purchase mortgage-backed securities issued by commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers that also create pass-through pools of conventional residential mortgage loans. Such issuers may in addition be the originators of the underlying mortgage loans as well as the guarantors of the pass-through certificates. Pools created by such non-governmental issuers generally offer a higher rate of return than governmental pools because there are no direct or indirect governmental guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. The insurance and guarantees are issued by government entities, private insurers and the mortgage poolers.

     It is expected that governmental or private entities may create mortgage loan pools offering pass-through investments in addition to those described above. As new types of pass-through securities are developed and offered to investors, the Adviser may, consistent with the Portfolios' investment objectives, policies and restrictions, consider making investments in such new types of securities.

     The Portfolios (except the VP Financial Services, International and Growth and Income Portfolios) may also invest in Privately Issued Collateralized Mortgage-Backed Obligations ("CMOs"), Interest Obligations ("IOs") and Principal Obligations ("POs"). The SmallCap Opportunities, Growth + Value, Research Enhanced Index, High Yield Bond, International Value, MagnaCap and Growth Opportunities Portfolios may invest up to 5% of its net assets in CMOs, IOs and POs when the Adviser or Sub-Adviser believes that such investments are consistent with the Portfolio's investment objective. Collateralized mortgage obligations or "CMOs" are debt obligations collateralized by mortgage loans or mortgage pass-through securities. Typically, privately issued CMOs are collateralized by Ginnie Mae, Fannie Mae or Freddie Mac Certificates, but also may be collateralized by whole loans or private pass-throughs (such collateral collectively hereinafter referred to as "Mortgage Assets"). Multi-class pass-through securities are equity interests in a trust composed of Mortgage Assets. Unless the context indicates otherwise, all references herein to CMOs include multi-class pass-through securities. Payments of principal of and interest on the Mortgage Assets, and any reinvestment income thereon, are the sources of funds used to pay debt service on the CMOs or make scheduled distributions on the multi-class pass-through securities.

     In a CMO, a series of bonds or certificates is issued in multiple classes. Each class of CMOs, often referred to as a "tranche," is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. The principal of and interest on the Mortgage Assets may be allocated among the several classes of a series of a CMO in innumerable ways.

     The aforementioned Portfolios may also invest in, among others, parallel-pay CMOs and Planned Amortization Class CMOs ("PAC Bonds").
Parallel-pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO structures, must be retired by its stated maturity date or final distribution date but may be retired earlier. PAC Bonds generally call for payments of a specified amount of principal on each payment date.

     Stripped mortgage-backed securities ("SMBS") are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. SMBS are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of Mortgage Assets. A common type of SMBS will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the Mortgage Assets, while the other classes will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on a 10 class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying Mortgage Assets, and a rapid rate of principal payments may have a material adverse effect on such security's yield to maturity. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a Portfolio may fail to recoup fully its initial investment in these securities. The determination of whether a particular Government-issued IO or PO backed by fixed-rate mortgages is liquid is made by the Adviser or Sub-Adviser under guidelines and standards established by the Board of Trustees. Such a security may be deemed liquid if it can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of net asset value per share.

     Investments in mortgage-related securities involve certain risks. In periods of declining interest rates, prices of fixed income securities tend to rise. However, during such periods, the rate of prepayment of mortgages underlying mortgage-related securities tends to increase, with the result that such prepayments must be reinvested by the issuer at lower rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of the purchase. Unanticipated rates of prepayment on underlying mortgages can be expected to increase the volatility of such securities. In addition, the value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers of mortgage-related securities owned by a Portfolio. Because investments in mortgage-related securities are interest sensitive, the ability of the issuer to reinvest favorably in underlying mortgages may be limited by government regulation or tax policy. For example, action by the Board of Governors of the Federal Reserve System to limit the growth of the nation's money supply may cause interest rates to rise and thereby reduce the volume of new residential mortgages. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantees and/or insurance, there is no assurance that private guarantors or insurers will be able to meet their obligations. Further, stripped mortgage-backed securities are likely to experience greater price volatility than other types of mortgage securities. The yield to maturity on the interest only class is extremely sensitive, both to changes in prevailing interest rates and to the rate of principal payments (including prepayments) on the underlying mortgage assets. Similarly, the yield to maturity on CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets. In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are made. A Portfolio could fail to fully recover its initial investment in a CMO residual or a stripped mortgage-backed security.

     The VP Convertible, Emerging Countries, International SmallCap Growth, LargeCap Growth and Worldwide Growth Portfolios may invest in foreign mortgage-related securities. Foreign mortgage-related securities are interests in pools of mortgage loans made to residential home buyers domiciled in a foreign country. These include mortgage loans made by trust and mortgage loan companies, credit unions, chartered banks, and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations (e.g., Canada Mortgage and Housing Corporation and First Australian National Mortgage Acceptance Corporation Limited). The mechanics of these mortgage-related securities are generally the same as those issued in the United States. However, foreign mortgage markets may differ materially from the U.S. mortgage market with respect to matters such as the sizes of loan pools, pre-payment experience, and maturities of loans.

     REPURCHASE AGREEMENTS. Each Portfolio may enter into repurchase agreements with respect to its portfolio securities. Pursuant to such agreements, the Portfolio acquires securities from financial institutions such as banks and broker-dealers as are deemed to be creditworthy by the Adviser or Sub-Adviser, subject to the seller's agreement to repurchase and the Portfolio's agreement to resell such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Portfolio plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the underlying portfolio security). Securities subject to repurchase agreements will be held by the Custodian or in the Federal Reserve/Treasury Book-Entry System or an equivalent foreign system. The seller under a repurchase agreement will be required to maintain the value of the underlying securities at not less than 102% of the repurchase price under the agreement. If the seller defaults on its repurchase obligation, the Portfolio holding the repurchase agreement will suffer a loss to the extent that the proceeds from a sale of the underlying securities is less than the repurchase price under the agreement. Bankruptcy or insolvency of such a defaulting seller may cause the Portfolio's rights with respect to such securities to be delayed or limited. Repurchase agreements are considered to be loans under the Investment Company Act.

     RESTRICTED AND ILLIQUID SECURITIES. Each Portfolio may invest in an illiquid security if the Adviser or Sub-Adviser believes that it presents an attractive investment opportunity, except that VP MagnaCap Portfolio may not invest in restricted securities. Generally, a security is considered illiquid if it cannot be disposed of within seven days at approximately its carrying value. Its illiquidity might prevent the sale of such a security at a time when the Adviser or Sub-Adviser might wish to sell, and these securities could have the effect of decreasing the overall level of a Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring the Portfolios to rely on judgments that may be somewhat subjective in determining value, which could vary from the amount that a Portfolio could realize upon disposition.

     Each Portfolio (except VP MagnaCap Portfolio) may purchase restricted securities (i.e., securities the disposition of which may be subject to legal restrictions) and securities that may not be readily marketable. Because of the nature of these securities, a considerable period of time may elapse between the Portfolios' decision to dispose of these securities and the time when the Portfolios are able to dispose of them, during which time the value of the securities could decline. The expenses of registering restricted securities (excluding securities that may be resold by the Portfolios pursuant to Rule
144A) may be negotiated at the time such securities are purchased by the Portfolios. When registration is required before the securities may be resold, a considerable period may elapse between the decision to sell the securities and the time when the Portfolios would be permitted to sell them. Thus, the Portfolios may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell. The Portfolios may also acquire securities through private placements. Such securities may have contractual restrictions on their resale, which might prevent their resale by the Portfolios at a time when such resale would be desirable. Securities that are not readily marketable will be valued by the Portfolios in good faith pursuant to procedures adopted by the Trust's Board of Trustees.

     Restricted securities, including private placements, are subject to legal or contractual restrictions on resale. They can be eligible for purchase by certain institutional investors known as "qualified institutional buyers," without registering with the SEC. Under the Portfolios' procedures, restricted securities could be treated as liquid. However, some restricted securities may be illiquid and restricted securities that are treated as liquid could be less liquid than registered securities traded on established secondary markets. The Portfolios may not invest more than 15% (5% for the VP Growth and Income Portfolio) of its net assets in illiquid securities, measured at the time of investment. Each Portfolio will adhere to a more restrictive investment limitation on its investments in illiquid or restricted securities as required by the securities laws of those jurisdictions where shares of the Portfolios are registered for sale.

     REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLL AGREEMENTS. Each Portfolio may enter into reverse repurchase agreements and dollar roll agreements, except that the VP Financial Services Portfolio may not enter either type of agreement and the Growth and Income and International Portfolios may not enter dollar roll agreements. A dollar roll agreement is identical to a reverse repurchase agreement except for the fact that substantially identical securities may be repurchased. Under a reverse repurchase agreement or a dollar roll agreement, a Portfolio sells securities and agrees to repurchase them, or substantially similar securities in the case of a dollar roll agreement, at a mutually agreed upon date and price. The Portfolio does not account for dollar rolls as borrowing. At the time the Portfolio enters into a reverse repurchase agreement or a dollar roll agreement, it will establish and maintain a segregated account with its custodian containing cash, U.S. government securities, or other liquid assets from its portfolio having a value not less than the repurchase price (including accrued interest).

     While the use of reverse repurchase agreements and dollar roll agreements creates opportunities for increased income, the use of these agreements may involve the risk that the market value of the securities to be repurchased by a Portfolio may decline below the price at which the Portfolio is obligated to repurchase. Also, in the event the buyer of securities under a reverse repurchase agreement or a dollar roll agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Portfolio's obligation to repurchase the securities, and the Portfolio's use of the proceeds of the reverse repurchase agreement or the dollar roll agreement may effectively be restricted pending such decision. Dollar roll agreements may be treated as sales for tax purposes.

     U.S. GOVERNMENT SECURITIES. The Portfolios may invest in U.S. Government securities which include instruments issued by the U.S. Treasury, such as bills, notes and bonds. These instruments are direct obligations of the U.S. Government and, as such, are backed by the full faith and credit of the United States. They differ primarily in their interest rates, the lengths of their maturities and the dates of their issuances. In addition, U.S. Government securities include securities issued by instrumentalities of the U.S. Government, such as the Government National Mortgage Association, which are also backed by the full faith and credit of the United States. Also included in the category of U.S. Government securities are instruments issued by instrumentalities established or sponsored by the U.S. Government, such as the Student Loan Marketing Association, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation. While these securities are issued, in general, under the authority of an Act of Congress, the U.S. Government is not obligated to provide financial support to the issuing instrumentalities, although under certain conditions certain of these authorities may borrow from the U.S. Treasury. In the case of securities not backed by the full faith and credit of the U.S., the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the U.S. itself in the event the agency or instrumentality does not meet its commitment. Each Portfolio will invest in securities of such agencies or instrumentalities only when the Adviser is satisfied that the credit risk with respect to any instrumentality is comparable to the credit risk of U.S. government securities backed by the full faith and credit of the United States.

     TEMPORARY DEFENSIVE AND OTHER SHORT-TERM POSITIONS. Each Portfolio's assets may be invested in certain short-term, high-quality debt instruments (and, in the case of the VP Financial Services Portfolio, investment grade debt instruments) and in U.S. Government securities for the following purposes: (i) to meet anticipated day-to-day operating expenses; (ii) pending the Adviser's or Sub-Adviser's ability to invest cash inflows; (iii) to permit the Portfolio to meet redemption requests; and (iv) for temporary defensive purposes. A Portfolio for which the investment objective is capital appreciation may also invest in such securities if the Portfolio's assets are insufficient for effective investment in equities.

     Although it is expected that each Portfolio will normally be invested consistent with its objectives and policies, the short-term instruments in which a Portfolio may invest include: (i) short-term obligations of the U.S.
Government and its agencies, instrumentalities, authorities or political subdivisions; (ii) other short-term debt securities; (iii) commercial paper, including master notes; (iv) bank obligations, including certificates of deposit, time deposits and bankers' acceptances; and (v) repurchase agreements.

                     RISK FACTORS AND SPECIAL CONSIDERATIONS

     BORROWING. The VP Convertible, Emerging Countries, International SmallCap Growth, and Worldwide Growth Portfolios may borrow for temporary emergency purposes up to 20% of the value of the respective Portfolio's total assets at the time of the borrowing. The Portfolios may borrow money from banks only if immediately after such borrowing, the value of the Portfolio's assets, including the amount borrowed less its liabilities, is equal to at least 300% of the amount borrowed, plus all outstanding borrowings. If the asset coverage is not maintained, the Portfolio will take prompt action to reduce its borrowings as required by applicable law.

     The SmallCap Opportunities, Growth + Value, Research Enhanced Index, High Yield Bond, International Value, MagnaCap and Growth Opportunities Portfolios may each borrow in accordance with the provisions provided under their respective "Investment Restrictions" section.

     As a temporary measure for extraordinary or emergency purposes the Growth and Income Portfolio may borrow money from a bank not is excess of the lesser of: (a) 5% of the gross assets of the Portfolio at the current market value at the time of such borrowing; or (b) 10% of the gross assets of the Portfolio taken at cost.

     For temporary emergency purposes, the International Portfolio may borrow money in amounts not exceeding 5% of the value of its total assets at the time of the borrowing. For the purpose of leveraging, the International Portfolio may borrow money from banks only if immediately after such borrowing, the value of the Portfolio's assets, including the amount borrowed less its liabilities, is equal to at least 300% of the amount borrowed, plus all outstanding borrowings. If at any time, the value of the International Portfolio's assets fails to meet the 300% asset coverage requirement relative only to leveraging, the Portfolio will, within three days (not including Sundays and holidays), reduce its borrowings to the extent necessary to meet the 300% test.

     The Financial Services Portfolio may borrow, only in an amount up to 15% of its total assets to obtain such short-term credits as are necessary for the clearance of securities transactions.

     Under the 1940 Act, each Portfolio is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to
less  than  300%  due  to  market  fluctuations  or  otherwise,   even  if  such
liquidations of the Portfolio's holdings may be disadvantageous from an investment standpoint.

     When a Portfolio borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If a Portfolio makes additional investments while borrowings are outstanding, this may be construed as a form of leverage.

     Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the Portfolio's net asset value, and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income received from the securities purchased with borrowed funds.

     FUTURES CONTRACTS AND RELATED OPTIONS. A Portfolio will not use leverage when it enters into long futures contracts or related options. For each long position that a Portfolio enters into, it will segregate cash or cash equivalents having a value equal to the market value of the contract as collateral with the custodian of the Portfolio. A Portfolio will not enter into futures contracts and related options if as a result the aggregate of the initial margin deposits on a Portfolio's existing futures and premiums paid for unexpired options exceeds 5% of the fair market value of that Portfolio's assets.

     Using futures contracts and related options involves certain risks, including (1) the risk of imperfect correlation between fluctuations in the value of a futures contract and the portfolio security that is being hedged; (2) the risk that a Portfolio may underperform a fund that does not make use of these instruments; (3) the risk that no active market will be available to offset a position; and (4) the risk that the Adviser or Sub-Adviser will not be able to predict correctly movements in the direction of the interest rate and foreign currency markets. Loss from futures transactions is potentially unlimited.

     Certain exchanges on which futures are traded may establish daily limits in the amount that the price of a futures or related option contract may fluctuate from the previous day's settlement price. When a daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. If a daily limit were reached, a Portfolio might be prevented from liquidating unfavorable positions and thus incur losses. In certain situations, a Portfolio might be unable to close a position and might also have to make daily cash payments of variation margin.

     SWAPS. In connection with swap transactions, a Portfolio relies on the other party to the transaction to perform its obligations pursuant to the underlying agreement. If there were a default by the other party to the transaction, the Portfolio would have contractual remedies pursuant to the agreement, but could incur delays in obtaining the expected benefit of the transaction or loss of such benefit. In the event of insolvency of the other party, the Portfolio might be unable to obtain its expected benefit. In addition, while each Portfolio will seek to enter into such transactions only with parties which are capable of entering into closing transactions with the Portfolio, there can be no assurance that a Portfolio will be able to close out such a transaction with the other party, or obtain an offsetting position with any other party, at any time prior to the end of the term of the underlying agreement. This may impair a Portfolio's ability to enter into other transactions at a time when doing so might be advantageous.

     SECURITIES LENDING. The Portfolios may lend portfolio securities to broker-dealers or other institutional borrowers in accordance with their respective fundamental policies but only when the borrower pledges cash collateral to the Portfolio and agrees to maintain such with the Portfolios' custodian so that it amounts at all times to at least 100% of the value of the securities loaned. Furthermore, each Portfolio may terminate its loans at any time, and must receive compensation that, in total and in whatever form, is equivalent to the sum of reasonable interest on the collateral as well as dividends, interest, or other distributions paid on the security during the loan period. The loan agreement shall not reduce the risk of loss or opportunity for gain by the Portfolio on the securities transferred pursuant to the agreement. Upon expiration of the loan, the borrower of the securities will be obligated to return to that Portfolio the same number and kind of securities as those loaned together with any applicable duly executed stock powers and the Portfolios must be permitted to exercise all voting rights, if there are any, with respect to the securities lent. The Portfolios may pay reasonable fees in connection with the loan, including reasonable fees to the Portfolios' custodian for its services.

     SHORT SALES AND "SHORT SALES AGAINST THE BOX". Each Portfolio (except the Convertible, Emerging Countries, Financial Services, International, Growth and Income, LargeCap Growth, and MagnaCap Portfolios) may each make "short sales against the box." A short sale is a transaction in which a party sells a security it does not own in anticipation of a decline in the market value of that security. A short sale is "against the box" to the extent that a Portfolio contemporaneously owns or has the right to obtain securities identical to those sold short.

     STOCK INDEX OPTIONS. The Portfolios may purchase options to hedge against risks of broad price movements in the equity markets that in some market environments may correlate more closely with movements in the value of lower rated bonds than to changes in interest rates. When a Portfolio sells an option on a stock index, it will have to establish a segregated account with its custodian in which the Portfolio will deposit cash or other liquid assets or a combination of both in an amount equal to the market value of the option, measured on a daily basis, and will have to maintain the account while the option is open. For some options, no liquid secondary market may exist or the market may cease to exist.

     ZERO COUPON, STEP COUPON AND PIK BONDS. The Portfolios (except the Growth and Income, LargeCap Growth, Financial Services, Worldwide Growth, Emerging Countries and International Portfolios) may invest their assets in any combination of zero coupon bonds, step coupon bonds and bonds on which interest is payable in kind ("PIK bonds"). The Convertible Portfolio will limit its investment in zero coupon securities to 35% of its net assets. A zero coupon bond is a bond that does not pay interest currently for its entire life. Step coupon bonds frequently do not entitle the holder to any periodic payments of interest for some initial period after the issuance of the obligation; thereafter, step coupon bonds pay interest for fixed periods of time at particular interest rates (a "step coupon bond"). In the case of a zero coupon bond, the nonpayment of interest on a current basis may result from the bond having no stated interest rate, in which case the bond pays only principal at maturity and is initially issued at a discount from the face value. Alternatively, a zero coupon obligation may provide for a stated rate of interest, but provide that such interest is not payable until maturity, in which case the bond may initially be issued at par. The value to the investor of a zero coupon or step coupon bond is represented by the economic accretion either of the difference between the purchase price and the nominal principal amount (if no interest is stated to accrue) or of accrued, unpaid interest during the bond's life or payment deferral period. PIK bonds are obligations that provide that the issuer thereof may, at its option, pay interest on such bonds in cash or in the form of additional debt securities. Such securities benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash. The Portfolio generally will accrue income on such investments for tax and accounting purposes, which would be distributed to the shareholder (Variable Account) from available cash or liquidated assets. See also "Dividends and Distributions" and "Federal Income Tax Status." The market prices of zero coupon, step coupon and PIK bonds are more volatile than the market prices of securities that pay interest periodically in cash, and are likely to respond to changes in interest rates to a greater degree than do bonds that have similar maturities and credit quality on which regular cash payments of interest are being made.

     RISKS OF INTERNATIONAL INVESTING. Investments in foreign securities involve special risks, including currency fluctuations, political or economic instability in the country of issue and the possible imposition of exchange controls or other laws or restrictions. In addition, securities prices in foreign markets are generally subject to different economic, financial, political and social factors than are the prices of securities in U.S. markets. With respect to some foreign countries, there may be the possibility of expropriation or confiscatory taxation limitations on liquidity of securities of political or economic developments that could affect the foreign investments of the Portfolio. Moreover, securities of foreign issuers generally will not be registered with the SEC, and such issuers will generally not be subject to the SEC's reporting requirements. Accordingly, there is likely to be less publicly available information concerning certain of the foreign issuers of securities held by the Portfolio than is available concerning U.S. companies. Foreign companies are also generally not subject to uniform accounting, auditing and financial reporting standards or to practices and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign broker-dealers, financial institutions and listed companies than exists in the U.S. These factors could make foreign investments, especially those in developing countries, more volatile. All of the above issues should be considered before investing in the Portfolio.

     EMERGING MARKETS AND RELATED RISKS. The International Value Portfolio may invest up to 25% of its assets in securities of companies located in countries with emerging securities markets. Emerging markets are the capital markets of any country that in the opinion of the Sub-Adviser is generally considered a developing country by the international financial community. Currently, these markets include, but are not limited to, the markets of Argentina, Brazil, Chile, China, Colombia, Czech Republic, Greece, Hungary, India, Indonesia, Israel, Korea, Malaysia, Mexico, Pakistan, Peru, the Philippines, Poland,
Portugal, Slovak Republic, Sri Lanka, Taiwan, Thailand, Turkey, Venezuela and countries of the former Soviet Union. As opportunities to invest in other emerging markets countries develop, the International Value Portfolio expects to expand and diversify further the countries in which it invests.

     Investing in emerging market securities involves risks which are in addition to the usual risks inherent in foreign investments. Some emerging markets countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Further, certain currencies may not be traded internationally. Certain of these currencies have experienced a steady devaluation relative to the U.S. dollar. Any devaluations in the currencies in which the Portfolio's portfolio securities are denominated may have a detrimental impact on the Portfolio.

     Some countries with emerging securities markets have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain countries. Moreover, the economies of some countries may differ favorably or unfavorably from the U.S. economy in such respects as rate of growth of gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency, number and depth of industries forming the economy's base, governmental controls and investment restrictions that are subject to political change and balance of payments position. Further, there may be greater difficulties or restrictions with respect to investments made in emerging markets countries.

     Emerging securities markets typically have substantially less trading volume than U.S. markets, securities in many of such markets are less liquid, and their prices often are more volatile than securities of comparable U.S. companies. Such markets often have different clearance and settlement procedures for securities transactions, and in some markets there have been times when settlements have been unable to keep pace with the volume of transactions, making it difficult to conduct transactions. Delays in settlement could result in temporary periods when assets which the Portfolio desires to invest in emerging markets may be uninvested. Settlement problems in emerging markets countries also could cause the Portfolio to miss attractive investment opportunities. Satisfactory custodial services may not be available in some emerging markets countries, which may result in the Portfolio incurring additional costs and delays in the transportation and custody of such securities.

                 PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATION

     The Adviser, and the Sub-Advisers in the case of the Growth + Value Portfolio, International Value Portfolio, Research Enhanced Index Portfolio, and International SmallCap Growth Portfolio, place orders for the purchase and sale of securities, supervise their execution and negotiate brokerage commissions on behalf of each Portfolio. For purposes of this section, discussion of the Adviser includes the Sub-Advisers, but only with respect to the Growth + Value Portfolio, International Value Portfolio and Research Enhanced Index Portfolio. It is the practice of the Adviser to seek the best execution of orders and to negotiate brokerage commissions which in the Adviser's opinion are reasonable in relation to the value of the brokerage services provided by the executing broker. The primary factors considered in determining the firms to which brokerage orders are given are the Adviser's appraisal of the firm's ability to execute the order in the desired manner, the value of research services provided by the firm, and the firm's attitude toward and interest in mutual funds in general, including the sale of mutual funds managed and sponsored by the
Adviser. The Adviser does not offer or promise to any broker an amount or percentage of brokerage commissions as an inducement or reward for the sale of shares of the Portfolios although the Adviser may place orders with broker-dealers that have sold shares of the Portfolios or Variable Contracts whose proceeds are invested in Variable Contracts. Over-the-counter purchases and sales are transacted directly with principal market-makers except in those circumstances where in the opinion of the Adviser better prices and execution are available elsewhere.

     In general terms, the nature of research services provided by brokers encompasses statistical and background information, and forecasts and interpretations with respect to U.S. and foreign economies, U.S. and foreign money markets, fixed income markets and equity markets, specific industry groups, and individual issues. Research services will vary from firm to firm, with broadest coverage generally from the large full-line firms. Smaller firms in general tend to provide information and interpretations on a smaller scale, frequently with a regional emphasis. In addition, several firms monitor federal, state, local and foreign political developments; many of the brokers also provide access to outside consultants. The outside research assistance is particularly useful to the Adviser's staff since the brokers as a group tend to monitor a broader universe of securities and other matters than the Adviser's staff can follow. In addition, it provides the Adviser with a diverse perspective on financial markets. Research and investment information is provided by these and other brokers at no cost to the Adviser and is available for the benefit of other accounts advised by the Adviser and its affiliates and not all of this information will be used in connection with the Portfolios. While this information may be useful in varying degrees and may tend to reduce the Adviser's expenses, it is not possible to estimate its value and in the opinion of the Advisers it does not reduce the Adviser's expenses in a determinable amount. The extent to which the Adviser makes use of statistical, research and other services furnished by brokers is considered by the Adviser in the allocation of brokerage business but there is no formula by which such business is allocated. The Adviser does so in accordance with its judgment of the best interest of the Portfolios and their shareholders.

     Purchases and sales of fixed-income securities will usually be principal transactions. Such securities often will be purchased or sold from or to dealers serving as market-makers for the securities at a net price. Each Portfolio will also purchase such securities in underwritten offerings and will, on occasion, purchase securities directly from the issuer. Generally, fixed-income securities are traded on a net basis and do not involve brokerage commissions. The cost of executing fixed-income securities transactions consists primarily of dealer spreads and underwriting commissions.

     In purchasing and selling fixed-income securities, it is the policy of each Portfolio to obtain the best results taking into account the dealer's general execution and operational facilities, the type of transaction involved and other factors, such as the dealer's risk in positioning the securities involved. While the Adviser generally seeks reasonably competitive spreads or commissions, the Portfolios will not necessarily pay the lowest spread or commission available.

Each Portfolio may, in circumstances in which two or more dealers are in a position to offer comparable results, give preference to a dealer that provides or has provided research services to the Portfolios. By allocating transactions in this manner, the Adviser is able to supplement its research and analysis with the views and information of other securities firms.

     During  the  fiscal  years  ended   December  31,  2000,   1999  and  1998,
respectively, each of the Portfolios listed below paid total brokerage commissions indicated. Information is not provided for the Worldwide Growth Portfolio, International SmallCap Growth Portfolio, International Portfolio, Emerging Countries Portfolio, Growth and Income Portfolio, Large Cap Growth Portfolio, Financial Services Portfolio or Convertible Portfolio, because those Portfolios were not operational during the periods shown.

           BROKERAGE COMMISSIONS PAID DURING MOST RECENT FISCAL YEARS


                                                2000         1999         1998
                                                ----         ----         ----
SmallCap Opportunities Portfolio ........     $233,357     $103,063     $53,311
Growth + Value Portfolio ................     $123,839     $ 60,068     $87,380
International Value Portfolio ...........     $ 71,177     $ 42,879     $20,741
Research Enhanced Index Portfolio .......     $ 16,698     $ 17,217          --
High Yield Bond Portfolio ...............     $  2,346     $    146          --
MagnaCap Portfolio ......................     $  1,521           --          --
Growth Opportunities Portfolio ..........     $ 10,148           --          --
MidCap Opportunities Portfolio ..........     $  3,040           --          --

                               PORTFOLIO TURNOVER

     A change in securities held in the portfolio of a Portfolio is known as "Portfolio Turnover" and may involve the payment by a Portfolio of dealer mark-ups or brokerage or underwriting commissions and other transaction costs on the sale of securities, as well as on the reinvestment of the proceeds in other securities. Portfolio turnover rate for a fiscal year is the percentage determined by dividing the lesser of the cost of purchases or proceeds from sales of portfolio securities by average of the value of portfolio securities during such year, all excluding securities whose maturities at acquisition were one year or less. A Portfolio cannot accurately predict its turnover rate, however the rate will be higher when a Portfolio finds it necessary to significantly change its portfolio to adopt a temporary defensive position or respond to economic or market events. A high turnover rate would increase commission expenses and may involve realization of gains. Each Portfolio's historical turnover rates are included in the Financial Highlights tables in the prospectus.

                    SERVICES OF THE ADVISER AND ADMINISTRATOR

     Pursuant to an Investment Advisory Agreement with the Trust, ING Pilgrim Investments acts as the investment adviser to each Portfolio. The Adviser, subject to the authority of the Trustees, and subject to certain responsibilities being delegated to the Sub-Adviser for the Growth + Value
Portfolio, the Sub-Adviser for the International Value Portfolio, the Sub-Adviser for the Research Enhanced Index Portfolio, and the Sub-Adviser for the International SmallCap Growth Portfolio, is responsible for furnishing continuous investment supervision to the Portfolios and is responsible for the management of the Portfolios.

     ING Pilgrim Investments is registered as an investment adviser with the SEC and serves as an investment adviser to registered investment companies (or series thereof), as well as privately managed accounts. As of March 31, 2001, the Adviser had assets under management of over $17.8 billion. ING Pilgrim
Investments is an indirect, wholly-owned subsidiary of ReliaStar Financial Corporation ("ReliaStar"). ReliaStar is an indirect wholly-owned subsidiary of ING Groep N.V. (NYSE: ING) ("ING Group"). ING Group is a global financial institution active in the field of insurance, banking and asset management. Headquartered in Amsterdam, it conducts business in more than 65 countries, and has almost 100,000 employees. ING Group seeks to provide a full range of integrated financial services to private, corporate, and institutional clients through a variety of distribution channels. The principal executive offices are located at Strawinskylaan 2631, 1077 ZZ Amsterdam, P.O. Box 810, 1000 AV Amsterdam, the Netherlands.

     ING Pilgrim Investments charges each of the SmallCap Opportunities, Growth + Value, Research Enhanced Index and High Yield Bond Portfolios, a fee at the annual rate of 0.75% on the first $250,000,000 of aggregate average daily net assets of each of these Portfolios, 0.70% on the next $250,000,000 of such assets, 0.65% on the next $250,000,000 of such assets; 0.60% on the next $250,000,000 of such assets, and 0.55% on the remaining aggregate daily net assets of each of these Portfolios, in excess of $1 billion.

     ING Pilgrim Investments charges the International Value Portfolio a fee at the annual rate of 1.00% of aggregate average daily net assets of this Portfolio.

     ING Pilgrim Investments charges the Growth Opportunities Portfolio, the MagnaCap Portfolio and the MidCap Opportunities Portfolio a fee at the annual rate of 0.75% of aggregate average daily net assets of those Portfolios.

     ING  Pilgrim  Investments  charges  the  Worldwide  Growth,   International
SmallCap Growth, International and Emerging Countries Portfolios a fee of the annual rate of 1.00% of aggregate average daily net assets of those Portfolios.

     ING Pilgrim Investments charges the Growth and Income, LargeCap Growth, Financial Services and Convertible Portfolios a fee at the annual rate of 0.75% of aggregate average daily net assets of those Portfolios.

     The Investment Advisory Agreement for the SmallCap Opportunities, Growth + Value, Research Enhanced Index and High Yield Bond Portfolios was approved by the Trustees of the Trust on January 26, 1994, and by the sole Shareholder of the SmallCap Opportunities, Growth + Value, Research Enhanced Index, and High Yield Bond Portfolios on April 15, 1994. The Investment Advisory Agreement continues in effect from year to year if specifically approved annually by (a) the Trustees, acting separately on behalf of the SmallCap Opportunities, Growth + Value, Research Enhanced Index and High Yield Bond Portfolios, including a majority of the Disinterested Trustees, or (b) a majority of the outstanding voting securities of the SmallCap Opportunities, Growth + Value, Research Enhanced Index, and High Yield Bond Portfolios as defined in the 1940 Act.

     The Investment Advisory Agreement for the International Value Portfolio was approved by the Trustees of the Trust on April 24, 1997, and by the sole
Shareholder of the International Value Portfolio on April 30, 1997. The Investment Agreement continues in effect from year to year if specifically approved annually by (a) the Trustees, acting separately on behalf of the International Value Portfolio, including a majority of the Disinterested Trustees, or (b) a majority of the outstanding voting securities of each class of the International Value Portfolio as defined in the 1940 Act.

     The Investment Advisory Agreement for the MagnaCap Portfolio, the Growth Opportunities Portfolio and the MidCap Opportunities Portfolio was approved by the Trustees of the Trust on January 27, 2000, and by the sole Shareholder of these Portfolios on April 28, 2000. The Investment Advisory Agreement became effective on April 30, 2000, and will continue in effect for a period of two years. Thereafter, the Investment Advisory Agreement will continue in effect from year to year if specifically approved annually by (a) the Trustees, acting separately on behalf of each of those Portfolios, including a majority of the Disinterested Trustees, or (b) a majority of the outstanding voting securities of each class of each of those Portfolios as defined in the 1940 Act.

     The Investment Advisory Agreements for the Worldwide Growth, International SmallCap Growth, International, Emerging Countries, Growth and Income, LargeCap Growth, Financial Services and Convertible Portfolios was approved by the Trustees of the Trust on February 26, 2001, and by the sole Shareholder of these Portfolios on April 30, 2001. The Investment Advisory Agreement became effective on April 30, 2001, and will continue in effect for a period of two years. Thereafter, the Investment Advisory Agreement will continue in effect from year to year if specifically approved annually by (a) the Trustees, acting separately on behalf of each of those Portfolios, including a majority of Disinterested Trustees, or (b) a majority of the outstanding voting securities of each class of each of those Portfolios as defined in the 1940 Act.

     Any Portfolio's Investment Advisory Agreement may be terminated without payment of any penalty by the Adviser, the Trustees or the sole Shareholder of the respective Portfolio on not more than 60 days and not less than 30 days' prior written notice. Otherwise, a Portfolio's Investment Advisory Agreement will remain in effect for two years and will, thereafter, continue in effect from year to year, subject to the annual approval of the Trustees or the vote of a majority of the outstanding voting securities of the respective Portfolio, and the vote, cast in person at a meeting duly called and held, of a majority of the Trustees of the respective Portfolio who are not parties to the Investment Advisory Agreement or "interested persons" (as defined in the 1940 Act) of any such Party. Such agreement will automatically terminate in the event of its assignment, as defined in Section 2(a)(4) of the 1940 Act.

     ING Pilgrim Group, LLC ("Administrator") serves as administrator for the Portfolios pursuant to an Administrative Services Agreement with the Portfolios. Prior to November 1, 1999, Northstar Administrators Corporation provided administrative services to the Trust. However, as a result of the acquisition of Pilgrim Capital Corporation by ReliaStar, Northstar Administrators Corporation was merged with Pilgrim Group, Inc. The Administrator is an affiliate of the Adviser. The address of the Administrator is 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258. Subject to the supervision of the Board of Trustees, the Administrator provides the overall business management and administrative services necessary to the proper conduct of the Portfolios' business, except for those services performed by the Portfolios' Adviser under the Investment Advisory Agreements, and the custodian and accounting agent for the Portfolios under the Custodian Agreement.

     The Administrator acts as liaison among these service providers to the Portfolios. The Administrator is also responsible for ensuring that the Portfolios operate in compliance with applicable legal requirements and for monitoring the Adviser for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolios.

     The Administrator's fee is accrued daily against the value of each Portfolio's net assets and is payable by each Portfolio monthly. The fee is computed daily and payable monthly, at an annual rate of 0.10% of each Portfolio's average daily net assets.

     The Administrative Services Agreement for the SmallCap Opportunities, Growth + Value, Research Enhanced Index and High Yield Bond Portfolios was approved by the Trustees of the Trust on January 26, 1994 and became effective on May 2, 1994. This Agreement continues in effect from year to year, provided such continuance is approved annually by a majority of the Trustees of the Trust.

     The Administrative Services Agreement for the International Value Portfolio was approved by the Trustees of the Trust on April 24, 1997. The Administrative Services Agreement for the International Value Portfolio became effective on May 1, 1997, and continues in effect from year to year, provided such continuance is approved annually by a majority of the Trustees of the Trust.

     The Administrative Services Agreement for the Growth Opportunities Portfolio, the MagnaCap Portfolio and the MidCap Opportunities Portfolio was approved by the Trustees of the Trust on January 27, 2000. The Administrative Services Agreement for the Growth Opportunities Portfolio, the MagnaCap Portfolio and the MidCap Opportunities Portfolio became effective on April 30, 2000, and will continue in effect for a period of two years. Thereafter, it will continue from year to year, provided such continuance is approved annually by a majority of the Trustees of the Trust.

     The Administrative Services Agreement for the Worldwide Growth, International SmallCap Growth, International, Emerging Countries, Growth and Income, LargeCap Growth, Financial Services and Convertible Portfolios was approved by the Trustees of the trust on February 26, 2001. The Administrative Services Agreement became effective on April 30, 2001, and will continue in effect for a period of two years. Thereafter, it will continue from year to year, provided such continuance is approved annually by a majority of the Trustees of the Trust.

     During the fiscal years ended December 31, 2000, 1999 and 1998, the Portfolios(1) paid the Adviser and Administrator the following investment advisory and administrative fees, respectively. Information is not provided for the Worldwide Growth, International SmallCap Growth, International, Emerging Countries, Growth and Income, LargeCap Growth, Financial Services or Convertible Portfolios, because those Portfolios were not operational during the periods shown.

                                                   ADVISORY  FEES                       ADMINISTRATIVE FEES
                                          ----------------------------------     ----------------------------------
                                            2000         1999         1998         2000         1999         1998
                                          --------     --------     --------     --------     --------     --------
SmallCap Opportunities Portfolio(2)       $874,430     $269,393     $166,694     $116,972     $ 35,919     $ 22,226
Growth + Value Portfolio(3)               $998,570     $406,374     $263,659     $133,964     $ 54,183     $ 35,154
International Value Portfolio(4)          $259,667     $180,408     $ 92,299     $ 26,148     $ 18,041     $  9,230
Research Enhanced Index Portfolio(5)      $205,302     $150,965     $ 94,002     $ 26,648     $ 21,231     $ 12,534
High Yield Bond Portfolio(6)              $100,603     $148,822     $120,634     $  9,532     $ 19,843     $ 16,085
MagnaCap Portfolio(7)(8)                  $  3,420          N/A          N/A     $    348          N/A          N/A
Growth Opportunities Portfolio(7)(9)      $ 17,042          N/A          N/A     $  2,385          N/A          N/A
MidCap Opportunities Portfolio(7)(10)     $  4,593          N/A          N/A     $    559          N/A          N/A

----------
(1)  The International Value Portfolio commenced operations on August 8, 1997.
(2) Does not reflect expense reimbursements, respectively, of $95,063, $68,278 and $71,511
(3) Does not reflect expense reimbursements, respectively, of $172,454, $89,668 and $77,366.
(4) Does not reflect expense reimbursements, respectively, of $113,480, $93,862 and $77,795.
(5) Does not reflect expense reimbursements, respectively, of $74,026, $77,764 and $61,380.
(6) Does not reflect expense reimbursements, respectively, of $44,609, $61,195 and $69,669.
(7)  Commenced operations on April 30, 2000.
(8)  Does not reflect expense reimbursements of $24,050.
(9)  Does not reflect expense reimbursements of $29,113.
(10) Does not reflect expense reimbursements of $29,939.

     Effective May 1, 2001, Class S shares of each Portfolio are subject to a Shareholder Services Plan (the "Plan"). Under the Plan, the Administrator is entitled to use proceeds from the Plan to make payments to insurance companies, broker-dealers or other financial intermediaries ("Shareholder Service Providers") for providing services to shareholders relating to Class S shares, including Variable Contract Owners with interests in the Portfolios.

     These payments may be used to pay for services ("Services") including, but not limited to: teleservicing support in connection with the Portfolios; delivery and responding to inquiries respecting Trust prospectuses, reports, notices, proxies and proxy statements and other information respecting the Portfolios; facilitation of the tabulation of Variable Contract Owners' votes in the event of a meeting of Trust shareholders; the conveyance of information relating to shares purchased and redeemed and share balances to the Trust, its transfer agent, or the Administrator as may be reasonably requested; provision of support services including providing information about the Trust and its Portfolios and answering questions concerning the Trust and its Portfolios, including questions respecting Variable Contract Owners' interests in one or more Portfolios; provision and administration of Variable Contract features for the benefit of Variable Contract Owners participating in the Trust, including fund transfers, dollar cost averaging, asset allocation, Portfolio rebalancing, earnings sweep, and pre-authorized deposits and withdrawals; and provision of other services as may be agreed upon from time to time.

     Under the terms of the Plan, each Portfolio makes payments to the Administrator at an annual rate of 0.25% of each Portfolio's average daily net assets attributable to its Class S shares. The expense of the Plan is borne solely by the Class S shares of each Portfolio.

     The Plan has been approved by the Board of Trustees of the Trust, including all of the Trustees who are not "interested persons" of the Trust, as defined in the 1940 Act, and who have no direct or indirect financial interest in the operation of the Plan ("Independent Trustees"), cast in person at a meeting called for that purpose. The Plan must be renewed annually by the Board of Trustees, including the Independent Trustees. The Plan may be terminated as to a Portfolio at any time, without any penalty, by such Trustees on 60 days' written notice.

     Any material amendments to the Plan must be approved by the Independent Trustees.

     During the fiscal year ended December 31, 2000, the Trust did not make any payments under the Plan because the Plan was not in effect until May 1, 2001.

                          SERVICES OF THE SUB-ADVISERS

     Pursuant to a Sub-Advisory Agreement between ING Pilgrim Investments and Navellier, dated November 1, 1998, Navellier serves as Sub-Adviser to the Growth + Value Portfolio. In this capacity, Navellier, subject to the supervision and control of Pilgrim Investments and the Trustees of the Growth + Value Portfolio, manages the Growth + Value Portfolio's investments, consistently with the Growth + Value Portfolio's investment objective, and executes any of the Growth + Value Portfolio's investment policies that it deems appropriate to utilize from time to time. Fees payable under the Sub-Advisory Agreement accrue daily and are paid monthly by Pilgrim Investments. As compensation for its services, ING Pilgrim Investments pays the Sub-Adviser at the annual rate of 0.35% of the average daily net assets of the Growth + Value Portfolio. Navellier is wholly owned and controlled by its sole stockholder, Louis G. Navellier. Navellier's address is 1 East Liberty, Third Floor, Reno, NV 89301. The Sub-Advisory Agreement was initially approved by the Trustees of the Growth + Value Portfolio on December 1, 1995, and by vote of shareholders of the Growth + Value Portfolio on January 31, 1996. The Sub-Advisory Agreement may be terminated without payment of any penalty by ING Pilgrim Investments, the Sub-Adviser, the Trustees of the Growth + Value Portfolio or the shareholders on not more than 60 nor less than 30 days prior written notice. Otherwise, the Sub-Advisory Agreement continues in effect from year to year, subject to the annual approval of the Trustees of the Growth + Value Portfolio, or the vote of a majority of the outstanding voting securities of the Growth + Value Portfolio, and the vote, cast in person at a meeting duly called and held, of a majority of the Trustees of Growth + Value Portfolio who are not parties to the Sub-Advisory Agreement or "interested persons" (as defined in the 1940 Act) of any such party.

     Pursuant to a Sub-Advisory Agreement between ING Pilgrim Investments and Brandes, dated July 24, 1997, Brandes acts as Sub-Adviser to the International Value Portfolio. In this capacity, Brandes, subject to the supervision and control of ING Pilgrim Investments and the Trustees of the International Value Portfolio, manages the International Value Portfolio's investments, consistently with International Value Portfolio's investment objective, and executes any of the International Value Portfolio's investment policies that it deems appropriate to utilize from time to time. Fees payable under the Sub-Advisory Agreement accrue daily and are paid monthly by ING Pilgrim Investments. As compensation for its services, ING Pilgrim Investments pays Brandes at the annual rate of 0.50% of the average daily net assets of the International Value Portfolio. Brandes' address is 12750 High Bluff Drive, San Diego, California 92130. Charles Brandes, who controls the general partner of Brandes, serves as one of the Managing Directors of Brandes. The Sub-Advisory Agreement for the International Value Portfolio was approved by the Trustees of the International Value Portfolio on April 24, 1997. The Sub-Advisory Agreement may be terminated without payment of any penalty by ING Pilgrim Investments, Brandes, the Trustees of the International Value Portfolio, or the shareholders of the International Value Portfolio on not more than 60 days and not less than 30 days prior written notice. Otherwise, the Sub-Advisory Agreement, continues in effect from year to year, subject to the annual approval of the Trustees of the International Value Portfolio, or the vote of a majority of the outstanding voting securities of the International Value Portfolio, and the vote, cast in person at a meeting duly called and held, of a majority of the Trustees of the International Value Portfolio who are not parties to the Sub-Advisory Agreement or "interested persons" (as defined in the 1940 Act) of any such Party.

     Pursuant to a Sub-Advisory Agreement between ING Pilgrim Investments and J.P. Morgan, dated April 30, 1999, J.P. Morgan acts as Sub-Adviser to the Research Enhanced Index Portfolio. In this capacity, J.P. Morgan, subject to the supervision and control of ING Pilgrim Investments and the Trustees of the Research Enhanced Index Portfolio, manages the Research Enhanced Index
Portfolio's investments, consistently with the Research Enhanced Index Portfolio's investment objective, and executes any of the Research Enhanced Index Portfolio's investment policies that it deems appropriate to utilize from time to time. Fees payable under the Sub-Advisory Agreement accrue daily and are paid monthly by ING Pilgrim Investments. As compensation for its services, ING Pilgrim Investments will pay J.P. Morgan at the annual rate of 0.20% of the average daily net assets of the Research Enhanced Index Portfolio. J.P. Morgan's address is 522 Fifth Avenue, New York, New York 10036. The Sub-Advisory Agreement for the Research Enhanced Index Portfolio was approved by the Trustees of the Research Enhanced Index Portfolio, on behalf of the Research Enhanced Index Portfolio on January 22, 1999. The Sub-Advisory Agreement may be terminated without payment of any penalty by ING Pilgrim Investments, the Trustees of the Research Enhanced Index Portfolio, or the shareholders of the Research Enhanced Index Portfolio on not more than 60 days and not less than 30 days prior written notice. Otherwise, the Sub-Advisory Agreement continues in effect from year to year, subject to the annual approval of the Trustees of the Research Enhanced Index Portfolio, or the vote of a majority of the outstanding voting securities of the Research Enhanced Index Portfolio, and the vote, cast in person at a meeting duly called and held, of a majority of the Trustees of the Research Enhanced Index Portfolio who are not parties to the Sub-Advisory Agreement or "interested persons" (as defined in the 1940 Act) of any such Party.

     Pursuant to a Sub-Advisory Agreement between ING Pilgrim Investments and NACM dated April 30, 2001, NACM acts as Sub-Adviser to the International SmallCap Growth Portfolio. In this capacity, subject to the supervision and control of ING Pilgrim Investments and the Trustees of the International SmallCap Growth Portfolio, NACM manages the International SmallCap Growth's investments, consistent with the International SmallCap Growth's investment objectives, and executes any of the International SmallCap Growth's policies that it deems appropriate to utilize from time to time. Fees payable under the Sub-Advisory Agreement accrue daily and are paid monthly by ING Pilgrim Investments. As compensation for its services, ING Pilgrim Investments will pay NACM at the following annual rates: 1.00% of the Portfolio's average net assets.

     During the fiscal years ended December 31, 2000, 1999 and 1998, the Portfolios paid the Sub-Advisers the following Sub-Advisory fees respectively. Information is not provided for the International SmallCap Portfolio because this Portfolio was not operational during the periods shown.


                                                   SUB-ADVISORY FEES
                                         ------------------------------------
                                           2000          1999          1998
                                         --------      --------      --------
Growth + Value Portfolio .............   $466,408      $177,138      $160,837
International Value Portfolio(1) .....   $      0(2)   $      0(2)   $      0(2)
Research Enhanced Index Portfolio(3)..   $ 58,779      $ 32,985           N/A

----------
(1)  The International Value Portfolio commenced operations on August 8, 1997.
(2) Brandes has agreed to waive all compensation until the Portfolio's net assets exceed $50 million.
(3) J.P. Morgan began sub-advising the Research Enhanced Index Portfolio on April 30, 1999.

                                 NET ASSET VALUE

     The net asset value ("NAV") per share of each Portfolio will be determined at the close of the general trading session of the New York Stock Exchange (the "Exchange"), on each business day the Exchange is open. The Exchange is scheduled to be closed on New Year's Day, Martin Luther King, Jr.'s Birthday, President's Day (observed), Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

     The NAV per share of each Portfolio is computed by dividing the value of such Portfolio's securities, plus any cash and other assets (including dividends and interest accrued but not collected) less all liabilities (including accrued expenses) by the number of shares of the Portfolio outstanding. See the Trust's current Prospectus for more information.

                PURCHASES, REDEMPTIONS AND EXCHANGE TRANSACTIONS

     ING Pilgrim Securities, Inc. ("Distributor"), a Delaware corporation, which is located at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258, serves as the Trust's Distributor pursuant to a Distribution Agreement with the Trust. The Distributor is not obligated to sell any specific amount of Trust shares and the offering is continuous.

     For information on purchases and redemptions of shares, see "Purchase of Shares" and "Redemption of Shares" in the Trust's Prospectus. The Trust may suspend the right of redemption of shares of any Portfolio and may postpone payment for more than seven days for any period: (i) during which the Exchange is closed other than customary weekend and holiday closings or during which trading on the Exchange is restricted; (ii) when the Securities and Exchange Commission determines that a state of emergency exists which may make payment or transfer not reasonably practicable; (iii) as the Securities and Exchange Commission may by order permit for the protection of the security holders of the Portfolios; or (iv) at any other time when the Portfolios may, under applicable laws and regulations, suspend payment on the redemption of their shares.

     Shares of any Portfolio may be exchanged for shares of any other Portfolio. Exchanges are treated as a redemption of shares of one Portfolio and a purchase of shares of one or more of the other Portfolios and are effected at the respective NAV per share of each Portfolio on the date of the exchange. The Trust reserves the right to modify or discontinue its exchange privilege at any time without notice.

     Variable Contract Owners do not deal directly with the Trust with respect to the purchase, redemption, or exchange of shares of a Portfolio, and should refer to the prospectus for the Variable Contract for information on allocation of premiums and on transfers of account value among divisions of the insurance company separate accounts that invest in the Portfolios.

     The Trust reserves the right to discontinue offering shares of one or more Portfolios at any time. In the event that a Portfolio ceases offering its shares, any investments allocated by the insurance company to such Portfolio will be invested in the fixed account portfolio or any successor to such Portfolio.

                           DIVIDENDS AND DISTRIBUTIONS

     All Portfolios (except the VP High Yield Bond Portfolio) declare and pay dividends quarterly. (The VP High Yield Bond Portfolio declares dividends daily and pays dividends quarterly). Any net long-term capital gains (the excess of net long-term capital gains over net short-term capital losses) for any Portfolio will be declared and paid at least once annually. Net realized short-term capital gains may be declared and paid more frequently.

                            FEDERAL INCOME TAX STATUS

     Each Portfolio intends to qualify each year as a regulated investment company under Subchapter M of the Code. Accordingly, a Portfolio generally expects not to be subject to federal income tax if it meets certain source of income, diversification of assets, income distribution, and other requirements, to the extent it distributes its investment company taxable income and its net capital gains.

     Distributions of investment company taxable income (which includes among other items, interest, dividends, and net realized short-term capital gains in excess of net realized long-term capital losses) and of net realized capital gains, whether received in cash or additional shares, are included in the gross income of the shareholder (the "Variable Account"). Distributions of investment company taxable income are treated as ordinary income for tax purposes in the hands of a separate account. Net capital gains designated as capital gain distributions by a Portfolio will, to the extent distributed, be treated as long-term capital gains in the hands of the Variable Account regardless of the length of time the Variable Account may have held the shares. A distribution will be treated as paid on December 31 of the calendar year if it is declared by a Portfolio in October, November, or December of that year to the shareholder of record on a date in such a month and paid by the Portfolio during January of the following calendar year. Such distributions will be taxable to the Variable Account in the calendar year in which they are declared, rather than the calendar year in which they are received. Tax consequences to the Variable Contract Owners are described in the prospectus for the Variable Account.

     If a Portfolio invests in stock of certain foreign corporations that generate largely passive investment-type income, or which hold a significant percentage of assets that generate such income (referred to as "passive foreign investment companies" or "PFICs"), these investments would be subject to special tax rules designed to prevent deferral of U.S. taxation of the Portfolio's share of the PFIC's earnings. In the absence of certain elections to report these earnings on a current basis, regardless of whether the Portfolio actually receives any distributions from the PFIC, investors in the Portfolio would be required to report certain "excess distributions" from, and any gain from the disposition of stock of, the PFIC as ordinary income. This ordinary income would be allocated ratably to the Portfolio's holding period for the stock. Any amounts allocated to prior years would be taxable at the highest rate of tax applicable in that year, increased by an interest charge determined as though the amounts were underpayments of tax.

     Certain requirements relating to the qualification of a Portfolio as a regulated investment company under the Code may limit the extent to which a Portfolio will be able to engage in transactions in options, futures contracts, or forward contracts. In addition, certain Portfolio investments may generate income for tax purposes that must be distributed even though cash representing such income is not received until a later period. To meet its distribution requirement the Portfolio may in those circumstances be forced to raise cash by other means, including borrowing or disposing of assets at a time when it may not otherwise be advantageous to do so.

     To comply with regulations under Section 817(h) of the Code, each Portfolio generally will be required to diversify its investments, so that on the last day of each quarter of a calendar year, no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. or an agency or instrumentality of the U.S. is treated as a security issued by the U.S. government or its agency or instrumentality, whichever is applicable. These regulations will limit the ability of a Portfolio to invest more than 55% of its assets in direct obligations of the U.S. Treasury or in obligations that are deemed to be issued by a particular agency or instrumentality of the U.S. government. If a Portfolio fails to meet the diversification requirements under Code Section 817(h), income with respect to Variable Contracts invested in the Portfolio at any time during the calendar quarter in which the failure occurred could become currently taxable to the owners of such Variable Contracts and income for prior periods with respect to such Variable Contracts also would be taxable, most likely in the year of the failure to achieve the required diversification. Other adverse tax consequences also could ensue.

     In connection with the issuance of the regulations governing diversification under Section 817(h) of the Code, the Treasury Department announced that it would issue future regulations or rulings addressing the circumstances in which a Variable Contract owner's control of the investments of a separate account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets held by a separate account. If the Variable Contract Owner is considered the owner of the securities underlying a separate account, income and gains produced by those securities would be included currently in the Variable Contract owner's gross income. Although it is not known what standards will be incorporated in future regulations or other pronouncements, the Treasury staff has indicated informally that it is concerned that there may be too much contract owner control where the Portfolio underlying a separate account invests solely in securities issued by companies in a specific industry. Similarly, the ability of a contract owner to select a Portfolio representing a specific economic risk may also be prescribed. These future rules and regulations proscribing investment control may adversely affect the ability of the Portfolios to operate as described in this Prospectus. There is, however, no certainty as to what standard, if any, the Treasury will ultimately adopt, and there can be no certainty that the future rules and regulations will not be given retroactive application. In the event that unfavorable rules or regulations are adopted, there can be no assurance that these or other Portfolios will be able to operate as currently described in the Prospectus, or that a Portfolio will not have to change its investment objectives, investment policies, or investment restrictions. While a Portfolio's investment objective is fundamental and may be changed only by a vote of a majority of its outstanding shares, the Trustees have reserved the right to modify the investment policies of a Portfolio as necessary to prevent any such prospective rules and regulations from causing the Variable Contract Owners to be considered the owners of the Portfolios underlying the Variable Account.

     Reference is made to the prospectus of the Variable Account for information regarding the federal income tax treatment of distributions to the Variable Account.

                              TRUSTEES AND OFFICERS

     The Trustees govern the Trust. The Trustees are experienced executives who oversee the Trust's activities, review contractual arrangements with companies that provide services to the Trust, and review the Trust's performance. The Trustees and principal officers of the Trust and their business affiliations for the past five years are set forth below. Unless otherwise noted, the mailing address of the Trustees and officers of the Trust is c/o ING Pilgrim Investments, LLC, 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258. An asterisk * has been placed next to the name of each Trustee who is an "interested person," as that term is defined in the 1940 Act, by virtue of that person's affiliation with the Trust, or ING Pilgrim Investments.

          PAUL S. DOHERTY. (Age 66) Trustee. President, of Doherty, Wallace, Pillsbury and Murphy, P.C., Attorneys. Mr. Doherty was formerly a Director of Tambrands, Inc. (1993 - 1998). Mr. Doherty is also a Director and/or Trustee of each of the Funds managed by the Adviser.

          ALAN L. GOSULE. (Age 60) Trustee. Partner of Clifford, Chance, Rogers & Wells LLP (since 1991). Mr. Gosule is a Director of F.L. Putnam Investment Management Co., Inc, Simpson Housing Limited
     Partnership, Home Properties of New York, Inc., and Colonnade Partners. Mr. Gosule is also a Director and/or Trustee of each of the Funds managed by the Adviser.

          WALTER H. MAY. (Age 64) Trustee. Retired. Mr. May was formerly Managing Director and Director of Marketing for Piper Jaffray, Inc. Mr. May is also a Director and/or Trustee of each of the Funds managed by the Adviser.

          *THOMAS J. MCINERNEY. (Age 44). Trustee. General Manger and Chief Executive Officer of ING U.S. Worksite Financial Services (since December 2000). Mr. McInerney was formerly President of Aetna Financial Services (August 1997 - December 2000), head of National Accounts and Core Sales and Marketing for Aetna U.S. Healthcare (April 1996 - March 1997), head of Corporate Strategies for Aetna Inc. (July 1995 - April 1996), and held a variety of line and corporate staff positions since 1978. Mr. McInerney is a member of the Board National Commission on Retirement Policy, the Governor's Council on Economics Competitiveness and Technology of Connecticut, the Board of Directors of the Connecticut Business & Industry Association, the Board of Trustees of the Bushnell, the Board for The Connecticut Forum, and the Board of the MetroHartford Chamber of Commerce, and is Chairman of Concerned Citizens for Effective Government. Effective February 26, 2001, Mr. McInerney is a director or trustee of each of the Pilgrim Funds.

          JOCK PATTON. (Age 55) Trustee. Private Investor. Director of Hypercom Corporation (since January 1999), and JDA Software Group, Inc. (since January 1999). Mr. Patton is also a Director of Buick of Scottsdale, Inc., National Airlines, Inc., BG Associates, Inc., BK Entertainment, Inc., Arizona Rotorcraft, Inc. and Director and Chief Executive Officer of Rainbow Multimedia Group, Inc. Mr. Patton was formerly Director of Stuart Entertainment, Inc., Director of Artisoft, Inc. (August 1994 - July 1998); and President and co-owner of StockVal, Inc. (April 1993 - June 1997). Mr. Patton is also a Director or Trustee of each of the Funds managed by the Adviser.

          DAVID W.C. PUTNAM. (Age 61) Trustee. President and Director of F.L. Putnam Securities Company, Inc. and affiliates. Mr. Putnam is Director of Anchor Investment Trusts, the Principled Equity Market Trust, and Progressive Capital Accumulation Trust. Mr. Putnam was formerly Director of Trust Realty Corp. and Bow Ridge Mining Co. Mr. Putnam is also a Director and/or Trustee of each of the Funds managed by the Adviser.

          BLAINE E. RIEKE. (Age 67) Trustee. General Partner of Huntington Partners (1997 - Present). Mr. Rieke was formerly Chairman and Chief Executive Officer of Firstar Trust Company (1973 - 1996). Mr. Rieke is currently the Chairman of the Board and a trustee of each of the ING Funds. Effective February 26, 2001, Mr. Rieke will also become a director or trustee of each of the Pilgrim Funds.

          *JOHN G. TURNER. (Age 61) Trustee and Vice Chairman of ING Americas. Mr Turner was formerly Chairman and Chief Executive Officer of ReliaStar Financial Corp. and ReliaStar Life Insurance Co. (1993-2000); Chairman of ReliaStar United Services Life Insurance Company and ReliaStar Life Insurance Company of New York (1995-2000); Chairman of Northern Life Insurance Company (1992-2000); Chairman and Director/Trustee of the Northstar affiliated investment companies (October 1993-2000). Mr. Turner was formerly Director of Northstar Investment Management Corporation and affiliates (1993-1999); President of ReliaStar Financial Corp. and ReliaStar Life Insurance Co. (1989-1991) and President and Chief Operating Officer of ReliaStar Life Insurance Company (1986-1991). Mr. Turner is also Chairman of each of the Funds managed by the Adviser.

          RICHARD A. WEDEMEYER. (Age 64). Trustee. Vice President of The Channel Corporation (1996 - present). Mr. Wedemeyer was formerly Vice President of Performance Advantage, Inc. (1992 - 1996), and Vice President, Operations and Administration of Jim Henson Productions (1979 - 1997). Mr. Wedemeyer is a trustee of the First Choice Funds. Mr. Wedemeyer is a trustee of each of the ING Funds. Effective February 26, 2001, Mr. Wedemeyer is a director or trustee of each of the Pilgrim Funds.

     ADVISORY BOARD MEMBERS

     Unless otherwise noted, the mailing address of the Advisory Board Members is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258. The following individual serves as an Advisory Board Member for the Trust. Advisory Board members are not Trustees and have no voting rights on the Board:

          MARY A. BALDWIN, PH.D. (Age 61) Advisory Board Member. Realtor, Coldwell Banker Success Realty (formerly, The Prudential Arizona Realty) for more than the last five years. Ms. Baldwin is also Vice President, United States Olympic Committee (November 1996 - Present), and formerly Treasurer, United States Olympic Committee (November 1992
     - November 1996). Ms. Baldwin is also a member of the Advisory Board of each of the Funds managed by the Adviser.

     OFFICERS

     Unless otherwise noted, the mailing address of the officers is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258. The following individuals serve as officers for the Trust:

          Stanley D. Vyner, EXECUTIVE VICE PRESIDENT AND CHIEF INVESTMENT OFFICER - FIXED INCOME AND INTERNATIONAL EQUITIES. (Age 50) Executive Vice President of most of the other Pilgrim Funds (since July 1996). Formerly President and Chief Executive Officer of Pilgrim Investments (August 1996 - August 2000).

          James M. Hennessy,  CHIEF EXECUTIVE  OFFICER AND PRESIDENT.  (Age
     52) President and Chief Executive Officer of each of the Pilgrim Funds (since February 2001), Chief Operating Officer of each of the Pilgrim Funds (since July 2000), Director of ING Pilgrim Group, LLC, ING Pilgrim Investments, LLC, ING Pilgrim Securities, Inc., ING Pilgrim Capital Corporation, LLC, ING Pilgrim Advisers, Inc., Lexington Funds Distributor, Inc., ING Pilgrim Quantitative Management, Inc., Express America T.C. Corporation, EAMC Liquidation Corp. (since December
     2000),  and  President  and Chief  Executive  Officer  of ING  Pilgrim
     Investments, LLC, ING Pilgrim Group, LLC, ING Pilgrim Capital Corporation, LLC, ING Pilgrim Advisers, Inc., Express America T.C. Corporation, EAMC Liquidation Corp. (since December 2000). Formerly Senior Executive Vice President (June 2000 - December 2000) and Secretary (April 1995 - December 2000), ING Pilgrim Capital Corporation, LLC, ING Pilgrim Group, LLC, ING Pilgrim Investments, LLC, ING Pilgrim Advisors, Inc., Express America T.C. Corporation, EAMC Liquidation Corp.; Senior Executive Vice President (July 2000 - February 2001) and Secretary (April 1995 - February 2001) of each of the Pilgrim Funds; Executive Vice President, Pilgrim Capital Corporation and its affiliates (May 1998 - June 2000) and Senior Vice President, Pilgrim Capital and its affiliates (April 1995 - April
     1998).

          Michael J. Roland, SENIOR VICE PRESIDENT AND PRINCIPAL FINANCIAL OFFICER. (Age 42) Senior Vice President and Chief Financial Officer, ING Pilgrim Group, ING Pilgrim Investments and ING Pilgrim Securities (since June 1998); Senior Vice President and Principal Financial Officer of each of the other Pilgrim Funds. He served in same capacity from January, 1995 - April, 1997. Formerly, Chief Financial Officer of Endeaver Group (April, 1997 to June, 1998).

          Robert S. Naka, SENIOR VICE PRESIDENT AND ASSISTANT SECRETARY. (Age 36) Senior Vice President, ING Pilgrim Investments (since November 1999) and ING Pilgrim Group, Inc. (since August 1999). Senior Vice President and Assistant Secretary of each of the other Pilgrim Funds. Formerly Vice President, ING Pilgrim Investments (April 1997 - October 1999), ING Pilgrim Group (February 1997 - August 1999). Formerly Assistant Vice President, ING Pilgrim Group (August 1995 - February 1997).

          G. David Underwood, SENIOR VICE PRESIDENT AND SENIOR PORTFOLIO MANAGER. (Age 51) Senior Vice President, ING Pilgrim Investments (since January 2000). Formerly Vice President, ING Pilgrim Investments (December 1996 - December 2000); Director of Funds Management, First Interstate Capital Management (January 1995 - November 1996).

          Edwin Schriver, SENIOR VICE PRESIDENT AND SENIOR PORTFOLIO MANAGER. (Age 55) Senior Vice President, ING Pilgrim Investments (since November 1999). Formerly, Senior High Yield Analyst for Dreyfus Corporation (from April 1998 to November 1999); President of Cresent City Research (from July 1993 to April 1998).

          Jeffrey Bernstein, SENIOR VICE PRESIDENT AND SENIOR PORTFOLIO MANAGER. (Age 34) Senior Vice President, ING Pilgrim Investments (since October 1999). Formerly, Portfolio Manager for Northstar Investment Management Corp. (May 1998 - October 1999); Portfolio Manager for Strong Capital Management (1997 - May 1998); Portfolio Manager for Berkeley Capital (1995-1997).

          Richard T. Saler, SENIOR VICE PRESIDENT AND PORTFOLIO MANAGER. (Age 39) Senior Vice President and Director of International Equity Investment Strategy, ING Pilgrim Investments (since January 1994). Formerly, Senior Vice President and Director of International Equity Strategy, Lexington (1986 - July 2000).

          Phillip A. Schwartz, SENIOR VICE PRESIDENT AND PORTFOLIO MANAGER. (Age 39) Senior Vice President and Director of International Equity Investment Strategy, ING Pilgrim Investments (since January 1998). Formerly, Vice President, European Research Sales for Cheuvreux de Virieu (1993 - January 1998).

          Alan H. Wapnick, SENIOR VICE PRESIDENT AND PORTFOLIO MANAGER. (Age 55) Senior Vice President and Senior Portfolio Manager, ING Pilgrim Investments (since July 2000). Formerly, Senior Vice President and Senior Portfolio Manager, Lexington Management Corporation (1986 - July 2000); Equity Analyst for Merrill Lynch, L.W. Seligman, Dean Witter and Union Carbide Corporation (prior to 1986).

          Robyn L. Ichilov, VICE PRESIDENT AND TREASURER. (Age 33) Vice President, ING Pilgrim Investments (since August 1997), Accounting Manager (since November 1995). Vice President and Treasurer of most of the other Pilgrim Funds.

          Mary Lisanti, EXECUTIVE VICE PRESIDENT AND CHIEF INVESTMENT OFFICER - DOMESTIC EQUITIES. (Age 44) Executive Vice President and Chief Investment Adviser - Equities, ING Pilgrim Investments (since November 1999). Formerly Portfolio Manager, Strong Capital Management and Managing Director and Head of Small- and MidCapitalization Equity Strategies at Bankers Trust Corporation (1993 - 1996).

          Kimberly A. Anderson, VICE PRESIDENT AND SECRETARY. (Age 36) Vice President of ING Pilgrim Group (since January 2001) and Vice President and Secretary of each of the Pilgrim Funds (since February 2001). Formerly Assistant Vice President and Assistant Secretary of each of the Pilgrim Funds (August 1999-February 2001) and Assistant Vice President of ING Pilgrim Group, Inc. (November 1999-January 2001). Ms. Anderson has held various other positions with ING Pilgrim Group, Inc. for more than the last five years.

          Steven Rayner, VICE PRESIDENT AND CO-PORTFOLIO MANAGER. (Age 34) Vice President of ING Pilgrim Investments and Pilgrim Bank and Thrift Fund, Inc. (since January 2001). Formerly Assistant Vice President of ING Pilgrim Investments (February 1998 - January 2001). Mr. Rayner has held various other positions with ING Pilgrim Investments since June 1995.

          Robert Kloss, VICE PRESIDENT AND CO-PORTFOLIO MANAGER. (Age 45) Vice President of ING Pilgrim Investments and Pilgrim Bank and Thrift Fund, Inc. (since January 2001). Mr. Kloss has held various other positions with ING Pilgrim Investments for the last five years.

          Andy Mitchell, VICE PRESIDENT AND CO-PORTFOLIO MANAGER. (Age 37) Vice President, ING Pilgrim Investments. Formerly, Senior Credit Analyst for Katonah Capital; Vice President and Senior High Yield Analyst at Merrill Lynch Asset Management (from March 1998 to March
     2000); Assistant Vice President and Senior High Yield Analyst at Schroder Capital Management (from March 1994 to March 1998).

          Russ Stiver, VICE PRESIDENT AND CO-PORTFOLIO MANAGER. (Age 38) Vice President, ING Pilgrim Investments (since May 2000). Formerly, Acting Vice President (April 1999 to April 2000) and Portfolio Manager (November 1996 to April 2000) at Manulife Financial.

          Andrew Chow, VICE PRESIDENT AND  CO-PORTFOLIO  MANAGER.  (Age 37)
     Vice  President,   ING  Pilgrim   Investments  (since  October  2000).
     Formerly, Portfolio Manager for Conseco (1991- 1998).

     ING Pilgrim Investments and Pilgrim Group, Inc. make their personnel available to serve as Officers and "Interested Trustees" of the Portfolios. All Officers and Interested Trustees of the Trust are compensated by ING Pilgrim Investments. Trustees who are not "interested persons" of the Adviser and members of the Advisory Board are paid by the Trust and other investment companies in the Pilgrim group of funds ("Pilgrim Funds"), a pro rata share, as described below: (i) annual retainer of $20,000; (ii) 5,000 per quarterly Board meeting; (iii) $500 per committee meeting; (iv) $500 per special or telephonic meeting; and (v) out-of-pocket expenses. The pro rata share paid by the Trust and the Pilgrim Funds is based on the average net assets as a percentage of the average net assets of all the funds managed by the Adviser for which the trustees serve in common as Trustees (or as Directors or on an Advisory Board as the case may be). The Trust also reimburses the Trustees for expenses incurred by them in connection with such meetings. Such fees are allocated evenly among the Portfolios. The Portfolios currently have an Executive Committee, Audit Committee, Valuation Committee and a Nominating Committee. The Audit, Valuation and Nominating Committees consist entirely of Independent Trustees. On April 1, 2001, no Officer or Trustee of the Portfolios, owned beneficially or of record or had an interest in shares of any Portfolio.

     The following individuals serve on the Trust's Executive Committee: John G. Turner; Thomas J. McInerney; Walter H. May; and Jock Patton. Mr. Turner serves as Chairman of the Executive Committee.

     The following individuals serve on the Trust's Audit Committee: Paul S. Doherty; Alan R. Gosule; Richard Wedemeyer; and Blaine Rieke. Mary A. Baldwin is an Advisory Member of the Audit Committee. Mr. Rieke serves as Chairman of the Audit Committee.

     The following individuals serve on the Trust's Valuation Committee:  Walter
H. May, Jr.; David W.C. Putnam; and Jock Patton. Mr. Patton serves as Chairman of the Valuation Committee.

     The following individuals serve on the Trust's Nominating  Committee:  Paul
S. Doherty; Walter H. May; Jr.; Richard Wedemeyer; and Mary A. Baldwin. Mr. May serves as Chairman of the Nominating Committee.

COMPENSATION OF TRUSTEES

     The following table sets forth information regarding compensation of Trustees by the Trust and other funds managed by ING Pilgrim Investments for the fiscal year ended December 31, 2000. Officers of the Trust and Trustees who are interested persons of the Trust do not receive any compensation from the Trust or any other funds managed by ING Pilgrim Investments. In the column headed "Total Compensation From Registrant and Fund Complex Paid to Trustees," the number in parentheses indicates the total number of boards in the fund complex on which the Trustees served during that fiscal year.

                               COMPENSATION TABLE

                                                              PENSION OR                                 TOTAL
                                                              RETIREMENT                              COMPENSATION
                                                               BENEFITS            ESTIMATED              FROM
                                   AGGREGATE                    ACCRUED             ANNUAL             REGISTRANT
                                  COMPENSATION                AS PART OF           BENEFITS             AND FUND
NAME OF                           FROM PILGRIM                   FUND                UPON             COMPLEX PAID
PERSON, POSITION           VARIABLE PRODUCTS TRUST(1)          EXPENSES           RETIREMENT         TO TRUSTEES(1)
----------------           --------------------------          --------           ----------         --------------
Mary A. Baldwin (2)                    1,352                     N/A                  N/A                 54,500
Advisory Board Member                                                                                  (27 boards)

Al Burton (2)(5)                       1,501                     N/A                  N/A                 60,500
Trustee                                                                                                (27 boards)

Paul S. Doherty (3)                    1,340                     N/A                  N/A                 54,000
Trustee                                                                                                (27 boards)

Robert B. Goode, Jr                    1,489                     N/A                  N/A                 60,000
Trustee (3)(5)                                                                                         (27 boards)

Alan S. Gosule (3)                     1,489                     N/A                  N/A                 60,000
Trustee                                                                                                (27 boards)

Mark L. Lipson                             0                     N/A                  N/A                      0
Trustee (3)(4)                                                                                         (13 boards)

Walter H. May (3)                      1,464                     N/A                  N/A                 59,000
Trustee                                                                                                (27 boards)

Jock Patton (2)                        1,514                     N/A                  N/A                 61,000
Trustee                                                                                                (27 boards)

David W.C. Putnam (3)                  1,483                     N/A                  N/A                 59,750
Trustee                                                                                                (27 boards)

John R. Smith (3)(5)                   1,501                     N/A                  N/A                 60,500
Trustee                                                                                                (27 boards)

Robert W. Stallings (2)(4)                 0                     N/A                  N/A                      0
President and Advisory                                                                                 (27 boards)
Board Member

John G. Turner (3)(4)                      0                     N/A                  N/A                      0
Trustee                                                                                                (27 boards)

David W. Wallace (3)(5)                1,501                     N/A                  N/A                 60,500
Trustee                                                                                                (27 boards)

----------
(1)  Information provided for the fiscal year ended December 31, 2000.
(2) Elected a Trustee or non-voting Advisory Board Member of Pilgrim Variable Products Trust, Pilgrim SmallCap Opportunities Fund, Pilgrim Growth Opportunities Fund, Pilgrim Equity Trust, and Pilgrim Mayflower Trust on November 16, 1999.
(3) Elected a Director/Trustee of Pilgrim Mutual Funds, Pilgrim Advisory Funds, Pilgrim Investment Funds, Pilgrim Bank and Thrift Fund, Pilgrim Government Securities Income Fund, and Pilgrim Prime Rate Trust on October 29, 1999.
(4) "Interested person," of the Trust as defined in the 1940 Act. Officers and Trustees who are interested persons do not receive any compensation from the Funds.
(5)  Resigned as Trustee effective February 26, 2001.

     PRINCIPAL HOLDERS OF FUND SHARES

     As of April 1, 2001, Reliastar Life Insurance Company owned of record more than 25% of the shares of the Growth + Value, the SmallCap Opportunities, the Research Enhanced Index, the High Yield Bond, the International Value, the MagnaCap, the Growth Opportunities and the MidCap Opportunities Portfolios, and thus may be deemed to control those Portfolios. Reliastar is a corporation organized under the laws of the state of Minnesota. Generally, a shareholder holding more than 50% of a Portfolio's shares would be able to cast the deciding vote on any proposal submitted to shareholders.


     To the best knowledge of the Trust, the names and addresses of the holders of 5% or more of the outstanding shares of each class of the Portfolios' equity securities as of April 1, 2001, and the percentage of the outstanding shares held by such holders are set forth in the table below.

                                                                      CLASS AND TYPE
       FUND                             ADDRESS                        OF OWNERSHIP        % OF PORTFOLIO
       ----                             -------                        ------------        --------------
Growth + Value Portfolio      Reliastar Life Insurance Co.           Class R                   12.04%
                              FBO: Select Life 2/3                   Beneficial Owner
                              Route 5196, P.O. Box 20
                              Minneapolis, MN 55440- 0020

Growth + Value Portfolio      Reliastar Life Insurance Co.           Class R                    9.90%
                              FBO: Select III Non Qualified          Beneficial Owner
                              Route 5196, P.O. Box 20
                              Minneapolis, MN 55440- 0020

Growth + Value Portfolio      Reliastar Life Insurance Co.           Class R                   14.00%
                              FBO: Select III Qualified              Beneficial Owner
                              Route 5196, P.O. Box 20
                              Minneapolis, MN 55440- 0020

Growth + Value Portfolio      Reliastar Life Insurance Co.           Class R                   53.12%
                              FBO: Northern Life Var. Ann            Beneficial Owner
                              - Sep 1
                              Route 5196, P.O. Box 20
                              Minneapolis, MN 55440- 0020

SmallCap                      Reliastar Life Insurance Co.           Class R                    5.22%
Opportunities                 FBO: Northstar Qualified               Beneficial Owner
Portfolio                     Route 5196, P.O. Box 20
                              Minneapolis, MN 55440- 0020

SmallCap                      Reliastar Life Insurance Co.           Class R                   19.84%
Opportunities                 FBO: Select Life 2/3                   Beneficial Owner
Portfolio                     Route 5196, P.O. Box 20
                              Minneapolis, MN 55440- 0020

SmallCap                      Reliastar Life Insurance Co.           Class R                   11.10%
Opportunities                 FBO: Select III Non-Qualified          Beneficial Owner
Portfolio                     Route 5196, P.O. Box 20
                              Minneapolis, MN 55440- 0020

SmallCap                      Reliastar Life Insurance Co.           Class R                   15.34%
Opportunities                 FBO: Select III Qualified              Beneficial Owner
Portfolio                     Route 5196, P.O. Box 20
                              Minneapolis, MN 55440- 0020

SmallCap                      Reliastar Life Insurance Co.           Class R                   36.50%
Opportunities                 FBO: Northern Life Var. Ann.           Beneficial Owner
Portfolio                     - Sep. 1
                              Route 5196, P.O. Box 20
                              Minneapolis, MN 55440- 0020

                                                                      CLASS AND TYPE
       FUND                             ADDRESS                        OF OWNERSHIP        % OF PORTFOLIO
       ----                             -------                        ------------        --------------
Research Enhanced             Reliastar Life Insurance Co.           Class R                    9.15%
Index Portfolio               FBO: Select Life 2/3                   Beneficial Owner
                              Route 5196, P.O. Box 20
                              Minneapolis, MN 55440- 0020


Research Enhanced             Reliastar Life Insurance Co.           Class R                    8.31%
Index Portfolio               FBO: Select III Non-Qualified          Beneficial Owner
                              Route 5196, P.O. Box 20
                              Minneapolis, MN 55440- 0020

Research Enhanced             Reliastar Life Insurance Co.           Class R                   11.84%
Index Portfolio               FBO: Select III Qualified              Beneficial Owner
                              Route 5196, P.O. Box 20
                              Minneapolis, MN 55440- 0020

Research Enhanced             Reliastar Life Insurance Co.           Class R                   69.30%
Index Portfolio               FBO: Northern Life Var. Ann.           Beneficial Owner
                              - Sep 1
                              Route 5196, P.O. Box 20
                              Minneapolis, MN 55440- 0020

High Yield Bond               Reliastar Life Insurance Co.           Class R                    5.09%
Portfolio                     FBO: Northstar Non Qualified           Beneficial Owner
                              Route 5196, P.O. Box 20
                              Minneapolis, MN 55440- 0020

High Yield Bond Portfolio     Reliastar Life Insurance Co.           Class R                    7.89%
                              FBO: Select Life 2/3                   Beneficial Owner
                              Route 5196, P.O. Box 20
                              Minneapolis, MN 55440- 0020

High Yield Bond Portfolio     Reliastar Life Insurance Co.           Class R                   22.75%
                              FBO: Select III Non-Qualified          Beneficial Owner
                              Route 5196, P.O. Box 20
                              Minneapolis, MN 55440- 0020

High Yield Bond Portfolio     Reliastar Life Insurance Co.           Class R                   45.34%
                              FBO: Northern Life Var. Ann.           Beneficial Owner
                              - Sep. 1
                              Route 5196, P.O. Box 20
                              Minneapolis, MN 55440- 0020

High Yield Bond               Reliastar Life Insurance Co.           Class R                    5.97%
Portfolio                     FBO: Bankers Variable Ann.             Beneficial Owner
                              Non-Qualified
                              Route 5196, P.O. Box 20
                              Minneapolis, MN 55440- 0020

High Yield Bond Portfolio     Reliastar Life Insurance Co.           Class R                    7.67%
                              FBO: Bankers Variable Ann. Qual.       Beneficial Owner
                              Route 5196, P.O. Box 20
                              Minneapolis, MN 55440- 0020

International                 Reliastar Life Insurance Co.           Class R                   18.44%
Value Portfolio               FBO: Select Life 2/3                   Beneficial Owner
                              Route 5196, P.O. Box 20
                              Minneapolis, MN 55440- 0020

International                 Reliastar Life Insurance Co.           Class R                   23.25%
Value Portfolio               FBO: Select III Non-Qualified          Beneficial Owner
                              Route 5196, P.O. Box 20
                              Minneapolis, MN 55440- 0020

                                                                      CLASS AND TYPE
       FUND                             ADDRESS                        OF OWNERSHIP        % OF PORTFOLIO
       ----                             -------                        ------------        --------------
International                 Reliastar Life Insurance Co.           Class R                   45.96%
Value Portfolio               FBO: Northern Life Var. Ann.           Beneficial Owner
                              - Sep. 1
                              Route 5196, P.O. Box 20
                              Minneapolis, MN 55440- 0020

MagnaCap Portfolio            Reliastar Life Insurance Co.           Class R                   12.98%
                              FBO: Select Life 2/3                   Beneficial Owner
                              Route 5196, P.O. Box 20
                              Minneapolis, MN 55440- 0020

MagnaCap                      Reliastar Life Insurance Co.           Class R                   54.56%
Portfolio                     FBO: Select III Non-Qualified          Beneficial Owner
                              Route 5196, P.O. Box 20
                              Minneapolis, MN 55440- 0020

MagnaCap                      Reliastar Life Insurance Co.           Class R                   32.21%
Portfolio                     FBO: Northern Life Var. Ann.           Beneficial Owner
                              - Sep 1
                              Route 5196, P.O. Box 20
                              Minneapolis, MN 55440- 0020

Growth                        Reliastar Life Insurance Co.           Class R                   26.94%
Opportunities                 FBO: Select Life 2/3                   Beneficial Owner
Portfolio                     Route 5196, P.O. Box 20
                              Minneapolis, MN 55440- 0020

Growth                        Reliastar Life Insurance Co.           Class R                   18.30%
Opportunities                 FBO: Select III Non-Qualified          Beneficial Owner
Portfolio                     Route 5196, P.O. Box 20
                              Minneapolis, MN 55440- 0020

Growth                        Reliastar Life Insurance Co.           Class R                   50.26%
Opportunities                 FBO: Northern Life Var. Ann.           Beneficial Owner
Portfolio                     - Sep. 1
                              Route 5196, P.O. Box 20
                              Minneapolis, MN 55440- 0020

MidCap                        Reliastar Life Insurance Co.           Class R                   25.34%
Opportunities                 FBO: Select Life 2/3                   Beneficial Owner
Portfolio                     Route 5196, P.O. Box 20
                              Minneapolis, MN 55440- 0020

MidCap                        Reliastar Life Insurance Co.           Class R                   23.42%
Opportunities                 FBO: Select III Non-Qualified          Beneficial Owner
Portfolio                     Route 5196, P.O. Box 20
                              Minneapolis, MN 55440- 0020

MidCap                        Reliastar Life Insurance Co.           Class R                   50.07%
Opportunities                 FBO: Northern Life Var. Ann.           Beneficial Owner
Portfolio                     - Sep. 1
                              Route 5196, P.O. Box 20
                              Minneapolis, MN 55440- 0020

     To the knowledge of management, as of April 1, 2001, the officers and Trustees of the Trust owned collectively, less than 1% of the shares of each Portfolio.

                                OTHER INFORMATION

     INDEPENDENT AUDITORS. KPMG LLP has been selected as the independent auditors for the Trust. KPMG LLP will audit the Trust's annual financial statements and issue an opinion thereon.

     CUSTODIAN/ACCOUNTING SERVICES AGENT. State Street Bank and Trust Company acts as custodian of the Portfolios' assets and performs fund accounting services.

     LEGAL COUNSEL. Legal matters for the Trust are passed upon by Dechert, 1775 Eye Street, N.W., Washington, D.C. 20006.

     CAPITALIZATION AND VOTING RIGHTS. The authorized capital of the Pilgrim Variable Products Trust is an unlimited number of shares of beneficial interest with a par value of $0.01 each. All shares when issued are fully paid, non-assessable, and redeemable. Shares have no preemptive rights. All shares have equal voting, dividend and liquidation rights. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so, and in such event the holders of the remaining shares voting for the election of Trustees will not be able to elect any person or persons to the Board of Trustees. Generally, there will not be annual meetings of shareholders. There will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Shareholders may, in accordance with the Trust's Declaration of Trust, cause a meeting of shareholders to be held for the purpose of voting on the removal of Trustees. Meetings of the shareholders will be called upon written request of shareholders holding in the aggregate not less than 10% of the outstanding shares of the affected Portfolio or class having voting rights. Except as set forth above and subject to the 1940 Act, the Trustees will continue to hold office and appoint successor Trustees.

     The Board of Trustees may classify or reclassify any unissued shares into shares of any series by setting or changing in any one or more respects, from time to time, prior to the issuance of such shares, the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends or qualifications of such shares. Any such classification or reclassification will comply with the provisions of the 1940 Act. The Board of Trustees may create additional series (or classes of series) of shares without shareholder approval. Any series or class of shares may be terminated by a vote of the shareholders of such series or class entitled to vote or by the Trustees by written notice to shareholders of such series or class. In accordance with current laws, it is
anticipated  that  an  insurance   company  issuing  a  Variable  Contract  that
participates in the Trust will request voting instructions from Variable Contract owners and will vote shares or other voting interests in the separate account in proportion to the voting instructions received.

     REPORTS TO SHAREHOLDERS. The fiscal year of the Trust ends on December 31. Each Portfolio will send financial statements to its shareholders at least semi-annually. An annual report containing financial statements audited by the independent accountants will be sent to shareholders each year.

     CODE OF ETHICS. The Trust, the Adviser and the Distributor have adopted a Code of Ethics governing personal trading activities of all Trustees, officers of the Trust and persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by a Portfolio or obtain information pertaining to such purchase or sale. The Code is intended to prohibit fraud against the Trust and the Portfolios that may arise from personal trading. Personal trading is permitted by such persons subject to certain restrictions; however they are generally required to pre-clear all security transactions with the Trust's Compliance Officer or her designee and to report all transactions on a regular basis. The Sub-Advisers have adopted their own Codes of Ethics to govern the personal trading activities of their personnel.

     SHAREHOLDER AND TRUSTEE RESPONSIBILITY. Shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust. The risk of a shareholder incurring any financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations. The Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides that notice of the disclaimer must be given in each agreement, obligation or instrument entered into or executed by the Trust or Trustees. The Declaration of Trust provides for indemnification of any shareholder held personally liable for the obligations of the Trust and also provides for the Trust to reimburse the shareholder for all legal and other expenses reasonably incurred in connection with any such claim or liability.

     Under the Declaration of Trust, the trustees or officers are not liable for actions or failure to act; however, they are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office. The Trust provides indemnification to its trustees and officers as authorized by the 1940 Act and the rules and regulations thereunder.

     FINANCIAL STATEMENTS. The Trust's audited financial statements dated December 31 in the report of the independent auditors, KPMG LLP, are hereby incorporated by reference to the Annual Report to Shareholders of the Pilgrim Variable Products Trust for the year ended December 31, 2000.

     REGISTRATION STATEMENT. A registration statement has been filed with the Securities and Exchange Commission under the 1933 Act and the 1940 Act. The Prospectus and this Statement of Additional Information do not contain all information set forth in the registration statement, its amendments and exhibits thereto that the Trust has filed with the Securities and Exchange Commission, Washington, D.C., to all of which reference is hereby made.

                             PERFORMANCE INFORMATION

     Each Portfolio may, from time to time, include its total return and the High Yield Bond Portfolio may include its yield in advertisements or reports to shareholders or prospective investors. Performance information for the Portfolios will not be advertised or included in sales literature unless accompanied by comparable performance information for a Separate Account to which the Portfolios offer their shares.

     A. TOTAL RETURN. Standardized quotations of average annual total return for a Portfolio will be expressed in terms of the average annual compounded rate of return for a hypothetical investment in the Portfolio over periods of 1, 5 and 10 years (or up to the life of the Portfolio), calculated pursuant to the following formula: P(1 + T) to the power of n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures reflect the deduction of Portfolio expenses (on an annual basis), and assume that all dividends and distributions on shares are reinvested when paid.

     The total return for SmallCap Opportunities, Growth + Value, International Value, Research Enhanced Index, and High Yield Bond Portfolios, so calculated, for the period since inception of each Portfolio (May 6, 1994 for all Portfolios other than the International Value Portfolio, inception being August 8, 1997) and for the one-year and five-year periods ended December 31, 2000 is set forth below. Information is not provided for the Worldwide Growth, International SmallCap Growth, International, Emerging Countries, LargeCap Growth, Financial Services, Growth and Income, and Convertible Portfolios because these Portfolios were not operational during the periods shown.

                                                                                            SINCE
                                                         ONE YEAR         FIVE YEAR       INCEPTION
                                                         --------         ---------       ---------
SmallCap Opportunities Portfolio ............              1.09%            30.33%          25.97%
Growth + Value Portfolio ....................             -9.78%            24.24%          22.30%
International Value Portfolio ...............              3.18%              N/A           19.55%
Research Enhanced Index Portfolio(1) ........            -11.63%             2.44%           4.20%
High Yield Bond Portfolio ...................            -11.17%             1.66%           3.72%
Magna Cap Portfolio(2) ......................               N/A               N/A            1.61%
Growth Opportunities Portfolio(2) ...........               N/A               N/A          -10.62%
MidCap Opportunities Portfolio(2) ...........               N/A               N/A           -9.38%

----------
(1) The portfolio commenced operations on May 6, 1994 as the Northstar Multi-Sector Bond Fund with the investment objective of maximizing current income consistent with the preservation of capital. From inception through April 29, 1999, the portfolio operated under this investment objective and related investment strategies. However, effective April 30, 1999 and pursuant to shareholder approval, the portfolio changed its investment objective and strategies to be managed as a large cap equity portfolio. Accordingly, the past performance in this table may not be indicative of the portfolio's future performance.
(2) The Magna Cap Portfolio commenced operations on May 8, 2000; Growth Opportunities Portfolio commenced operations on May 3, 2000; and the MidCap Opportunities Portfolio commenced operations on May 5, 2000.

     Performance information for the Portfolios may be compared in reports and promotional literature, to: (i) the Standard & Poor's 500 Stock Index ("S&P 500"), Dow Jones Industrial Average ("DJIA"), or other unmanaged indices so that investors may compare each Portfolio's results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets general; (ii) other groups of mutual funds tracked by Lipper Analytical Services, Inc., a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank mutual funds on overall performance or other criteria; (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Portfolio; and (iv) well known monitoring sources of certificates of deposit performance rates such as Salomon Brothers, Federal Reserve Bulletin, American Bankers, Tower Data/The Wall Street Journal. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

     The Portfolios also may quote annual, average annual and annualized total return and aggregate total return performance data, both as a percentage and as a dollar amount based on a hypothetical $10,000 investment for various periods other than those noted below. Such data will be computed as described above, except that the rates of return calculated will not be average annual rates, but rather, actual annual, annualized or aggregate rates of return.

     B. YIELD. Yield is the net annualized yield based on a specified 30-day (or one month) period assuming a semiannual compounding of income. Yield is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                                                  6
                                Yield= 2[(A-B + 1) -1]
                                          ---
                                          cd

     Where:

              a = dividends and interest earned during the period, including the amortization of market premium or accretion of market discount

              b = expenses accrued for the period (net of reimbursements) c = the average daily number of shares outstanding during the period that were entitled to receive dividends

              d = the maximum offering price per share on the last day of the period

     To calculate interest earned (for the purpose of "a" above) on debt obligations, a Portfolio computes the yield to maturity of each obligation held by the Portfolio based on the market value of the obligation (including actual accrued interest) at the close of the last business day of the month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest). The yield-to-maturity is then divided by 360 and the quotient is multiplied by the market value of the obligation (including actual accrued interest) to determine the interest income on the obligation for each day of the subsequent month that the obligation is in the Portfolio's portfolio.

     Solely for the purpose of computing yield, a Portfolio recognizes dividend income by accruing 1/360 of the stated dividend rate of a security in the portfolio.

     Undeclared earned income, computed in accordance with generally accepted accounting principles, may be subtracted from the maximum offering price. Undeclared earned income is the net investment income, which, at the end of the base period, has not been declared as a dividend, but is reasonably expected to be declared as a dividend shortly thereafter.

     The yield for the High Yield Bond Portfolio, calculated for the one month period ended December 31, 2000, was 11.62%.

     Quotations of yield or total return for the Portfolios will not take into account charges and deductions against the Variable Account to which the Portfolios' shares are sold or charges and deductions against the Variable Contracts issued by ReliaStar Life Insurance Company or its affiliates. The Portfolios' yield and total return should not be compared with mutual funds that sell their shares directly to the public since the figures provided do not reflect charges against the Variable Account or the Variable Contracts. Performance information for any Portfolio reflects only the performance of a hypothetical investment in the Portfolio during the particular time period in which the calculations are based. Performance information should be considered in light of the Portfolios' investment objectives and policies, characteristics and quality of the portfolios and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

                                    APPENDIX

                 DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC.
                       ("MOODY'S") CORPORATE BOND RATINGS

     Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which made the long-term risks appear somewhat larger than in Aaa securities.

     A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements maybe lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C - Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Note: Moody's may apply numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

 DESCRIPTION OF STANDARD & POOR'S CORPORATION'S ("S&P") CORPORATE DEBT RATINGS

     AAA - Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

     AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

     A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB - Debt rated BBB is regarded as having adequate capacity to pay interest and repay principal. Whereas it normally exhibits protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories.

     BB, B, CCC, CC, C - Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures and adverse conditions.

     CI -- rating CI is reserved for income bonds on which no interest is being paid.

     D -- Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

     Plus (+) or Minus(-) -- The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                            PART C: OTHER INFORMATION
EXHIBITS

     (a)  (1)  Declaration of Trust (1)
          (2) Certificate of Amendment of Declaration of Trust and Redesignation of Series (2)
          (3)  Certificate of Establishment and Designation (3)
          (4)  Certificate of Establishment and Designation (4)
          (5) Certificate of Amendment of Declaration of Trust and Redesignation of Series (7)
          (6)  Certificate of Amendment of Declaration of Trust (7)
          (7)  Certificate of Amendment of Declaration of Trust (7)
          (8)  Certificate of Establishment and Designation of Series (7)
          (9) Certificate of Amendment of Declaration of Trust and Redesignation of Series (7)
          (10) Certificate of Amendment of Declaration of Trust and Establishment and Designation of Additional Series of Shares of Beneficial Interest; Establishment of Additional Series; Establishment of New Principal Place of Business (filed herewith)

     (b)  By-laws. (1)

     (c)  Not applicable

     (d) (1) Investment Advisory Contract between the Registrant and Northstar Investment Management Corporation (4)
          (2) Form of Sub-Advisory Agreement between Northstar Investment Management Corporation and Navellier Fund Management, Inc. (1)
          (3)  Form of Sub-Advisory Agreement between Northstar Investment
               Management Corporation and Brandes Investment Partners (4)
          (4)  Sub-Advisory Agreement between Northstar Investment Management
               Corporation and J.P. Morgan Investment Management, Inc. (8)
          (5) Form of Amended and Restated Investment Advisory Agreement between the Registrant and Pilgrim Advisors, Inc. (7)
          (6) Form of Investment Advisory Agreement between the Registrant and ING Pilgrim Investments, LLC (7)
          (7) Form of Investment Advisory Agreement between the Registrant and ING Pilgrim Investments, LLC (8)
          (8) Form of Advisory Agreement between Registrant and ING Pilgrim Investments, LLC (filed herewith)
          (9) Form of Sub-Advisory Agreement between ING Pilgrim Investments, LLC and Nicholas-Applegate Capital Management (filed herewith)

     (e) Form of Distribution Agreement between the Registrant and ING Pilgrim Securities, Inc. (filed herewith)

     (f)  Not applicable

     (g)  (1)  Custodian Agreement (1)
          (2)  Amendment to Custodian Agreement (6)

     (h)  (1)  Administrative Services Agreement (4)
          (2)  Amended and Restated Administrative Services Agreement (7)
          (3) Form of Amended and Restated Administrative Services Agreement (filed herewith)
          (4)  Form of Shareholder Services Plan (9)

     (i) (1) Legal Opinion of Dechert with respect to the Pilgrim VP MagnaCap Portfolio, Pilgrim VP Growth Opportunities Portfolio, and Pilgrim VP MidCap Opportunities Portfolio (8)
          (2) Legal Opinion of Dechert with respect to the Pilgrim VP Worldwide Growth Portfolio, Pilgrim VP International SmallCap Growth Portfolio, Pilgrim VP International Portfolio, Pilgrim VP Emerging Countries Portfolio, Pilgrim VP Growth and Income Portfolio, Pilgrim LargeCap Growth Portfolio, Pilgrim VP Financial Services Portfolio and Pilgrim VP Convertible Portfolio (filed herewith)
          (3)  Consent of Dechert (filed herewith)

     (j)  Consent of Independent Public Accountants (filed herewith)

     (k)  N/A

     (l)  N/A

     (m)  N/A

     (n)  N/A

     (o)  Form of Rule 18f-3 Plan (filed herewith)

     (p) (1) Code of Ethics of Registrant, Pilgrim Investments, Inc. and Pilgrim Securities, Inc. (8)
          (2)  Form of Code of Ethics of Brandes Investment Partners, L.P. (8)
          (3)  Form of Code of Ethics of J.P. Morgan Investment Management, Inc.
               (8)
          (4)  Form of Code of Ethics of Navellier Fund Management, Inc. (8)
          (5) Form of Code of Ethics of Nicholas-Applegate Capital Management (filed herewith)

----------
(1) Incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-1A as filed on February 28, 1996.
(2) Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A as filed on April 30, 1997.
(3) Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A as filed on May 16, 1997.
(4) Incorporated by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A as filed on May 20, 1997.
(5) Incorporated by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A as filed on August 8, 1997.
(6) Incorporated by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A as filed on February 27, 1998.
(7) Incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A as filed January 28, 2000.
(8) Incorporated by reference to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A as filed on April 27, 2000.
(9) Incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A as filed on February 15, 2001.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

     The Portfolios are available only to serve as investment options under variable annuity contracts or variable life insurance policies issued by insurance companies that are part of the ING Groep N.V. (NYSE: ING) ("ING Group"). ING Group is a global financial institution active in the field of insurance, banking, and asset management in more than 65 countries with almost 100,000 employees. These insurance companies will vote shares of the Trust in accordance with instructions of contract owners having interests in these separate accounts.

ITEM 25. INDEMNIFICATION

     Section 4.3 of Registrant's Declaration of Trust provides the following:

     (a) Subject to the exceptions and limitations contained in paragraph (b) below:

          (i) every person who is, or has been, a Trustee or officer of the Trust shall be indemnified by the Trust to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof; and

          (ii) the word "claim," "action," "suit," or "proceeding" shall apply to all claims, actions suits or proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; aria the words "liability" and "expenses" shall include, without limitation, attorneys fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

     (b) No indemnification shall he provided hereunder to a Trustee or officer:

               (i) against any liability to the Trust, a Series thereof, or the Shareholders by reason of a final adjudication by a court or other body before which a proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

               (ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

               (iii) in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (h) (i) or (b)
          (ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office:

                    (a) by the court or other body approving the settlement or other disposition; or

                    (b) based upon a review of readily available facts (as
               opposed to a full trial-type inquiry) by (x) vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or (y) written opinion of independent legal counsel.

     (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to he such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

     (d) Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 4.3 may be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that either:

               (i) such undertaking is secured by a surety bond or some other appropriate security provided by the recipient, or the Trust shall be insured against losses arising out of any such advances; or

               (ii) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will he found entitled to indemnification.

          As used in this Section 4.3, a "Disinterested Trustee" is one who is not (i) an Interested Person of the Trust (including anyone who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in connection with the successful defense of any action suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy, as expressed in the Act and be governed by final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISERS

     Information as to the directors and officers of ING Pilgrim Investments, LLC, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of ING Pilgrim Investments, LLC in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-48282) filed under the Investment Advisers Act of 1940 and is incorporated herein by reference thereto.

     Information as to the directors and officers of Brandes Investment Partners LP, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of Brandes Investment Partners LP in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-24896) filed under the Investment Advisers Act of 1940 and is incorporated herein by reference thereto.

     Information as to the directors and officers of Navellier Fund Management, Inc., together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of Navellier Fund Management, Inc. in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-50932) filed under the Investment Advisers Act of 1940 and is incorporated herein by reference thereto.

     Information as to the directors and officers of J.P. Morgan Investment Management, Inc., together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of J.P. Morgan Investment Management, Inc. in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-21011) filed under the Investment Advisers Act of 1940 and is incorporated herein by reference thereto.

     Information as to the directors and officers of Nicholas-Applegar Capital Management, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of Nicholas-Applegate Capital Management in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-21442) filed under the Investment Advisers Act of 1940 and is incorporated herein by reference thereto.

ITEM 27. PRINCIPAL UNDERWRITER

     (a) ING Pilgrim Securities, Inc. is the principal underwriter for the Registrant and for Pilgrim Advisory Funds, Inc., Pilgrim Investment Funds, Inc., Pilgrim Bank and Thrift Fund, Inc., Pilgrim Prime Rate Trust, Pilgrim Mutual Funds, Pilgrim Equity Trust, Pilgrim SmallCap Opportunities Fund, Pilgrim Growth Opportunities Fund, Pilgrim Mayflower Trust, Pilgrim GNMA Income Fund, Inc., Pilgrim Growth and Income Fund, Inc., Pilgrim International Fund, Inc., Pilgrim Precious Metals Fund, Inc., Pilgrim Russia Fund, Inc., Pilgrim Funds Trust, Lexington Money Market Trust, Pilgrim Emerging Markets Fund, Inc., Pilgrim Natural Resources Trust, Pilgrim Senior Income Fund, USLICO Series Fund, and Pilgrim Variable Insurance Trust.

     (b)Information as to the directors and officers of ING Pilgrim Securities, Inc., together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Distributor in the last two years, is included in its application for registration as a broker-dealer on Form BD (File No. 8-48020) filed under the Securities Exchange Act of 1934 and is incorporated herein by reference thereto.

     (c)Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

     State Street Bank and Trust Co., located at 225 Franklin Street, Boston, MA 02110-2804 maintains such records as Custodian, Transfer Agent and Fund Accounting Agent, for the Trust and each Portfolio:

     (i) Receipts and delivery of securities including certificate numbers;

     (ii) Receipts and disbursement of cash;

     (iii) Records of securities in transfer, securities in physical possession, securities owned and securities loaned.

     (iv) Shareholder Records

     All other records required by item 30(a) are maintained at the office of the Administrator, 7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258 and the offices of the Subadvisers.

     The addresses of the Subadvisers are as follows: Brandes Investment Partners, L.P., 12750 High Bluff Drive, San Diego, CA 92130; J.P. Morgan Investment Management Inc., 522 Fifth Avenue, New York, NY 10036; Navellier Fund Management, Inc., 1 East Liberty, 3rd Floor, Reno, NV 89501; and
Nicholas-Applegate Capital Management, 600 West Broadway, San Diego, CA 92101

ITEM 29. MANAGEMENT SERVICES

     Not Applicable

ITEM 30. UNDERTAKINGS

     None

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 19 to the Registrant's Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Scottsdale and the State of Arizona on the 27th day of April, 2001.

                                        PILGRIM VARIABLE PRODUCTS TRUST


                                        By: /s/ Kimberly A. Anderson,
                                           -------------------------------------
                                           Kimberly A. Anderson,
                                           Vice President and Secretary

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

        SIGNATURE                    TITLE                            DATE
        ---------                    -----                            ----

                               Trustee and Chairman              April 27, 2001
-------------------------
John G. Turner*

                               President and Chief               April 27, 2001
-------------------------      Executive Officer
James M. Hennessy*

                               Trustee                           April 27, 2001
-------------------------
Paul S. Doherty*

                               Trustee                           April 27, 2001
-------------------------
Alan L. Gosule*

                               Trustee                           April 27, 2001
-------------------------
Walter H. May, Jr.*

                               Trustee                           April 27, 2001
-------------------------
Thomas J. McInerney*

                               Trustee                           April 27, 2001
-------------------------
Jock Patton*

                               Trustee                           April 27, 2001
-------------------------
David W.C. Putnam*

                               Trustee                           April 27, 2001
-------------------------
Blaine E. Rieke*

                               Trustee                           April 27, 2001
-------------------------
Richard A. Wedemeyer*

                               Senior Vice President and         April 27, 2001
-------------------------      Principal Financial Officer
Michael J. Roland*


*By: /s/ Kimberly A. Anderson
    ----------------------------
    Kimberly A. Anderson,
    Attorney-in-Fact**

**   Powers of Attorney for the Trustees, are attached hereto.

                                POWER OF ATTORNEY

     KNOW ALL MEN BY THESE PRESENTS, that the undersigned constitutes and appoints James M. Hennessy, Michael J. Roland, Kimberly A. Anderson, Jeffrey S. Puretz and Karen L. Anderberg, and each of them his true and lawful attorney-in-fact as agent with full power of substitution and resubstitution of him in his name, place, and stead, to sign any and all registration statements on Form N-1A applicable to the Pilgrim Advisory Funds, Inc., Pilgrim Investment Funds, Inc., Pilgrim Bank and Thrift Fund, Inc., Pilgrim Mutual Funds, Pilgrim SmallCap Opportunities Fund, Pilgrim Growth Opportunities Fund, Pilgrim Equity Trust, Pilgrim Mayflower Trust, Pilgrim Global Technology Fund, Inc., Pilgrim GNMA Income Fund, Inc., Pilgrim Precious Metals Fund, Inc., Pilgrim Growth and Income Fund, Inc., Pilgrim International Fund, Inc., Pilgrim Silver Fund, Inc., Pilgrim SmallCap Asia Growth Fund, Inc., Pilgrim Russia Fund, Inc., Pilgrim Worldwide Emerging Markets Fund, Inc., Lexington Money Market Trust, Lexington Emerging Markets Fund, Inc., Pilgrim Variable Products Trust, USLICO Series Fund, Lexington Natural Resources Trust, and ING Variable Insurance Trust and any amendment or supplement thereto, and to file the same with all exhibits thereto and other documents in connection therewith, with the U.S. Securities and Exchange Commission, granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and necessary to be done, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, or his substitutes, may lawfully do or cause to be done by virtue hereof.

Dated:  February 26, 2001


/s/ Paul S. Doherty        /s/ Thomas J. McInerney     /s/ Blaine E. Rieke
-------------------------  -------------------------   -------------------------
Paul S. Doherty            Thomas J. McInerney         Blaine E. Rieke


/s/ Alan L. Gosule         /s/ Jock Patton             /s/ John G. Turner
-------------------------  -------------------------   -------------------------
Alan L. Gosule             Jock Patton                 John G. Turner


/s/ Walter H. May, Jr.     /s/ David W.C. Putnam       /s/ Richard A. Wedemeyer
-------------------------  -------------------------   -------------------------
Walter H. May, Jr.         David W.C. Putnam           Richard A. Wedemeyer

                                POWER OF ATTORNEY

     KNOW ALL MEN BY THESE PRESENTS, that the undersigned constitutes and appoints James M. Hennessy, Kimberly A. Anderson, Jeffrey S. Puretz and Karen L. Anderberg, and each of them his true and lawful attorney-in-fact as agent with full power of substitution and resubstitution of him in his name, place, and stead, to sign any and all registration statements on Form N-1A applicable to the Pilgrim Advisory Funds, Inc., Pilgrim Investment Funds, Inc., Pilgrim Bank and Thrift Fund, Inc., Pilgrim Mutual Funds, Pilgrim SmallCap Opportunities Fund, Pilgrim Growth Opportunities Fund, Pilgrim Equity Trust, Pilgrim Mayflower Trust, Pilgrim Global Technology Fund, Inc., Pilgrim GNMA Income Fund, Inc., Pilgrim Precious Metals Fund, Inc., Pilgrim Growth and Income Fund, Inc., Pilgrim International Fund, Inc., Pilgrim Silver Fund, Inc., Pilgrim SmallCap Asia Growth Fund, Inc., Pilgrim Russia Fund, Inc., Pilgrim Worldwide Emerging Markets Fund, Inc., Lexington Money Market Trust, Lexington Emerging Markets Fund, Inc., Pilgrim Variable Products Trust, USLICO Series Fund, Lexington Natural Resources Trust, and ING Variable Insurance Trust and any amendment or supplement thereto, and to file the same with all exhibits thereto and other documents in connection therewith, with the U.S. Securities and Exchange Commission, granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and necessary to be done, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, or his substitutes, may lawfully do or cause to be done by virtue hereof.

Dated:  February 26, 2001


/s/ Michael J. Roland
-------------------------------
Michael J. Roland

                                POWER OF ATTORNEY

     KNOW ALL MEN BY THESE PRESENTS, that the undersigned constitutes and appoints Michael J. Roland, Kimberly A. Anderson, Jeffrey S. Puretz and Karen L. Anderberg, and each of them his true and lawful attorney-in-fact as agent with full power of substitution and resubstitution of him in his name, place, and stead, to sign any and all registration statements on Form N-1A applicable to the Pilgrim Advisory Funds, Inc., Pilgrim Investment Funds, Inc., Pilgrim Bank and Thrift Fund, Inc., Pilgrim Mutual Funds, Pilgrim SmallCap Opportunities Fund, Pilgrim Growth Opportunities Fund, Pilgrim Equity Trust, Pilgrim Mayflower Trust, Pilgrim Global Technology Fund, Inc., Pilgrim GNMA Income Fund, Inc., Pilgrim Precious Metals Fund, Inc., Pilgrim Growth and Income Fund, Inc., Pilgrim International Fund, Inc., Pilgrim Silver Fund, Inc., Pilgrim SmallCap Asia Growth Fund, Inc., Pilgrim Russia Fund, Inc., Pilgrim Worldwide Emerging Markets Fund, Inc., Lexington Money Market Trust, Lexington Emerging Markets Fund, Inc., Pilgrim Variable Products Trust, USLICO Series Fund, Lexington Natural Resources Trust, and ING Variable Insurance Trust and any amendment or supplement thereto, and to file the same with all exhibits thereto and other documents in connection therewith, with the U.S. Securities and Exchange Commission, granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and necessary to be done, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, or his substitutes, may lawfully do or cause to be done by virtue hereof.

Dated:  February 26, 2001


/s/ James M. Hennessy
-------------------------------
James M. Hennessy